                Semi-Annual Report February 28, 2001 (unaudited)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
JPMorgan Money Market Funds


100% U.S. Treasury Securities Money Market Fund

U.S. Government Money Market Fund

Treasury Plus Money Market Fund

Federal Money Market Fund II

Prime Money Market Fund II

Tax Free Money Market Fund

New York Tax Free Money Market Fund

California Tax Free Money Market Fund


                                                         [LOGO] JPMorgan Fleming
                                                                Asset Management

Contents

Letter to the Shareholders ................................................    1

JPMorgan 100% U.S. Treasury Securities
Money Market Fund
Fund Facts ................................................................    2

JPMorgan U.S. Government
Money Market Fund
Fund Facts ................................................................    3

JPMorgan Treasury Plus
Money Market Fund
Fund Facts ................................................................    4

JPMorgan Federal Money Market Fund II
Fund Facts ................................................................    5

JPMorgan Prime Money Market Fund II
Fund Facts ................................................................    6

JPMorgan Tax Free Money Market Fund
Fund Facts ................................................................    7

JPMorgan  New York Tax Free
Money Market Fund
Fund Facts ................................................................    8

JPMorgan California Tax Free
Money Market Fund
Fund Facts ................................................................    9

Portfolios of Investments .................................................   10

Financial Statements ......................................................   63

Notes to Financial Statements .............................................   72

Highlights

o The U.S. economy slowed dramatically during the reporting period, with GDP growth in the fourth quarter of 2000 slipping to a tepid 1.1%.

o After six interest rate increases beginning in June 1999, the Fed Funds rate stood at 6.50% through most of the reporting period.

o The Federal Open Markets Committee (FOMC) changed course and made an inter-meeting cut in the Federal Funds rate of .50% on January 3, 2001. It acted again at its late-January meeting, cutting the Fed Funds rate by another .50%.

       -------------------------------------------------------
       NOT FDIC INSURED  |  May lose value / No bank guarantee
       -------------------------------------------------------

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

--------------------------------------------------------------------------------
JPMorgan Money Market Funds

LETTER TO THE SHAREHOLDERS

                                                                   April 9, 2001
Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Money Market Funds for the six months ended February 28, 2001. As you are aware, a historic merger was completed on December 31, 2000 between J.P. Morgan and Chase Manhattan, creating J.P. Morgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the outstanding resources of the combined entity, your Fund's Trustees approved the proposal to rename your Funds on February 28, 2001 as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and the account privileges of your Fund will remain unchanged. Inside you'll find in-depth information on each of the money market funds, including holdings and maturity structure.

As Economy Slows, Fixed Income Securities Rise

As the reporting period began in September, the formerly red-hot U.S. economy was showing definite signs of slowing following a series of interest rate increases by the Federal Reserve Board that began in June 1999. While the country was focused on the Presidential election campaign and post-election drama, the slowdown accelerated and broadened much faster than was anticipated by most economists and market analysts.

As 2000 drew to a close, concerns grew that the desired soft landing for the economy may give way to a harder landing, perhaps even a recession. In fact, the monthly National Association of Purchasing Managers (NAPM) readings fell to levels that signaled recession in the final months of 2000. In response to this and other weak data, the Federal Reserve moved to a bias towards lowering short-term interest rates and then made an unexpected cut of .50% in the Federal Funds rate on January 3, 2001. The Fed moved again with a .50% cut at its regular end of January meeting.

A Hard Landing?

As consumer confidence began falling, expectations rose that the Fed would act again before its March meeting. However, mixed economic signals began to arrive, showing strength in key areas such as housing, automobiles and retail. This caused a great deal of uncertainty in the fixed income markets as investors began to question whether the Fed had gotten behind in its work of creating the desired soft landing.

By waiting until the regular March meeting, Mr. Greenspan and his colleagues at the Fed showed that they are taking a deliberate approach in cutting rates. In our view, this approach does not obscure the fact that the Fed is in the midst of a multi-step easing process which should continue into the summer and perhaps throughout 2001. Overall, we believe that the odds of a hard landing have increased to the point that they're now even with those of a soft landing. In this environment, our fixed income team will continue to focus on preservation of principal first and foremost while attempting to lock in the highest possible yields given the falling-rate backdrop.

New Resources, Same Commitment

On behalf of the thousands of professionals working on your behalf, I thank you for the trust you have placed in us over the years and welcome you to the JPMorgan Funds. We look forward to serving your investment needs for many years to come.

Sincerely yours,


/s/ George Gatch

George Gatch
Managing Director

--------------------------------------------------------------------------------
JPMorgan   100% U.S. Treasury Securities
           Money Market Fund
           As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                              High current income consistent with
                                       capital preservation
--------------------------------------------------------------------------------
Primary investments                    Direct obligations of the U.S. Treasury
                                       including Treasury bills, bonds and notes
--------------------------------------------------------------------------------
Suggested investment time frame        Short-term
--------------------------------------------------------------------------------
Share classes offered                  Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
Net assets                             $5.6 Billion
--------------------------------------------------------------------------------
Average maturity                       61 days
--------------------------------------------------------------------------------
S&P Rating                             Not Rated
--------------------------------------------------------------------------------
Moody's Rating                         Not Rated
--------------------------------------------------------------------------------
NAIC Rating                            Not Rated
--------------------------------------------------------------------------------

MATURITY SCHEDULE

                    ----------------------------------------------
                    1-14 days                                0.00%
                    ----------------------------------------------
                    15-30 days                              16.04%
                    ----------------------------------------------
                    31-60 days                              41.53%
                    ----------------------------------------------
                    61-90 days                              34.74%
                    ----------------------------------------------
                    91-180 days                              7.69%
                    ----------------------------------------------
                    181-270 days                             0.00%
                    ----------------------------------------------
                    271+ days                                0.00%
                    ----------------------------------------------

7-DAY SEC YIELD(1)

                    ----------------------------------------------
                    Vista Shares                             4.81%
                    ----------------------------------------------
                    Premier Shares                           4.92%
                    ----------------------------------------------
                    Institutional Shares                     5.15%
                    ----------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 4.69%, 4.88% and 5.05% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
JPMorgan  U.S. Government
          Money Market Fund
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                                High current income consistent with
                                         capital preservation
--------------------------------------------------------------------------------
Primary investments                      Direct obligations of the U.S. Treasury
                                         and its Agencies including Treasury
                                         bills, bonds, notes and repurchase
                                         agreements
--------------------------------------------------------------------------------
Suggested investment time frame          Short-term
--------------------------------------------------------------------------------
Share classes offered                    Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
Net assets                               $8.7 Billion
--------------------------------------------------------------------------------
Average maturity                         41 days
--------------------------------------------------------------------------------
S&P Rating*                              AAA
--------------------------------------------------------------------------------
Moody's Rating*                          Aaa
--------------------------------------------------------------------------------
NAIC Rating*                             Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              75.92%
                    ---------------------------------------------
                    15-30 days                              1.69%
                    ---------------------------------------------
                    31-60 days                              2.85%
                    ---------------------------------------------
                    61-90 days                              1.67%
                    ---------------------------------------------
                    91-180 days                            11.44%
                    ---------------------------------------------
                    181-270 days                            0.00%
                    ---------------------------------------------
                    271+ days                               6.43%
                    ---------------------------------------------

7-DAY SEC YIELD(1)

                    ---------------------------------------------
                    Vista Shares                            5.06%
                    ---------------------------------------------
                    Premier Shares                          5.20%
                    ---------------------------------------------
                    Institutional Shares                    5.39%
                    ---------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 4.96%, 5.07% and 5.33% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
JPMorgan  Treasury Plus Money Market Fund
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                                High current income consistent with
                                         capital preservation
--------------------------------------------------------------------------------
Primary investments                      Direct obligations of the U.S. Treasury
                                         includ ing Treasury bills, bonds and
                                         notes as well as repurchase agreements
                                         which are fully collateralized by
                                         obligations issued or guaranteed by the
                                         U.S. Treasury
--------------------------------------------------------------------------------
Suggested investment time frame          Short-term
--------------------------------------------------------------------------------
Share classes offered                    Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
Net assets                               $2.8 Billion
--------------------------------------------------------------------------------
Average maturity                         23 days
--------------------------------------------------------------------------------
S&P Rating*                              AAA
--------------------------------------------------------------------------------
Moody's Rating*                          Aaa
--------------------------------------------------------------------------------
NAIC Rating*                             Exempt
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) "exempt" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              56.05%
                    ---------------------------------------------
                    15-30 days                              7.05%
                    ---------------------------------------------
                    31-60 days                             22.88%
                    ---------------------------------------------
                    61-90 days                             14.02%
                    ---------------------------------------------
                    91-180 days                             0.00%
                    ---------------------------------------------
                    181-270 days                            0.00%
                    ---------------------------------------------
                    271+ days                               0.00%
                    ---------------------------------------------

7-DAY SEC YIELD(1)

                    ---------------------------------------------
                    Vista Shares                            4.72%
                    ---------------------------------------------
                    Premier Shares                          4.86%
                    ---------------------------------------------
                    Institutional Shares                    5.06%
                    ---------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 4.61%, 4.81% and 4.97% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
JPMorgan  Federal Money Market Fund II
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                                High current income consistent with
                                         capital preservation
--------------------------------------------------------------------------------
Primary investments                      Direct obligations of the U.S. Treasury
                                         including Treasury bills, bonds and
                                         notes as well as obligations issued or
                                         guaranteed by the U.S. Treasury and its
                                         Agencies
--------------------------------------------------------------------------------
Suggested investment time frame          Short-term
--------------------------------------------------------------------------------
Share classes offered                    Vista, Premier, Institutional and
                                         Reserve Shares
--------------------------------------------------------------------------------
Net assets                               $1.9 Billion
--------------------------------------------------------------------------------
Average maturity                         57 days
--------------------------------------------------------------------------------
S&P Rating                               Not Rated
--------------------------------------------------------------------------------
Moody's Rating                           Not Rated
--------------------------------------------------------------------------------
NAIC Rating                              Not Rated
--------------------------------------------------------------------------------

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              53.87%
                    ---------------------------------------------
                    15-30 days                              3.95%
                    ---------------------------------------------
                    31-60 days                              6.48%
                    ---------------------------------------------
                    61-90 days                             10.45%
                    ---------------------------------------------
                    91-180 days                             8.54%
                    ---------------------------------------------
                    181-270 days                            5.21%
                    ---------------------------------------------
                    271+ days                              11.50%
                    ---------------------------------------------

7-DAY SEC YIELD(1)

                    ---------------------------------------------
                    Vista Shares                            5.00%
                    ---------------------------------------------
                    Premier Shares                          5.21%
                    ---------------------------------------------
                    Institutional Shares                    5.44%
                    ---------------------------------------------
                    Reserve Shares                          4.96%
                    ---------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 4.96%, 5.37% and 4.31% for Vista Shares, Institutional Shares and Reserve Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
JPMorgan  Prime Money Market Fund II
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                                High current income consistent with
                                         capital preservation
--------------------------------------------------------------------------------
Primary investments                      High quality, short-term, U.S. dollar-
                                         denominated money market instruments
--------------------------------------------------------------------------------
Suggested investment time frame          Short-term
--------------------------------------------------------------------------------
Share classes offered                    Vista, Premier, Institutional, Reserve,
                                         B and C Shares
--------------------------------------------------------------------------------
Net assets                               $29.6 Billion
--------------------------------------------------------------------------------
Average maturity                         45 days
--------------------------------------------------------------------------------
S&P Rating*                              AAA
--------------------------------------------------------------------------------
Moody's Rating*                          Aaa
--------------------------------------------------------------------------------
NAIC Rating*                             Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              42.17%
                    ---------------------------------------------
                    15-30 days                             22.58%
                    ---------------------------------------------
                    31-60 days                             10.85%
                    ---------------------------------------------
                    61-90 days                              8.70%
                    ---------------------------------------------
                    91-180 days                            12.57%
                    ---------------------------------------------
                    181-270 days                            1.73%
                    ---------------------------------------------
                    271+ days                               1.40%
                    ---------------------------------------------

7-DAY SEC YIELD(1)

                    ---------------------------------------------
                    B Shares                                4.56%
                    ---------------------------------------------
                    C Shares                                4.56%
                    ---------------------------------------------
                    Vista Shares                            5.21%
                    ---------------------------------------------
                    Premier Shares                          5.35%
                    ---------------------------------------------
                    Institutional Shares                    5.54%
                    ---------------------------------------------
                    Reserve Shares                          5.01%
                    ---------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for B Shares, C Shares, Vista Shares, Premier Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 4.55%, 4.55%, 5.20%, 5.32%, 5.47% and 4.35% for B Shares, C Shares, Vista Shares, Premier Shares, Institutional Shares and Reserve Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
JPMorgan  Tax Free Money Market Fund
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                                High current tax free income consistent
                                         with capital preservation*
--------------------------------------------------------------------------------
Primary investments                      Short-term municipal obligations
--------------------------------------------------------------------------------
Suggested investment time frame          Short-term
--------------------------------------------------------------------------------
Share classes offered                    Vista, Premier, Institutional and
                                         Reserve Shares
--------------------------------------------------------------------------------
Net assets                               $1.8 Billion
--------------------------------------------------------------------------------
Average maturity                         46 days
--------------------------------------------------------------------------------
S&P Rating**                             AAA
--------------------------------------------------------------------------------
Moody's Rating                           Not rated
--------------------------------------------------------------------------------
NAIC Rating                              Not rated
--------------------------------------------------------------------------------

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              72.01%
                    ---------------------------------------------
                    15-30 days                              1.45%
                    ---------------------------------------------
                    31-60 days                              2.98%
                    ---------------------------------------------
                    61-90 days                              2.84%
                    ---------------------------------------------
                    91-180 days                            14.29%
                    ---------------------------------------------
                    181-270 days                            3.03%
                    ---------------------------------------------
                    271+ days                               3.40%
                    ---------------------------------------------

YIELDS

                                                                   Taxable
                                           7-Day                 Equivalent
                                        SEC Yield(1)               Yield(2)
--------------------------------------------------------------------------------
Vista Shares                               3.10%                    5.13%
--------------------------------------------------------------------------------
Premier Shares                             3.18%                    5.26%
--------------------------------------------------------------------------------
Institutional Shares                       3.43%                    5.68%
--------------------------------------------------------------------------------
Reserve Shares                             2.96%                    4.90%
--------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 2.99%, 3.18%, 3.34% and 2.31% for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------

JPMorgan  New York Tax Free
          Money Market Fund
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                                High current tax free income consistent
                                         with capital preservation*
--------------------------------------------------------------------------------
Primary investments                      New York short-term municipal
                                         obligations
--------------------------------------------------------------------------------
Suggested investment time frame          Short-term
--------------------------------------------------------------------------------
Share classes offered                    Vista and Reserve Shares
--------------------------------------------------------------------------------
Net assets                               $2.2 Billion
--------------------------------------------------------------------------------
Average maturity                         38 days
--------------------------------------------------------------------------------
S&P Rating                               Not rated
--------------------------------------------------------------------------------
Moody's Rating                           Not rated
--------------------------------------------------------------------------------
NAIC Rating                              Not rated
--------------------------------------------------------------------------------

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              75.46%
                    ---------------------------------------------
                    15-30 days                              1.23%
                    ---------------------------------------------
                    31-60 days                              5.12%
                    ---------------------------------------------
                    61-90 days                              1.24%
                    ---------------------------------------------
                    91-180 days                            11.74%
                    ---------------------------------------------
                    181-270 days                            1.63%
                    ---------------------------------------------
                    271+ days                               3.58%
                    ---------------------------------------------

YIELDS

                                                                     Taxable
                                              7-Day                Equivalent
                                           SEC Yield(1)              Yield(2)
--------------------------------------------------------------------------------
Vista Shares                                  2.95%                   5.47%
--------------------------------------------------------------------------------
Reserve Shares                                2.75%                   5.10%
--------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yield would have been 2.84% for Vista Shares and 2.05% for Reserve Shares. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.05%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan  California Tax Free
          Money Market Fund
          As of February 28, 2001 (Unaudited)

FUND FACTS

--------------------------------------------------------------------------------
Objective                            High current tax free income consistent
                                     with capital preservation*
--------------------------------------------------------------------------------
Primary investments                  California short-term municipal obligations
--------------------------------------------------------------------------------
Suggested investment time frame      Short-term
--------------------------------------------------------------------------------
Share Classes Offered                Vista Shares
--------------------------------------------------------------------------------
Net assets                           $88.6 Million
--------------------------------------------------------------------------------
Average maturity                     46 days
--------------------------------------------------------------------------------
S&P Rating                           Not rated
--------------------------------------------------------------------------------
Moody's Rating                       Not rated
--------------------------------------------------------------------------------
NAIC Rating                          Not rated
--------------------------------------------------------------------------------

MATURITY SCHEDULE

                    ---------------------------------------------
                    1-14 days                              73.14%
                    ---------------------------------------------
                    15-30 days                              0.00%
                    ---------------------------------------------
                    31-60 days                              1.13%
                    ---------------------------------------------
                    61-90 days                              6.69%
                    ---------------------------------------------
                    91-180 days                            13.64%
                    ---------------------------------------------
                    181-270 days                            4.83%
                    ---------------------------------------------
                    271+ days                               0.57%
                    ---------------------------------------------

YIELDS

                                                                    Taxable
                                            7-Day                 Equivalent
                                         SEC Yield(1)              Yield(2)
--------------------------------------------------------------------------------
Vista Shares                                2.32%                     4.24%
--------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses. Without waivers, the yield would have been 2.07%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.22%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

JPMorgan  100% U.S. Treasury Securities
          Money Market Fund

Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- 100.2%
--------------------------------------------------------------------------------
              U.S. Treasury Securities -- 100.2%
              U.S. Treasury Bills,
$300,000       4.89%, 04/26/01                                        $  297,720
  48,040       4.91%, 04/26/01                                            47,675
 219,510       4.92%, 04/19/01                                           218,010
 100,000       4.92%, 05/03/01                                            99,144
 190,210       4.93%, 05/03/01                                           188,582
 222,625       4.95%, 04/05/01                                           221,550
 125,000       4.96%, 05/24/01                                           123,571
 200,000       4.97%, 04/26/01                                           198,481
  35,500       4.98%, 04/05/01                                            35,329
  29,690       4.98%, 04/12/01                                            29,517
 200,000       4.98%, 05/17/01                                           197,889
 100,000       4.99%, 05/10/01                                            99,039
 150,000       5.00%, 04/05/01                                           149,276
   8,935       5.00%, 05/03/01                                             8,859
 300,000       5.00%, 05/10/01                                           297,117
 100,000       5.01%, 04/12/01                                            99,416
  94,085       5.01%, 04/26/01                                            93,370
 129,520       5.01%, 05/03/01                                           128,411
  70,580       5.01%, 05/10/01                                            69,902
 183,335       5.01%, 05/17/01                                           181,400
 100,000       5.02%, 04/12/01                                            99,416
 125,140       5.03%, 04/12/01                                           124,409
 195,145       5.05%, 04/19/01                                           193,811
 225,000       5.11%, 04/12/01                                           223,686
  54,360       5.14%, 04/19/01                                            53,988
  62,370       5.19%, 04/05/01                                            62,069
 175,000       5.27%, 04/19/01                                           173,804
 500,000       5.78%, 03/29/01                                           497,784
 400,000       5.93%, 03/22/01                                           398,635
              U.S. Treasury Notes,
  95,000       5.00%, 04/30/01                                            94,955
 251,000       5.50%, 07/31/01                                           251,067
 198,000       5.63%, 05/15/01                                           197,715
  86,510       6.25%, 04/30/01                                            86,643
  27,000       6.50%, 05/31/01                                            27,008
 150,000       7.88%, 08/15/01                                           151,886
 168,000       8.00%, 05/15/01                                           168,542
--------------------------------------------------------------------------------
              Total Investments -- 100.2%                             $5,589,676
              (Cost $5,589,676)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan  U.S. Government
          Money Market Fund

Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- 101.5%
--------------------------------------------------------------------------------
              U.S. Government Agency Securities -- 77.5%
              Federal Farm Credit Bank -- 1.6%
              Federal Farm Credit Bank,
$ 50,000       FRN, 5.45%, 01/18/02                                  $    49,991
  90,000       FRN, 5.46%, 03/01/01                                       90,000
                                                                     -----------
                                                                         139,991
              Federal Home Loan Bank -- 21.9%
              Federal Home Loan Bank,
 123,000       5.38%, 03/02/01                                           122,999
  75,000       5.50%, 01/18/02                                            75,000
 100,000       6.35%, 12/20/01                                            99,987
 300,000       6.38%, 12/20/01                                           299,981
 100,000       6.70%, 03/01/01                                           100,000
  75,000       6.75%, 03/01/01                                            75,000
 162,000       DN, 4.95%, 08/03/01                                       158,621
 100,000       DN, 5.38%, 03/02/01                                        99,985
 100,000       DN, 6.44%, 03/09/01                                        99,866
 100,000       FRN, 5.19%, 04/12/01                                      100,000
 150,000       FRN, 5.24%, 05/10/01                                      149,986
 100,000       FRN, 5.40%, 02/15/02                                       99,972
  65,000       FRN, 5.42%, 03/06/01                                       65,000
 200,000       FRN, 5.48%, 07/18/01                                      199,947
 175,000       FRN, 5.52%, 10/19/01                                      174,924
                                                                     -----------
                                                                       1,921,268
              Federal Home Loan Mortgage Corp.-- 2.6%
              Federal Home Loan Mortgage Corp.,
 150,000       DN, 5.18%, 08/10/01                                       146,605
  79,248       DN, 5.40%, 04/26/01                                        78,591
                                                                     -----------
                                                                         225,196
              Federal National Mortgage Association -- 35.8%
              Federal National Mortgage Association,
 187,177       DN, 4.85%, 08/16/01                                       183,037
 160,000       DN, 4.86%, 07/30/01                                       156,806
 100,000       DN, 5.01%, 12/14/01                                        96,160
  50,000       DN, 5.33%, 03/20/01                                        49,860
 275,000       DN, 5.40%, 06/01/01                                       271,289
 150,000       DN, 5.47%, 05/01/01                                       148,633
 310,000       FRN, 5.24%, 05/10/01                                      309,993
 500,000       FRN, 5.47%, 10/04/01                                      499,825
 250,000       FRN, 5.48%, 06/07/01                                      249,944
 315,000       FRN, 5.53%, 05/24/01                                      315,000
 250,000       FRN, 6.49%, 03/01/01                                      250,000
 400,000       FRN, 6.54%, 12/03/01                                      399,882
 200,000       MTN, FRN, 5.53%, 11/06/01                                 199,987
                                                                     -----------
                                                                       3,130,416
              Student Loan Marketing Association -- 15.6%
              Student Loan Marketing Association,
 100,000       FRN, 5.21%, 08/16/01                                      100,000
  50,000       FRN, 5.24%, 03/15/01                                       50,000
 225,000       FRN, 5.24%, 04/19/01                                      225,000
 200,000       FRN, 5.35%, 07/24/01                                      199,960
 165,000       FRN, 5.35%, 08/23/01                                      165,015
 200,000       FRN, 5.48%, 03/05/01                                      199,999

                       See notes to financial statements.

JPMorgan U.S. Government Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
 Amount         Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Student Loan Marketing Association-- Continued
$  150,000       MTN, FRN, 5.25%, 09/13/01                            $  149,953
   175,000       MTN, FRN, 5.28%, 08/09/01                               174,963
   100,000       MTN, FRN, 5.31%, 08/09/01                                99,979
                                                                      ----------
                                                                       1,364,869
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                6,781,740
                (Cost $6,781,740)
                ----------------------------------------------------------------
                Repurchase Agreements -- 24.0%
   500,000      Bear Stearns & Co., Inc., Tri Party, 5.50%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $500,076,
                 Secured by U.S. Government Agency Obligations,
                 $509,036, various rates, due 01/18/04 through
                 02/01/31, Market Value $512,126)                        500,000
   500,000      Credit Suisse First Boston Corp., Tri Party, 5.48%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $500,076,
                 Secured by U.S. Government Agency Obligations,
                 $518,180, various rates, due 08/01/01 through
                 03/01/33, Market Value $516,565)                        500,000
   150,000      Deutsche Bank Securities, Tri Party, 5.30%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $150,022,
                 Secured by USTR & U.S. Government Agency
                 Obligations, $151,223, various rates, due 03/02/01
                 through 02/15/16, Market Value $153,000)                150,000
   549,067      Deutsche Bank Securities, Tri Party, 5.47%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $549,150,
                 Secured by USTR & U.S. Government Agency
                 Obligations, $553,546, various rates, due 03/02/01
                 through 02/15/16, Market Value $560,049)                549,067
   300,000      Merrill Lynch & Co., Inc., Tri Party, 5.47%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $300,046,
                 Secured by U.S. Government Agency Obligations,
                 $299,578, various rates, due 04/15/02 through
                 11/15/30, Market Value $306,001)                        300,000
   100,000      Merrill Lynch & Co., Inc., Tri Party, 5.50%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $100,015,
                 Secured by U.S. Government Agency Obligations,
                 $100,709, various rates, due 01/01/26 through
                 12/01/30, Market Value $102,003)                        100,000
                ----------------------------------------------------------------
                Total Repurchase Agreements                            2,099,067
                (Cost $2,099,067)
--------------------------------------------------------------------------------
                Total Investments -- 101.5%                           $8,880,807
                (Cost $8,880,807)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Treasury Plus Money Market Fund

Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount       Issuer                                                      Value
--------------------------------------------------------------------------------
      Money Market Instruments -- 100.4%
--------------------------------------------------------------------------------
                U.S. Treasury Securities -- 44.1%
                U.S. Treasury Bills,
$  200,000       4.94%, 03/29/01                                      $  199,236
   100,000       4.95%, 04/05/01                                          99,522
   100,000       4.95%, 04/19/01                                          99,327
   100,000       4.97%, 05/03/01                                          99,138
   200,000       4.98%, 05/17/01                                         197,895
   100,000       4.99%, 04/19/01                                          99,328
   100,000       4.99%, 05/10/01                                          99,041
   100,000       5.08%, 04/12/01                                          99,413
   250,000       5.11%, 04/12/01                                         248,532
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                         1,241,432
                (Cost $1,241,432)
                ----------------------------------------------------------------
                Repurchase Agreements -- 56.3%
   250,000      Bear Stearns & Co., Inc., Tri Party, 5.38%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $250,037,
                 Secured by USTR, $208,360, various rates, due
                 08/15/02 through 02/15/25, Market Value $255,859)       250,000
    57,834      Goldman Sachs & Co., Tri Party, 5.10%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $57,842,
                 Secured by USTR, $50,311, various rates,
                 due 05/15/06 through 02/15/29, Market Value
                 $58,991)                                                 57,834
   175,000      Goldman Sachs & Co., Tri Party, 5.20%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $175,025,
                 Secured by USTR, $152,235, various rates, due
                 05/15/06 through 02/15/29, Market Value $178,500)       175,000
   200,000      Goldman Sachs & Co., Tri Party, 5.35%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $200,030,
                 Secured by USTR, $173,983, various rates, due
                 05/15/06 through 02/15/29, Market Value $204,000)       200,000
   250,000      Greenwich Capital Markets, Inc., Tri Party, 5.37%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $250,037,
                 Secured by USTR, $211,607, various rates, due
                 11/15/01 through 08/15/29, Market Value $254,660)       250,000
   250,000      Greenwich Capital Markets, Inc., Tri Party, 5.45%,
                 due 03/06/01 (Dated 02/28/01, Proceeds $250,227,
                 Secured by U.S. Government Agency Obligations,
                 $316,639, various rates, due 02/15/07 through
                 02/15/31, Market Value $255,003)                        250,000
   400,000      Merrill Lynch & Co., Inc., Tri Party, 5.37%,
                 due 03/01/01 (Dated 02/28/01, Proceeds $400,060,
                 Secured by USTR, $339,469, various rates, due
                 06/30/01 through 05/15/30, Market Value $406,655)       400,000
                ----------------------------------------------------------------
                Total Repurchase Agreements                            1,582,834
                (Cost $1,582,834)
--------------------------------------------------------------------------------
                Total Investments-- 100.4%                            $2,824,266
                (Cost $2,824,266)*

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Federal Money Market Fund II

Portfolio of Investments

                      As of February 28, 2001 (unaudited)
                             (Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- 100.1%
--------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 100.1%
                Federal Farm Credit Bank -- 8.9%
                Federal Farm Credit Bank,
$   50,000       DN, 5.07%, 01/09/02                                  $   47,898
    20,000       DN, 5.39%, 03/05/01                                      19,988
   100,000       FRN, 6.45%, 05/01/01                                     99,992
                                                                      ----------
                                                                         167,878
                Federal Home Loan Bank -- 78.5%
                Federal Home Loan Bank,
    20,000       5.12%, 01/16/02                                          19,986
    50,000       6.38%, 12/20/01                                          50,000
    25,000       6.75%, 03/01/01                                          25,000
    50,000       7.13%, 11/15/01                                          50,325
     9,005       DN, 4.75%, 03/01/01                                       9,005
    35,000       DN, 4.86%, 08/10/01                                      34,252
    40,000       DN, 4.95%, 08/03/01                                      39,166
    90,000       DN, 5.18%, 07/06/01                                      88,397
    23,216       DN, 5.19%, 04/27/01                                      23,027
   300,000       DN, 5.23%, 03/01/01                                     300,000
    50,000       DN, 5.36%, 03/02/01                                      49,993
   100,000       DN, 5.38%, 03/02/01                                      99,985
    50,000       DN, 5.46%, 03/22/01                                      49,842
    75,000       DN, 5.95%, 05/11/01                                      74,139
    75,000       DN, 6.03%, 05/01/01                                      74,250
    50,000       DN, 6.37%, 05/04/01                                      49,449
    25,000       DN, 6.51%, 03/15/01                                      24,941
    25,000       DN, 6.55%, 04/09/01                                      24,833
    25,000       DN, 6.55%, 09/13/01                                      24,163
    25,000       DN, 6.57%, 04/20/01                                      24,786
    25,000       DN, 6.63%, 08/31/01                                      24,210
    50,000       FRN, 5.24%, 05/10/01                                     49,995
   100,000       FRN, 5.45%, 02/21/02                                     99,981
    50,000       FRN, 5.48%, 07/18/01                                     49,987
    50,000       FRN, 5.52%, 10/19/01                                     49,978
    75,000       MTN, FRN, 5.47%, 03/20/01                                74,998
                                                                      ----------
                                                                       1,484,688
                Student Loan Marketing Association -- 12.7%
                Student Loan Marketing Association,
    50,000       FRN, 5.25%, 11/15/01                                     50,000
    28,200       FRN, 5.28%, 07/19/01                                     28,198
   113,000       FRN, 5.35%, 08/23/01                                    113,011
    50,000       MTN, FRN, 5.25%, 09/13/01                                49,984
                                                                      ----------
                                                                         241,193
--------------------------------------------------------------------------------
                Total Investments -- 100.1%                           $1,893,759
                (Cost $1,893,759)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Prime Money Market Fund II

Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- 100.3%
--------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 2.8%
$   25,000      Federal Farm Credit Bank, DN, 4.86%, 08/22/01           $ 24,426
                Federal Home Loan Bank,
    13,702       DN, 4.95%, 08/03/01                                      13,416
     5,488       DN, 4.96%, 08/10/01                                       5,368
    20,375       DN, 4.96%, 08/15/01                                      19,917
    10,105       DN, 4.97%, 08/17/01                                       9,875
    40,456       DN, 4.97%, 08/24/01                                      39,497
    75,000       DN, 6.51%, 03/15/01                                      74,822
                Federal Home Loan Mortgage Corp.,
   160,000       DN, 4.86%, 07/27/01                                     156,869
    23,000       DN, 4.86%, 08/16/01                                      22,482
   192,000       DN, 4.95%, 08/16/01                                     187,671
                Federal National Mortgage Association,
   100,000       DN, 4.95%, 08/16/01                                      97,741
    98,856       DN, 4.97%, 08/02/01                                      96,801
    76,762       DN, 4.97%, 08/09/01                                      75,094
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                  823,979
                (Cost $823,979)
                ----------------------------------------------------------------
                State and Municipal Obligations -- 0.5%
                California -- 0.3%
                California Housing Finance Agency, Single Family
                 Housing, Home Mortgage, Taxable,
    33,530       Ser. M, Rev., FRDO, 5.31%, 03/05/01                      33,530
    20,205       Ser. M, Rev., FRDO, 5.31%, 03/05/01                      20,205
    20,000      California Pollution Control Financing Authority,
                 Environmental Improvement, Shell Oil Co. Project,
                 Taxable, Ser. B, Rev., FRDO, 5.46%, 03/07/01             20,000
    22,000      Sacramento County, California, Taxable, Rev., FRDO,
                 5.45%, 03/07/01                                          22,000
                                                                        --------
                                                                          95,735
                Michigan -- 0.0%
     3,636      Sault Sainte Marie, Michigan, Tribe Building Authority,
                 Taxable, Rev., FRDO, 7.04%, 06/01/01                      3,636
                Missouri -- 0.1%
    16,200      SSM Healthcare, Missouri Health Facilities, Taxable,
                 Ser. E, Rev., FRDO, 5.50%, 03/06/01                      16,200
                Texas -- 0.1%
    32,500      Texas State, Veterans Housing Assistance, Taxable,
                 Ser. A-2, GO, FRDO, 5.45%, 03/07/01                      32,500
                ----------------------------------------------------------------
                Total State and Municipal Obligations                    148,071
                (Cost $148,071)
                ----------------------------------------------------------------

                Corporate Notes & Bonds -- 31.7%
                Asset Backed Securities -- 6.2%
    47,000      ACE Overseas Corp., FRN, 6.51%, 03/16/01                  46,999
                Beta Finance Corp., Inc., (Channel Islands),
    75,000       FRN, 5.56%, 08/14/01                                     74,998
    30,000       MTN, #, 6.90%, 03/30/01                                  30,000
    85,000       MTN, #, 6.94%, 05/02/01                                  85,000
    50,000       MTN, FRN, 5.36%, 04/30/01                                50,000
   125,000       MTN, FRN, #, 5.55%, 05/08/01                            125,000

                       See notes to financial statements.

JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
$   50,000       MTN, FRN, #, 6.11%, 03/30/01                        $    50,000
                CC USA, Inc. (Centauri Corp.),
   100,000       MTN, #, 7.07%, 07/25/01                                 100,000
    35,000       MTN, #, 7.12%, 05/07/01                                  35,000
    75,000       MTN, #, 7.48%, 06/07/01                                  75,000
    50,000       MTN, FRN, #, 5.56%, 04/20/01                             50,000
                Ciesco L.P.,
   120,000       Ser. A, MTN, FRN, 5.54%, 10/15/01                       120,000
    80,000       Ser. A, MTN, FRN, #, 5.54%, 09/20/01                     80,000
    70,000      Dorada Finance Inc., MTN, #, 7.06%, 07/17/01              70,000
                K2 (USA) LLC,
    55,000       MTN, FRN, #, 5.57%, 07/16/01                             55,000
   100,000       MTN, FRN, #, 5.57%, 08/15/01                            100,000
   120,000      Liberty Lighthouse U.S. Capital Co., MTN, FRN, #,
                 5.36%, 03/05/01                                         120,000
    75,000      Links Finance LLC, MTN, FRN, #, 5.55%, 05/11/01           74,998
                Restructured Asset Securities with Enhanced
                 Returns (RACERS),
    37,000       1999 Ser. MM-35, FRN, #, 5.60%, 12/17/01                 37,000
    90,000       2000 Ser. MM-7, FRN, #, 5.40%, 05/30/01                  89,988
   100,000       2000 Ser. MM-10, FRN, #, 5.59%, 06/22/01                100,000
                Sigma Finance Corp., (Channel Islands),
   100,000       MTN, FRN, #, 5.46%, 05/02/01                            100,000
    75,000       MTN, FRN, #, 5.56%, 03/05/01                             75,000
   100,000       MTN, FRN, #, 5.57%, 05/15/01                            100,000
                                                                     -----------
                                                                       1,843,983
                Automotive -- 0.8%
    60,000      American Honda Finance Corp., MTN, FRN, #,
                 6.55%, 06/19/01                                          60,000
                General Motors Acceptance Corp.,
     5,000       MTN, FRN, 5.61%, 07/27/01                                 5,000
    30,000       MTN, FRN, 5.81%, 04/30/01                                30,006
   150,000      Toyota Motor Credit Corp., MTN, FRN,
                 6.37%, 04/23/01                                         149,992
                                                                     -----------
                                                                         244,998
                Banking -- 10.0%
                Abbey National Treasury Services PLC
                 (United Kingdom), (Yankee),
   210,000       FRN, 5.44%, 10/25/01                                    209,932
   350,000       MTN, FRN, 5.47%, 06/15/01                               349,921
                American Express Centurion Bank,
   100,000       FRN, 5.54%, 02/14/02                                    100,000
    50,000       MTN, FRN, 5.53%, 04/12/01                                49,999
   200,000       MTN, FRN, 5.54%, 05/08/01                               200,000
    50,000       MTN, FRN, 5.56%, 11/20/01                                50,000
                Bank of America, N.A.,
    23,600       6.60%, 10/30/01                                          23,775
    50,000       FRN, 6.71%, 09/06/01                                     50,019
    70,000       MTN, FRN, 5.66%, 07/11/01                                70,002
                Bank One, N.A.,
    50,000       5.13%, 07/17/01                                          50,000
   100,000       FRN, 5.60%, 09/10/01                                    100,013
    39,000       FRN, 5.60%, 12/17/01                                     39,011
    85,000       FRN, 5.62%, 02/15/02                                     85,040

                       See notes to financial statements.

                                             JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Banking -- Continued
$   85,000       MTN, FRN, 5.64%, 12/12/01                            $   84,981
   190,000      Bayerische Landesbank Girozentrale, FRN,
                 (Germany), (Yankee), 5.64%, 03/01/01                    190,000
                Commerzbank AG (Germany), (Yankee),
   160,000       FRN, 5.34%, 06/29/01                                    159,968
   200,000       FRN, 5.48%, 04/26/01                                    199,991
   240,000       FRN, 5.50%, 03/19/01                                    239,994
   100,000      Credit Suisse First Boston Inc. (Switzerland), MTN,
                 FRN, 5.54%, 05/09/01                                     99,998
   100,000      Dexia Bank (Belgium), (Yankee), FRN, 5.63%, 03/01/01     100,000
   246,000      Dresdner Bank AG, (Germany), (Yankee), FRN,
                 5.31%, 03/28/01                                         245,993
    85,000      Fleet National Bank, MTN, FRN, 5.77%, 05/24/01            85,019
                National City Bank,
    70,000       FRN, 5.54%, 12/04/01                                     70,000
    50,000       MTN, FRN, 6.27%, 07/05/01                                49,992
    50,000      Wachovia Bank, N.A., FRN, 5.55%, 01/07/02                 50,000
                                                                      ----------
                                                                       2,953,648
                Financial Services -- 10.4%
                Associates Corp. of North America,
    26,000       FRN, 5.48%, 02/22/02                                     26,045
    75,000       FRN, 6.46%, 06/26/01                                     75,000
   110,000       SUB, FRN, 6.58%, 03/15/01                               110,000
    85,000      Bear Stearns Companies, Inc., FRN, 5.78%, 08/01/01        85,065
     5,000      Bollingbrent L.P., Ser. 1999, FRDO, 5.67%, 03/06/01        5,000
                Citigroup, Inc.,
   175,000       MTN, FRN, 5.52%, 04/04/01                               175,000
   250,000       MTN, FRN, 5.54%, 06/06/01                               250,000
                Goldman Sachs Group, Inc.,
   244,000       FRN, #, 5.80%, 03/15/02                                 244,000
    67,000       MTN, FRN, 5.59%, 02/11/02                                67,113
     5,000      Homeside Lending, Inc., MTN, FRN, 5.68%, 04/24/01          5,001
                Household Finance Corp.,
    50,000       MTN, FRN, 5.36%, 03/30/01                                49,995
    25,000       MTN, FRN, 5.76%, 07/16/01                                25,004
   100,000       MTN, FRN, 6.62%, 06/22/01                               100,027
    37,000       MTN, FRN, 6.65%, 06/21/01                                37,011
                Merrill Lynch & Co., Inc.,
     4,885       MTN, FRN, 5.48%, 08/10/01                                 4,887
   350,000       MTN, FRN, 5.52%, 03/06/01                               349,999
    75,000       MTN, FRN, 5.56%, 11/19/01                                75,000
    70,000       MTN, FRN, 5.64%, 01/04/02                                69,982
    70,000       MTN, FRN, 5.65%, 03/11/02                                70,065
                Morgan Stanley Dean Witter & Co.,
   260,000       FRN, 5.59%, 03/15/02                                    260,000
    50,000       FRN, 6.73%, 12/17/01                                     50,124
   150,000       MTN, FRN, 5.55%, 03/16/01                               150,000
    55,000       MTN, FRN, 5.64%, 05/15/01                                55,000
    50,000       MTN, FRN, 6.62%, 09/14/01                                50,061
    35,000       MTN, FRN, 6.67%, 03/13/01                                35,000
    75,000       MTN, FRN, 6.68%, 03/15/01                                75,000
                Wells Fargo Bank, N.A.,
   175,000       MTN, FRN, 5.51%, 07/24/01                               174,973
   330,000       MTN, FRN, 5.55%, 03/15/02                               329,999

                       See notes to financial statements.

JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Financial Services -- Continued
$   75,000      Westpac Banking Corp., (Australia), (Yankee),
                 FRN, 5.43%, 05/08/01                                $    75,005
                                                                     -----------
                                                                       3,079,356
                Insurance -- 0.2%
    50,000      Prudential Funding Corp., MTN, FRN, 5.82%, 04/17/01       50,004
                Machinery & Engineering Equipment -- 0.3%
                Caterpillar Financial Services Corp.,
    10,000       MTN, FRN, 5.83%, 07/09/01                                10,003
    75,000       MTN, FRN, 5.92%, 07/09/01                                75,001
     5,000       MTN, FRN, 6.79%, 06/01/01                                 5,000
                                                                     -----------
                                                                          90,004
                Telecommunications -- 3.8%
                AT&T Corp.,
   250,000       FRN, #, 5.51%, 03/08/01                                 249,999
   273,000       FRN, #, 5.61%, 07/19/01                                 273,000
   250,000      BellSouth Telecommunications, Inc.,
                 FRN, 6.56%, 01/04/02                                    250,000
   356,000      SBC Communications, Inc., FRN, #, 5.34%, 05/15/01        355,986
                                                                     -----------
                                                                       1,128,985
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                          9,390,978
                (Cost $9,390,978)
                ----------------------------------------------------------------
                Commercial Paper -- 41.4%
                Asset Backed Securities -- 28.3%
                Alpine Securitization Corp.,
   100,000       5.52%, 03/22/01                                          99,679
   143,191       5.52%, 03/23/01                                         142,710
                Amstel Funding Corp.,
   152,000       5.37%, 05/09/01                                         150,456
    95,000       5.56%, 03/07/01                                          94,912
    48,000       6.67%, 03/15/01                                          47,878
                Amsterdam Funding Corp.,
    25,000       5.43%, 04/04/01                                          24,873
    50,000       5.51%, 03/07/01                                          49,954
    37,300      Asset Portfolio Funding Corp., 6.47%, 03/16/01            37,201
                Atlantis One Funding Corp.,
    50,000       5.30%, 05/04/01                                          49,534
    50,000       5.31%, 05/04/01                                          49,534
                Barton Capital Corp.,
   115,000       5.50%, 03/07/01                                         114,895
   140,154       5.52%, 03/07/01                                         140,026
    74,366       5.52%, 03/13/01                                          74,230
    50,000      Bavaria Universal Funding Co.,
                 Floating Rate, 5.54%, 08/10/01                           50,000
    50,000      Beta Finance Corp., Inc. (Channel Islands),
                 6.73%, 03/22/01                                          49,810
    82,500      Bills Securitization LTD, 5.33%, 05/08/01                 81,680
                Blue Ridge Asset Funding Corp.,
    83,478       5.48%, 03/23/01                                          83,199
    50,015       5.52%, 03/14/01                                          49,916
    23,000       5.53%, 03/09/01                                          22,972
                Brahms Funding Corp.,
    40,000       5.45%, 04/25/01                                          39,670

                       See notes to financial statements.

                                             JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
$  140,000       5.61%, 03/26/01                                     $   139,459
                Certain Funding Corp.,
    45,815       5.46%, 05/01/01                                          45,397
    59,000       6.51%, 03/12/01                                          58,885
    40,000      Christiania Capital Corp., 4.93%, 08/28/01                39,038
                Ciesco L.P.,
    50,000       5.39%, 04/12/01                                          49,688
    50,000       5.39%, 04/18/01                                          49,643
                Compass Securitization LLC,
   120,000       5.52%, 03/16/01                                         119,725
    60,000       6.50%, 03/15/01                                          59,851
    60,000      Corporate Receivables Corp., 5.32%, 05/10/01              59,388
   147,956      Dakota Certificate Program (Citibank Credit
                 Card Master Trust I), 5.51%, 03/07/01                   147,821
                Dorada Finance, Inc.,
    47,000       5.44%, 04/19/01                                          46,656
    30,890       5.47%, 04/24/01                                          30,640
    31,000       5.47%, 04/25/01                                          30,744
    40,500       5.47%, 04/30/01                                          40,136
                Edison Asset Securitization LLC,
   150,000       5.50%, 03/06/01                                         149,886
   150,000       5.50%, 03/07/01                                         149,863
                Falcon Asset Securitization Corp.,
    45,000       5.51%, 03/13/01                                          44,916
   171,000       5.64%, 03/13/01                                         170,682
    57,100       5.65%, 03/09/01                                          57,029
                Forrestal Funding Master Trust,
   102,140       5.47%, 04/24/01                                         101,313
   140,000       6.64%, 03/16/01                                         139,621
                Four Winds Funding Corp.,
    26,480       5.49%, 04/10/01                                          26,320
    73,000       5.54%, 03/19/01                                          72,799
    50,000       #, 5.52%, 03/21/01                                       49,847
                Galaxy Funding Inc.,
    90,000       5.17%, 08/10/01                                          87,963
    73,000       5.56%, 03/15/01                                          72,843
    50,000       5.56%, 03/16/01                                          49,885
     2,164      Giro Funding U.S. Corp., 5.52%, 03/01/01                   2,164
                Giro Multi-Funding Corp.,
     3,365       5.52%, 03/01/01                                           3,365
   121,000       5.53%, 03/20/01                                         120,648
    40,000      Grand Funding Corp., #, 5.51%, 03/12/01                   39,933
                Greenwich Funding Corp.,
   100,000       #, 5.52%, 03/06/01                                       99,919
    57,468       #, 6.54%, 03/06/01                                       57,421
                Greyhawk Funding LLC,
    53,000       5.51%, 04/24/01                                          52,568
    90,000       5.52%, 03/14/01                                          89,821
   220,000       #, 5.47%, 05/04/01                                      217,891
   136,300       #, 6.40%, 06/08/01                                      133,976
                Jupiter Securitization Corp.,
    98,710       5.52%, 03/07/01                                          98,620
   211,167       5.52%, 03/12/01                                         210,812

                       See notes to financial statements.

JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
$   47,435       5.53%, 03/08/01                                     $    47,384
    41,880       6.40%, 06/12/01                                          41,137
                K2 (USA) LLC,
    28,000       5.15%, 08/07/01                                          27,379
    52,000       5.17%, 08/09/01                                          50,828
    14,000       5.47%, 04/25/01                                          13,884
    50,000       6.94%, 04/17/01                                          49,569
    19,880      Liberty Street Funding Corp., 5.55%, 04/20/01             19,729
    20,000      Links Finance LLC, #, 5.16%, 08/01/01                     19,572
   100,000      Montauk Funding Corp., 5.51%, 03/09/01                    99,878
    36,000      Monte Rosa Capital Corp., 5.51%, 03/19/01                 35,901
                Moriarty LLC,
    65,000       5.16%, 08/09/01                                          63,538
    65,000       5.21%, 08/13/01                                          63,487
   250,000       5.33%, 05/08/01                                         247,515
    26,400       5.36%, 07/16/01                                          25,876
    89,000       5.56%, 04/09/01                                          88,472
    80,000       5.92%, 07/05/01                                          78,390
    57,900      Ness Limited., 5.52%, 03/16/01                            57,768
                New Castle Certificate Program (Discover
                 Card Master Trust I, Ser. 2000-A),
    40,000       5.55%, 03/22/01                                          39,871
   175,000       ECN, 6.66%, 03/06/01                                    174,840
    65,556      Old Line Funding Corp., 5.52%, 03/14/01                   65,426
                Pennine Funding LLC,
    40,000       5.15%, 08/01/01                                          39,147
    45,000       5.49%, 04/19/01                                          44,668
    50,000      Pooled Accounts Receivable Capital Corp.,
                 5.52%,03/16/01                                           49,885
    65,640      Preferred Rec Funding (PREFCO), 5.62%, 03/13/01           65,518
                Receivables Capital Corp.,
    90,462       5.51%, 03/09/01                                          90,352
    60,000       5.52%, 03/12/01                                          59,899
    71,340      Repeat Offering Securitization Entity (ROSE),
                 5.53%, 04/23/01                                          70,768
                Sheffield Receivables Corp.,
    53,500       5.52%, 03/12/01                                          53,405
   175,000       5.52%, 03/15/01                                         174,625
   150,000       5.53%, 03/19/01                                         149,588
   150,000       5.62%, 03/20/01                                         149,559
    26,800       6.50%, 03/12/01                                          26,753
                Sigma Finance Corp., (Channel Islands),
   150,000       #, 5.14%, 08/02/01                                      146,778
    83,500       #, 5.16%, 08/02/01                                       81,707
    66,400       #, 5.47%, 04/23/01                                       65,872
    45,000       #, 6.37%, 06/11/01                                       44,213
                Silver Tower U.S. Funding LLC,
   135,000       4.98%, 08/29/01                                         131,701
    95,000       5.25%, 08/17/01                                          92,721
                Special Purpose Accounts Receivable Cooperative,
   117,000       5.47%, 04/26/01                                         116,017
    18,320       5.54%, 04/12/01                                          18,203
    30,000      Surrey Funding Corp., 5.49%, 03/26/01                     29,886

                       See notes to financial statements.

                                             JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
                Thames Asset Global Securitization (TAGS),
$   32,000       5.61%, 04/17/01                                      $   31,769
    86,394       6.51%, 03/15/01                                          86,179
                Tulip Funding Corp.,
   150,000       5.49%, 05/01/01                                         148,625
    46,687       #, 5.07%, 08/28/01                                       45,534
   100,000      Variable Funding Capital Corp., 5.47%, 04/27/01           99,145
    50,000      Victory Receivables, 5.57%, 04/11/01                      49,687
    50,000      WCP Funding, Inc., 5.33%, 05/14/01                        49,460
                Windmill Funding Corp.,
   110,800       5.51%, 03/07/01                                         110,699
    40,000       5.52%, 03/07/01                                          39,963
    75,000       5.52%, 03/20/01                                          74,782
                                                                      ----------
                                                                       8,417,857
                Banking -- 5.8%
   170,000      Abbey National North America Corp.,
                 5.20%, 08/20/01                                         165,882
    25,000      Banco B.I. Creditanstalt SA (United Kingdom),
                 6.73%, 03/09/01                                          24,964
    20,000      Banco Rio De La Plata SA (Argentina),
                 6.78%, 03/08/01                                          19,975
    50,000      Banco Santander Central Hispano SA (Spain), (Yankee),
                 5.17%, 08/06/01                                          48,894
                Bank of America, N.A.,
    75,000       6.52%, 05/10/01                                          74,075
   250,000       6.69%, 03/12/01                                         249,505
   100,000      Banque ET Caisse D'Epargne De L'Etat (Luxembourg),
                 4.93%, 08/30/01                                          97,568
    50,000      Banque Generale du Luxembourg SA (Luxembourg),
                 5.50%, 07/16/01                                          48,982
   200,000      Commerzbank US Finance, Inc., 5.53%, 03/13/01
                Credit Suisse First Boston International,
                 (Switzerland),                                          199,633
    36,000       6.63%, 04/16/01                                          35,703
    20,000       6.66%, 05/07/01                                          19,760
                Credit Suisse First Boston, Inc.,
    70,000       5.24%, 07/20/01                                          68,594
   100,000       6.71%, 03/12/01                                          99,802
    75,000       6.71%, 03/14/01                                          74,824
    70,000      Dexia Delaware LLC, 5.16%, 08/10/01                       68,416
                Halifax PLC (United Kingdom),
    75,000       5.45%, 07/16/01                                          73,487
    30,000       5.60%, 04/10/01                                          29,816
   150,000       6.61%, 05/02/01                                         148,347
    40,000      Lloyds TSB Bank PLC (United Kingdom),
                 5.14%, 08/01/01                                          39,148
    65,000      Svenska Handelsbanken, Inc. (Sweden),
                 5.20%, 08/15/01                                          63,471
    60,000      Unibanco-Grand Cayman, Series A, (Germany),
                 5.55%, 07/11/01                                          58,812
                                                                      ----------
                                                                       1,709,658
                Chemicals -- 0.3%
    75,000      BASF AG (Germany), 6.68%, 03/29/01                        74,623

                       See notes to financial statements.

JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Consumer Products -- 0.2%
$   50,000      Procter & Gamble Co., ECN, 5.60%, 04/05/01           $    49,731
                Diversified -- 0.4%
    50,000      General Electric Capital Corp., 6.66%, 03/07/01           49,946
    80,000      General Electric Capital Services, Inc.,
                 5.11%, 07/11/01                                          78,534
                                                                     -----------
                                                                         128,480
                Financial Services -- 5.7%
   109,000      Associates Corp. of North America,
                 ECN, 6.50%, 03/02/01                                    108,981
                Citicorp,
   300,000       5.51%, 03/02/01                                         299,955
   200,000       5.52%, 03/05/01                                         199,878
    75,000      CXC, Inc., 5.59%, 04/04/01                                74,609
                Fairway Finance Corp.,
     6,392       5.48%, 04/16/01                                           6,348
    40,000       6.48%, 03/15/01                                          39,901
   200,000      Goldman Sachs Group, Inc., 5.76%, 04/12/01               198,677
    60,000      Govco, Inc., 5.32%, 05/16/01                              59,335
                HomeSide Lending, Inc.,
    25,000       5.50%, 03/21/01                                          24,924
    12,775       5.50%, 03/22/01                                          12,734
    14,716       5.50%, 03/23/01                                          14,667
    69,647      Kitty Hawk Funding Corp., 5.18%, 08/15/01                 68,015
    75,000      Morgan Stanley Dean Witter & Co.,
                 Floating Rate, 5.64%, 05/30/01                           75,000
                Nationwide Building Society (United Kingdom),
   100,000       5.18%, 08/13/01                                          97,685
    65,000       5.73%, 04/03/01                                          64,663
    68,000      Newport Funding Corp., 5.58%, 04/11/01                    67,574
                Quincy Capital Corp.,
    34,212       5.51%, 03/09/01                                          34,170
   100,032       5.51%, 03/12/01                                          99,864
                Triple-A One Funding Corp.,
    82,107       5.51%, 03/08/01                                          82,019
    24,963       5.61%, 04/05/01                                          24,829
    45,000      Wells Fargo & Co., 5.38%, 05/04/01                        44,575
                                                                     -----------
                                                                       1,698,403
                Foreign Government Securities -- 0.1%
    35,000      Canada (Government of), 6.52%, 06/07/01                   34,400
                Retailing -- 0.1%
    25,000      Wal-Mart Funding Corp, 5.53%, 03/22/01                    24,920
                Utilities -- 0.5%
   150,000      Comision Federal De Electricdad (Mexico),
                 6.48%, 03/20/01                                         149,495
                ----------------------------------------------------------------
                Total Commercial Paper                                12,287,567
                (Cost $12,287,567)
                ----------------------------------------------------------------

                       See notes to financial statements.

                                             JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Residential Mortgage Backed Securities -- 1.0%
                Collateralized Mortgage Obligations -- 1.0%
                Merrill Lynch Mortgage Investors, Inc.,
$  231,069       Ser. 2000-WM2, Class A1, FRN, 5.41%, 11/27/01       $   231,069
    57,583       Ser. 2000-WM2, Class A2, 6.68%, 11/27/01                 57,583
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities             288,652
                (Cost $288,652)
                ----------------------------------------------------------------
                Funding Agreements/GIC -- 3.0%
    50,000      AIG Funding Inc., Floating Rate, 6.63%, 10/01/01          50,000
    25,000      First Allmerica Financial Life Insurance Co.,
                 Floating Rate, 5.72%, 04/06/01                           25,000
   150,000      G E Financial Assurance, Floating Rate,
                 6.81%, 03/01/01                                         150,000
                Jackson National Life Insurance Co., Floating Rate,
   100,000       5.83%, 01/18/02                                         100,000
    80,000       5.86%, 09/01/03                                          80,000
   100,000      MetLife Funding Inc., Floating Rate, #,
                 6.81%, 06/01/01                                         100,000
   275,000      Security Life of Denver Insurance Co., Floating Rate,
                 5.43%, 02/27/02                                         275,000
    50,000      Travelers Insurance Co., Floating Rate,
                 5.71%, 04/24/01                                          50,000
    50,000      United of Omaha Life Insurance Company,
                 Floating Rate, 5.72%, 05/17/02                           50,000
                ----------------------------------------------------------------
                Total Funding Agreements/GIC                             880,000
                (Cost $880,000)
                ----------------------------------------------------------------
                Certificates of Deposit -- 6.6%
   100,000      Banca Commerciale Italiana (Italy), (Yankee),
                 5.75%, 04/09/01                                         100,000
    50,000      Banco Santander Central Hispano SA (Spain), (Yankee),
                 6.50%, 06/06/01                                          50,000
    75,000      Bank Austria AG, Floating Rate, (Austria), (Yankee),
                 5.63%, 07/16/01                                          74,994
                Barclays Bank PLC (United Kingdom), (Yankee),
   120,000       5.53%, 04/10/01                                         119,973
   260,000       Floating Rate, 5.57%, 12/12/01                          259,941
   210,000       Floating Rate, 5.59%, 09/24/01                          209,937
   100,000      Bayerische Hypo-und Vereinsbank AG (Germany),
                 (Yankee), 5.58%, 04/27/01                               100,000
   150,000      Bayerische Landesbank Girozentrale (Germany),
                 (Yankee), 5.22%, 02/20/02                               149,958
   141,000      Credit Agricole Indosuez SA (France), (Yankee),
                 5.23%, 02/20/02                                         140,974
   150,000      Deutsche Bank AG, (Germany), (Yankee),
                 6.73%, 03/16/01                                         149,996
                Landesbank Hessen-Thuringen Girozentrale,
                 (Germany), (Yankee),
    75,000       6.54%, 04/06/01                                          75,000
   110,000       6.89%, 04/30/01                                         109,997
    50,000      Svenska Handelsbanken, Inc. (Sweden), (Yankee),
                 5.12%, 08/02/01                                          49,996
   100,000      UBS AG (Switzerland), (Yankee), 5.10%, 08/02/01           99,983

                       See notes to financial statements.

JPMorgan Prime Money Market Fund II
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount        Issuer                                                     Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Certificates of Deposit -- Continued
$  100,000      Westdeutsche Landesbank Girozentrale (Germany),
                 (Yankee), 6.66%, 11/16/01                           $   100,005
   160,000      World Savings Bank, 5.32%, 05/31/01                      160,000
                ----------------------------------------------------------------
                Total Certificates of Deposit                          1,950,754
                (Cost $1,950,754)
                ----------------------------------------------------------------
                Time Deposits -- 13.1%
   300,000      ABN AMRO Bank N.V. (Netherlands),
                 5.54%, 03/01/01                                         300,000
    50,000      Allied Irish Banks PLC (United Kingdom),
                 6.66%, 03/30/01                                          50,000
   120,000      Bank of Ireland (Ireland), 5.38%, 07/02/01               120,000
   100,000      Bank of Nova Scotia (Canada), 5.50%, 07/16/01            100,000
   134,000      Bayerische Hypo-und Vereinsbank AG (Germany),
                 (Yankee), 5.66%, 03/01/01                               134,000
                Caisse des Depots et Consignations, (France),
   750,000       5.53%, 03/01/01                                         750,000
   300,000       5.54%, 03/01/01                                         300,000
                Caja De Madrid Bank (Spain),
    59,000       5.38%, 07/10/01                                          59,000
    60,000       6.64%, 04/27/01                                          60,000
    37,000       6.65%, 04/24/01                                          37,000
   110,000       6.65%, 07/24/01                                         110,000
    75,000       6.67%, 11/19/01                                          75,000
   200,000      Credit Suisse First Boston (Swiss Bank),
                 (Switzerland), 5.56%, 03/01/01                          200,000
   275,000      ING Bank N.V. (Netherlands), 5.63%, 03/01/01             275,000
   100,000      Landesbank Baden-Wuerttemberg (Germany),
                 5.56%, 03/01/01                                         100,000
   100,000      Landesbank Schleswig Holstein (Germany),
                 6.69%, 04/17/01                                         100,000
                Societe Generale (France),
   250,000       5.53%, 03/01/01                                         250,000
   417,044       5.63%, 03/01/01                                         417,044
   175,000      Svenska Handelsbanken, Inc. (Sweden),
                 5.53%, 03/01/01                                         175,000
   223,500      Swedbank (Sweden), 5.59%, 03/01/01                       223,500
    48,000      Wells Fargo Bank, N.A., 5.55%, 04/30/01                   48,000
                ----------------------------------------------------------------
                Total Time Deposits                                    3,883,544
                (Cost $3,883,544)
                ----------------------------------------------------------------
                Repurchase Agreement -- 0.2%
    51,206      Deutsche Bank Securities, Tri Party,
                 5.47%, due 03/01/01 (Dated 02/28/01,
                 Proceeds $51,214, Secured by FNMA, $51,808,
                 5.75%, due 02/15/08, Market Value $52,230)               51,206
                (Cost $51,206)
                ----------------------------------------------------------------
                Total Investments -- 100.3%                          $29,704,751
                (Cost $29,704,751)*
                ----------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Tax Free Money Market Fund

Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- 100%
--------------------------------------------------------------------------------
              U.S. Government Agency Security -- 0.1%
$  1,100      Federal Home Loan Mortgage Corp., DN, 5.23%,
               03/01/01                                                $   1,100
              (Cost $1,100)
              Municipal Securities -- 99.9%
              Alabama -- 0.6%
   5,000      Birmingham, Alabama, Apartment Authority,
               Municipal Securities Trust Receipts, Ser. SGA-47,
               Rev., FRDO, 3.24%, 03/02/01                                 5,000
   3,000      Infirmary Health Systems, Special Care Facilities
               Financing Authority, Mobile, Alabama, Infirmary
               Health Systems Inc., Ser. A, Rev., FRDO, 3.50%,
               03/06/01                                                    3,000
   1,500      Stevenson, Alabama, Industrial Development Board,
               Environmental Improvement, The Mead Corp.
               Project, Rev., FRDO, 3.15%, 03/01/01                        1,500
   1,900      University of Alabama, Hospital, Ser. B, Rev., FRDO,
               3.15%, 03/07/01                                             1,900
                                                                       ---------
                                                                          11,400
              Alaska -- 1.6%
   7,875      Alaska State, Housing Finance Corp., Floating Rate
               Trusts Receipts, Ser. N-13, Regulation D, Rev., FRDO,
               3.35%, 03/02/01                                             7,875
   7,835      Alaska State, Housing Finance Corp., FLOATS,
               Ser. L20, Regulation D, FRDO, 3.35%, 03/02/01               7,849
   6,845      Alaska State, Housing Finance Corp., FLOATS,
               Ser. PT-202, Rev., FRDO, 3.54%, 03/01/01                    6,845
   5,000      Valdez, Alaska, Marine Terminal, Ser. A-28,
               Regulation D, FRDO, 3.35%, 03/07/01                         5,000
                                                                       ---------
                                                                          27,569
              Arizona -- 0.6%
   3,200      Salt River, Arizona, Agricultural Improvement &
               Power District, Electric Systems, Salt River Project,
               Ser. B, Rev., 4.65%, 01/01/02                               3,227
   1,300      Tempe, Arizona, Excise Tax, Rev., FRDO, 3.15%,
               03/01/01                                                    1,300
   5,300      University of Arizona, Main Campus & Research,
               Ser. A, Rev., COP, FRDO, 3.15%, 03/02/01                    5,300
                                                                       ---------
                                                                           9,827
              Arkansas -- 0.8%
   8,000      Arkansas Hospital Equipment Finance Authority,
               AHA Pooled Financing Program, Rev., FRDO,
               3.20%, 03/07/01                                             8,000
   5,500      Columbia County, Arkansas, Solid Waste Disposal,
               Albemarle Corp. Project, Rev., FRDO, 3.70%,
               03/01/01                                                    5,500
                                                                       ---------
                                                                          13,500
              Colorado -- 1.4%
   1,000      Arapahoe County, Colorado, Capital Improvement
               Trust, Federal Highway, FLOATS, Ser. PT-437, Rev.,
               Prerefunded to 08/31/05, FRDO, 3.54%, 03/01/01              1,001
   2,850      Arvada, Colorado, Rev., FRDO, 3.80%, 03/22/01                2,850

                       See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Colorado -- Continued
$  4,800      Colorado Health Facilities Authority, Catholic Health,
               Ser. B, Rev., FRDO, 3.25%, 03/01/01                       $ 4,800
   6,000      Colorado Springs, Colorado, Utilities, Municipal
               Securities Trust Receipts, Ser. SGA-88, Rev., FRDO,
               3.20%, 03/01/01                                             6,000
   2,500      Colorado Student Obligation Bond Authority,
               Student Loan, Senior Lien, Ser. A-3, Rev., FRDO,
               3.25%, 03/07/01                                             2,500
   3,400      Denver, Colorado, City & County Airport, Floating
               Rate Certificates, Ser.L-27, Regulation D, Rev.,
               FRDO, 3.40%, 03/07/01                                       3,400
   1,000      Denver, Colorado, City & County, GO, ^, 6.38%,
               08/01/01                                                    1,023
   3,000      Jefferson County, Colorado, School District No. R-001,
               TAN, GO, 5.00%, 06/27/01                                    3,006
                                                                         -------
                                                                          24,580
              Connecticut -- 0.9%
  15,100      Meriden, Connecticut, GO, BAN, 4.75%, 08/08/01              15,118

              District of Columbia -- 3.4%
   2,050      District of Columbia, Housing Finance Agency,
               Ser. L-1, Regulation D, Rev., FRDO, 3.40%, 03/01/01         2,050
   2,535      District of Columbia, National Children's Center Inc.,
               FRDO, 3.55%, 03/01/01                                       2,535
   6,155      Eagle Tax Exempt Trust, Weekly Option Mode,
               Water & Sewer Rev., District of Columbia,
               Ser. 98-5202, FRDO, #, 3.57%, 03/01/01                      6,155
  14,500      Eagle Tax Exempt Trust, Weekly Option Mode,
               Water & Sewer, Ser. 3, Class 7, Rev., FRDO, #,
               3.57%, 03/01/01                                            14,500
  10,000      Metropolitan Washington Airport, Rev., 3.38%,
               04/04/01                                                   10,000
  10,000      Metropolitan Washington Airport, Rev., 3.45%,
               03/08/01                                                   10,000
   6,500      Metropolitan Washington Airport, Rev., 3.45%,
               07/25/01                                                    6,500
   9,000      Metropolitan Washington Airport, Rev., 3.50%,
               04/04/01                                                    9,000
                                                                         -------
                                                                          60,740
              Florida -- 4.7%
     400      Alachua County, Florida, Health Facilities Authority,
               Shands Teaching Hospital, Ser. B, Rev., FRDO,
               3.25%, 03/07/01                                               400
   6,700      Broward County, Florida, Port Facilities, Everglades,
               SUB, Rev., FRDO, 3.50%, 03/07/01                            6,700
   1,150      Collier County, Florida, Health Facilities Authority,
               The Moorings Inc. Project, Rev., FRDO, 3.10%,
               03/07/01                                                    1,150
   2,695      Dade County, Florida, Housing Finance Authority,
               Multi-Family Housing, Kendall Ct. Apartments,
               Rev., FRDO, 3.55%, 03/01/01                                 2,695
   1,995      Dade County, Florida, Housing Finance Authority,
               Multi-Family Housing, Star Creek Apartments,
               Rev., FRDO, 3.55%, 03/01/01                                 1,995

                       See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Florida -- Continued
$  1,675      Dade County, Florida, Housing Finance Authority,
               Single Family Housing, FLOATS, Ser. PT-344, Rev.,
               FRDO, 3.59%, 03/01/01                                     $ 1,681
   5,700      Escambia County, Florida, Housing Finance Authority,
               Single Family Housing, FLOATS, Ser. PT-1228, Rev.,
               FRDO, 3.59%, 03/01/01                                       5,700
   6,500      Florida Finance Commission, 3.40%, 08/24/01                  6,500
   7,750      Florida Housing Finance Agency, Ashley Lake II, Ser. J,
               Rev., FRDO, 3.25%, 03/07/01                                 7,750
   5,275      Florida Housing Finance Agency, Multi-Family
               Housing, Banyon, Ser. L, Rev., FRDO, 3.25%,
               03/06/01                                                    5,275
   1,500      Florida State, Board of Public Education, Municipal
               Securities Trust Receipts, Ser. SGA-102, GO, FRDO,
               3.20%, 03/01/01                                             1,500
  12,500      Florida, Local Government Finance Commission,
               3.40%, 06/07/01                                            12,500
   5,330      Gulf Breeze, Florida, Local Government Loan
               Program, Ser. B, Rev., FRDO, 3.45%, 03/01/01                5,330
     100      Jacksonville, Florida, Capital Project, Ser. 1, Rev.,
               FRDO, 3.20%, 03/05/01                                         100
   3,705      Jacksonville, Florida, Electric Authority, Municipal
               Securities Trust Receipts, Ser. SGA-17, Rev., FRDO,
               3.24%, 03/07/01                                             3,705
   1,000      Jacksonville, Florida, Health Facilities Authority, River
               Garden Project, Rev., FRDO, 3.50%, 03/01/01                 1,000
   9,990      Municipal Securities Trust Certificates, Ser. 2000-9007,
               Class A, Rev., FRDO, 3.34%, 03/07/01                        9,990
   4,800      Tampa, Florida, Sports Authority, Municipal Securities
               Trust Receipts, Ser. SGA-61, Rev., FRDO, 3.20%,
               03/01/01                                                    4,801
   4,500      The University of North Florida Foundation Inc.,
               Parking System, Rev., FRDO, 3.60%, 03/02/01                 4,500
                                                                         -------
                                                                          83,272
              Georgia -- 2.4%
  10,580      Atlanta, Georgia, Water & Wastewater, Municipal
               Securities Trust Receipts, Ser. SGA-86, Rev., FRDO,
               3.27%, 03/05/01                                            10,580
     960      Bibb County, Georgia, Class A Certificates, Ser. C,
               FRDO, 3.64%, 03/01/01                                         960
   1,660      Clayton County, Georgia, Housing Authority,
               Multi-Family Housing, Chateau Forest Apartments,
               Ser. E, Rev., FRDO, 3.20%, 03/07/01                         1,660
   1,000      Fulton County, Georgia, Development Authority,
               Arthritis Foundation Inc. Project, Rev., FRDO,
               3.50%, 03/01/01                                             1,000
   2,020      Fulton County, Georgia, Development Authority,
               Morehouse College Project, Rev., FRDO, 3.15%,
               03/06/01                                                    2,020
   3,661      Georgia Municipal Association Pooled Bond, COP,
               FRDO, 3.50%, 03/07/01                                       3,661
   3,900      Municipal Electric Authority of Georgia, General
               Resolution Projects, Sub. Ser. B, Rev., FRDO, 3.10%,
               03/06/01                                                    3,900

                       See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Georgia -- Continued
$  1,000      Municipal Electric Authority of Georgia, Project One,
               Ser. B, Rev., FRDO, 3.05%, 03/02/01                      $  1,000
  15,000      Northeast, Georgia, Heath Systems Inc., Ser. A, 4.00%,
               02/01/02                                                   15,000
   3,000      Richmond County, Georgia, Board of Education, GO,
               4.50%, 09/01/01                                             3,017
                                                                        --------
                                                                          42,798

              Hawaii -- 1.5%
  19,790      Hawaii State, Highway, FLOATS, Ser. PT-1058, FRDO,
               3.54%, 03/01/01                                            19,790
   1,580      Hawaii State, Housing Finance & Development Corp.,
               Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
               FRDO, 3.64%, 03/02/01                                       1,588
   5,605      Honolulu, Hawaii, City & County, Ser. A, GO, ^,
               6.30%, 03/01/02                                             5,880
                                                                        --------
                                                                          27,258

              Idaho -- 0.2%
   3,750      Idaho, Housing and Finance Association, Single
               Family Housing, Ser F-1, Class 1, Rev., FRDO, 3.30%,
               03/05/01                                                    3,750

              Illinois -- 5.3%
   4,400      Chicago, Illinois, Equipment Notes, GO, FRDO,
               4.37%, 10/04/01                                             4,400
   6,700      Chicago, Illinois, O'Hare International Airport,
               Second Lien, Ser. B, Rev., FRDO, 3.35%, 03/07/01            6,700
   5,600      Chicago, Illinois, Water, Municipal Securities Trust
               Receipts, Ser. SGA-93, Rev., FRDO, 3.20%, 03/01/01          5,600
   3,885      Cook County, Illinois, Municipal Trust Receipts,
               Ser. SG-7, FRDO, 3.54%, 03/07/01                            3,885
   3,600      Illinois Development Finance Authority, American
               Youth Hostels Project, Rev., FRDO, 3.55%, 03/05/01          3,600
   3,205      Illinois Development Finance Authority, IDR, CFC
               International Inc. Project, Rev., FRDO, 3.60%,
               03/05/01                                                    3,205
   1,300      Illinois Development Finance Authority, Residential
               Rental, Rev., FRDO, 3.50%, 03/01/01                         1,300
   1,820      Illinois Development Finance Authority, Toughy LTD
               Partnership Project, Rev., FRDO, 3.28%, 03/05/01            1,820
   4,800      Illinois Health Facilities Authority, Carle Foundation,
               Rev., FRDO, 3.20%, 03/07/01                                 4,800
  12,000      Illinois Health Facilities Authority, Ser. 1998-B, Rev.,
               3.40%, 06/13/01                                            12,000
  15,865      Illinois Health Facilities Authority, Swedish Covenant
               Hospital Project, Rev., FRDO, 3.25%, 03/06/01              15,865
   4,595      Illinois Housing Development Authority, FLOATS,
               Ser. L19, Regulation D, Rev., FRDO, 3.35%, 03/01/01         4,595
   3,600      Illinois Housing Development Authority, Multi-Family
               Housing, Camelot, Rev., FRDO, 3.35%, 03/05/01               3,600
   2,985      Illinois Housing Development Authority, Multi-Family
               Housing, Lakeshore Plaza, Ser. A, Rev., FRDO,
               3.20%, 03/06/01                                             2,985
   7,300      Illinois State, Toll Highway Authority, Toll Highway
               Priority, Ser. B, Rev., FRDO, 3.05%, 03/07/01               7,300

                     See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
 Amount    Issuer                                                          Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
           Illinois -- Continued
$  2,570   Lake County, Illinois, IDR, A.L. Hansen Manufacturing
            Project, Rev., FRDO, 3.45%, 03/01/01                         $ 2,570
   2,325   Libertyville, Illinois, Industrial Revenue, Libertyville
            Manor Project, Rev., FRDO, 3.75%, 03/07/01                     2,325
   9,800   University of Illinois, Health Services Facilities System,
            Ser. B, Rev., FRDO, 3.15%, 03/05/01                            9,800
                                                                         -------
                                                                          96,350
           Indiana -- 2.7%
   5,000   DeKalb County, Indiana, Economic Development,
            New Process Steel Project, Rev., FRDO, 3.70%,
            03/02/01                                                       5,000
   5,990   Indiana Bond Bank, FLOATS, Ser. PA-688, Rev., FRDO,
            3.54%, 03/01/01                                                5,990
   1,100   Indiana Secondary Market Educational Loans Inc.,
            Ser. B, Rev., FRDO, 3.25%, 03/06/01                            1,100
   9,000   Indiana State, Development Finance Authority, PCR,
            Southern Indiana Gas & Electric, Ser. A, Rev., FRDO,
            4.30%, 03/01/01                                                9,000
   6,665   Indiana State, Office Building Commission Capital
            Complex, FLOATS, Ser. PT-381, Rev., FRDO, 3.54%,
            03/01/01                                                       6,665
  15,000   Indiana, Highway Transportation Finance Authority,
            Municipal Securities Trust Receipts, Ser. SGA-113,
            Rev., FRDO, 3.20%, 03/01/01                                   15,000
   1,095   Lafayette, Indiana, Economic Development, Health
            Quest Realty Project, Rev., FRDO, 3.58%, 03/05/01              1,095
     540   Muncie, Indiana, Economic Development, Health
            Quest Realty Project, Rev., FRDO, 3.58%, 03/05/01                540
   3,305   Municipal Securities Trust Certificates, Ser. 1997-19A,
            Class A, Rev., FRDO, #, ^, 3.24%, 03/02/01                     3,305
                                                                         -------
                                                                          47,695
           Iowa -- 1.2%
   1,500   Des Moines, Iowa, 3.50%, 08/08/01                               1,500
   4,300   Des Moines, Iowa, 3.55%, 08/08/01                               4,300
  15,000   Iowa School Corporations, Iowa School Cash
            Anticipation Program, Ser. A, Warrant Certificates,
            Rev., 5.50%, 06/22/01                                         15,045
                                                                         -------
                                                                          20,845
           Kansas -- 1.3%
   2,000   Eagle Tax-Exempt Trust, Weekly Option Mode,
            Ser. 2000-1601, FRDO, 3.57%, 03/07/01                          2,000
   7,500   Kansas City, Kansas, Industrial, PQ Corp. Project, Rev.,
            FRDO, 3.15%, 03/01/01                                          7,500
   8,720   Kansas State, Development Finance Authority,
            FLOATS, Ser. PA-715, Rev., FRDO, 3.54%, 03/07/01               8,720
   2,050   Spring Hill, Kansas, Industrial Revenue, Abrasive
            Engineering Project, Rev., FRDO, 3.60%, 03/06/01               2,050
   1,650   Wichita, Kansas, Airport Facilities, Cessna Citation
            Center Project, Ser. III, Rev., FRDO, 3.35%, 03/06/01          1,650
   1,800   Wichita, Kansas, Hospital, Facilities Improvement,
            Riverside, Ser. IV, Rev., FRDO, 3.60%, 03/02/01                1,800
                                                                         -------
                                                                          23,720
                     See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
              Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Kentucky -- 1.3%
$  3,000      Jeffersontown, Kentucky, Lease Program, Kentucky
               League of Cities Funding Trust, Rev., FRDO, 3.25%,
               03/01/01                                                 $  3,000
  14,310      Kentucky Area Development Districts, Financing
               Trust Lease Program, Ewing, Kentucky, Rev., FRDO,
               3.60%, 03/01/01                                            14,310
   2,000      Kentucky Asset Liability Commission, General Fund,
               Ser. A, Rev., TRAN, 5.25%, 06/27/01                         2,004
   1,085      Kentucky State, Property & Buildings Commission,
               Project No. 66, Ser. A, Rev, 5.00%, 05/01/01                1,088
   2,540      Kentucky, Development Finance Authority, Pooled
               Loan Project, Ser. A, Rev., FRDO, 3.40%, 03/01/01           2,540
                                                                        --------
                                                                          22,942
              Louisiana -- 1.2%
   6,550      Caddo Parish, Louisiana, Industrial Development
               Board Inc., Frymaster Corp. Project, Rev., FRDO,
               3.25%, 03/06/01                                             6,550
   3,200      Calcasieu Parish, Louisiana, Industrial Development
               Board Inc., Citgo Petrol, Rev., FRDO, 3.35%, 03/01/01       3,200
   2,685      Iberia Parish, Louisiana, Industrial Development Board
               Inc., Cuming Insulation Corp. Project, Rev., FRDO,
               3.60%, 03/01/01                                             2,685
   3,000      Lake Charles, Louisiana, Harbor & Term, District
               Dock & Wharf, Conoco Inc. Project, Rev., FRDO,
               3.30%, 03/06/01                                             3,000
   1,855      Louisiana Housing Finance Agency, Ser. A-52, Rev.,
               FRDO, 3.35%, 03/01/01                                       1,855
   4,000      Plaquemines, Louisiana, Port Harbor & Terminal
               District, Port Facilities, International Marine
               Terminal Project, Ser. B, Rev., FRDO, 4.20%, 03/15/01       4,000
                                                                        --------
                                                                          21,290
              Maine -- 0.2%
   3,310      Maine State, Turnpike Authority, FLOATS, Ser. PA-699,
               Rev., FRDO, 3.54%, 03/01/01                                 3,312

              Maryland -- 2.0%
   3,000      Anne Arundel County, Maryland, GO, 3.35%,
               03/02/01                                                    3,000
   8,605      Howard County, Maryland, Multi-Family Housing,
               Sherwood Crossing LTD, Rev., FRDO, 4.85%, 06/01/01          8,605
     500      Maryland Community Development Administration,
               Multi-Family Housing, Avalon Ridge Apartments
               Project, Rev., FRDO, 3.10%, 03/05/01                          500
  14,155      Maryland State, Stadium Authority, Sports Facilities
               Lease, Rev., FRDO, 3.25%, 03/07/01                         14,155
   9,970      Municipal Securities Trust Certificates, Ser. 1999-76,
               Class A, Rev., FRDO, 4.40%, 08/15/01                        9,970
                                                                        --------
                                                                          36,230
              Massachusetts -- 0.8%
   5,750      Massachusetts Bay, Transportation Authority,
               Municipal Securities Trust Receipts, Ser. SGA-123,
               Special Assessment, FRDO, 3.24%, 03/01/01                   5,750

                     See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Massachusetts -- Continued
$  3,300      Massachusetts State, Health & Educational Facilities
               Authority, Municipal Securities Trust Receipts,
               Ser. SGA-97, Rev., FRDO, 3.20%, 03/01/01                 $  3,301
   3,000      Massachusetts State, Ser. A, GO, BAN, 5.00%,
               09/06/01                                                    3,010
   2,100      Massachusetts State, Ser. A, GO, FRDO, 3.25%,
               03/01/01                                                    2,100
                                                                        --------
                                                                          14,161
              Michigan -- 2.9%
  10,300      Detroit, Michigan, Sewer Disposal, Rev., ^, 6.63%,
               07/01/01                                                   10,587
   6,100      Holt, Michigan, Public Schools, Ser. B, GO, FRDO,
               4.30%, 03/01/01                                             6,100
   1,500      Michigan Municipal Bond Authority, Ser. C-2, Rev.,
               5.00%, 08/23/01                                             1,505
  19,580      Michigan State, Building Authority, Rev., 4.40%,
               03/05/01                                                   19,580
   1,200      Michigan State, Hospital Finance Authority,
               Mt. Clemens Hospital, Rev., FRDO, 3.15%, 03/05/01           1,200
   6,000      Michigan State, Housing Development Authority,
               Ser. 1999-B2, Rev., FRDO, 3.30%, 03/02/01                   6,000
   1,145      Michigan State, Housing Development Authority,
               Ser. 2000-A, Rev., FRDO, 3.20%, 03/02/01                    1,145
   1,175      Michigan State, Strategic Fund LTD, Wayne Disposal,
               Oakland Project, Rev., FRDO, 3.36%, 03/07/01                1,175
   5,055      Michigan State, University, Ser. A, GO, Rev., FRDO,
               3.10%, 03/05/01                                             5,055
                                                                        --------
                                                                          52,347
              Minnesota -- 0.1%
   1,255      Minnesota State, Housing Finance Agency, Single
               Family Mortgage, Ser. E, Rev., FRDO, 4.35%,
               05/01/01                                                    1,255

              Mississippi -- 0.6%
   2,800      Mississippi Business Finance Corp., IDR, Choctaw
               Maid Farms, Inc. Project, Rev., FRDO, 3.60%,
               03/05/01                                                    2,800
   4,820      Mississippi Home Corp., Single Family, Class A
               Certificates, Ser. I, Rev., FRDO, 3.62%, 03/06/01           4,820
   3,170      Mississippi State, Gaming County, Highway
               Improvements, Ser. A, GO, 5.00%, 07/01/01                   3,178
                                                                        --------
                                                                          10,798
              Missouri -- 2.1%
   7,260      Independence, Missouri, IDA, Multi-Family Housing,
               FLOATS, Ser. PT-314, Rev., FRDO, 4.40%, 03/01/01            7,260
   3,400      Kansas City, Missouri, IDR, Livers Bronze Co. Project,
               Rev., FRDO, 3.70%, 03/01/01                                 3,400
     880      Macon, Missouri, IDA, Health Care Realty Macon,
               Rev., FRDO, 4.30%, 03/01/01                                   880
   1,600      Missouri Higher Education Loan Authority, Student
               Loan, Ser. B, Rev., FRDO, 3.30%, 03/05/01                   1,600
   3,375      Missouri State, Development Finance Board,
               Recreational Facilities, Greater St. Louis YMCA
               Project, Ser. B, Rev., FRDO, 3.55%, 03/06/01                3,375

                     See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Missouri -- Continued
$  8,320      Missouri State, Housing Development Commission,
               FLOATS, Ser. PT-223, Rev., FRDO, 3.59%, 03/01/01         $  8,322
   6,735      Missouri State, Housing Development Commission,
               FLOATS, Ser. PT-263, Rev., FRDO, 3.59%, 03/01/01            6,736
   3,965      Missouri State, Housing Development Commission,
               Ser. A-64, Rev., FRDO, 3.35%, 03/07/01                      3,970
     865      Osage Beach, Missouri, IDA, Health Care Realty
               Osage, Rev., FRDO, 4.30%, 03/01/01                            865
                                                                        --------
                                                                          36,408
              Montana -- 0.2%
   3,705      Montana State, Board of Housing, FLOATS,
               Ser. PT-356, Rev., FRDO, 3.59%, 03/02/01                    3,705

              Multiple States -- 1.5%
  27,500      Charter Mac, Floating Rate Certificates, Ser. NAT-1,
               FRDO, 3.72%, 03/06/01                                      27,501

              Nebraska -- 0.6%
   4,700      Nebraska, Municipal Securities Trust Receipts,
               Ser. 2000-108, Class A, GO, FRDO, 3.20%, 03/01/01           4,700
   5,000      Nebraska, Public Power District, Ser. A, Rev., 5.00%,
               01/01/02                                                    5,025
   1,500      Sidney, Nebraska, IDR, Pennington Seed Inc. Project,
               Rev., FRDO, 3.60%, 03/06/01                                 1,500
                                                                        --------
                                                                          11,225
              Nevada -- 3.3%
   3,300      Clark County, Nevada, Airport, Ser. B-2, Rev., FRDO,
               3.15%, 03/07/01                                             3,300
   1,745      Clark County, Nevada, School District, Building &
               Renovation, Ser. B, GO, @, 7.50%, 06/15/01                  1,760
  19,800      Eagle Tax Exempt Trust, Weekly Option Mode, Clark
               County, Ser. 98-2801, FRDO, #, 3.57%, 03/05/01             19,800
   3,390      Nevada Housing Division, Multi-Unit Housing,
               Horizon, Ser. A, Rev., FRDO, 3.60%, 03/02/01                3,390
   6,250      Nevada Housing Division, Multi-Unit Housing,
               Joshua Villas, Ser. E, Rev., FRDO, 3.60%, 03/02/01          6,250
   5,455      Nevada Housing Division, Multi-Unit Housing,
               Judith Villas, Ser. C, Rev., FRDO, 3.60%, 03/01/01          5,455
   6,750      Nevada Housing Division, Multi-Unit Housing, Ser. A,
               Rev., FRDO, 3.60%, 03/01/01                                 6,750
   3,195      Nevada Housing Division, Multi-Unit Housing, Ser. M,
               Rev., FRDO, 3.60%, 03/05/01                                 3,195
   4,400      Nevada State, Municipal Securities Trust Receipts,
               Ser. SGB-31, GO, FRDO, 3.57%, 03/07/01                      4,400
   4,350      Reno, Nevada, Hospital, St Mary's Regional Medical,
               Ser. B, Rev., FRDO, 3.30%, 03/01/01                         4,350
                                                                        --------
                                                                          58,650
              New Hampshire -- 0.4%
   4,060      New Hampshire State, Housing Finance Authority,
               Single Family Housing, FLOATS, Ser. PA-744, FRDO,
               3.67%, 03/06/01                                             4,060
   2,925      New Hampshire State, Housing Finance Authority,
               Single Family, FLOATS, Ser. PT-115, Rev., FRDO,
               3.64%, 03/06/01                                             2,925
                                                                        --------
                                                                           6,985

                     See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              New Jersey -- 1.5%
$  2,825      Hudson County, New Jersey, Ser. A-9, Regulation D,
               COP, FRDO, 3.10%, 03/07/01                               $  2,825
  10,405      New Jersey State, Sports & Exposition Authority,
               FLOATS, Ser. PA-649R, Rev., FRDO, 3.32%, 03/02/01          10,405
   1,500      New Jersey State, Sports & Exposition Authority, State
               Contract, Ser. C, Rev., FRDO, 3.20%, 03/05/01               1,500
   4,000      New Jersey State, TRAN, 3.45%, 04/05/01                      4,000
   7,495      New Jersey State, Transportation Corp., FLOATS, COP,
               Ser. PA-801, Rev., FRDO, 3.40%, 03/01/01                    7,495
                                                                        --------
                                                                          26,225
              New Mexico -- 0.9%
   1,085      Albuquerque, New Mexico, Ser. C, GO, 5.20%,
               07/01/01                                                    1,092
     300      Farmington, New Mexico, PCR, Arizona Public
               Services Co., Ser. A, Rev., FRDO, 3.10%, 03/01/01             300
   5,000      New Mexico State, Rev., TRAN, 5.00%, 06/29/01                5,011
   8,000      New Mexico State, TRAN, Ser. A, Rev., 5.00%,
               06/29/01                                                    8,022
                                                                        --------
                                                                          14,425
              New York -- 4.9%
   1,090      Eagle Tax-Exempt Trust, Weekly Option Mode,
               Ser. 96C-4901, Class A, FRDO, #, 3.59%, 03/07/01            1,090
   1,305      Fort Plain, New York, Central School District, GO,
               @, 4.75%, 06/15/01                                          1,306
   9,320      IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
               Weekly Receipt, FRDO, 3.72%, 03/07/01                       9,320
   3,000      Jamestown, New York, City School District, GO,
               4.90%, 06/15/01                                             3,003
   1,520      Monroe County, New York, Airport Authority,
               FLOATS, Ser. PA-585, Rev., FRDO, 3.40%, 03/01/01            1,520
  16,300      Nassau County, New York, Ser. B, GO, RAN, 6.00%,
               03/20/01                                                   16,313
   8,900      New York City, New York, Trust Cultural Resources,
               American Museum of National History, Ser. B, Rev.,
               FRDO, 4.50%, 07/01/01                                       8,900
  19,300      New York State, Dorm Authority, Columbia University,
               Ser. A, Rev., FRDO, 3.70%, 03/07/01                        19,300
   9,965      New York, Municipal Securities Trust Receipts, Ser.
               2000-98, Class A, Rev., FRDO, 3.24%, 03/07/01               9,965
  15,000      Onondaga County, New York, IDA, Solid Waste
               Disposal Facilities, Solvay Paperboard Project,
               Ser. A, FRDO, 4.25%, 12/06/01                              15,000
   1,020      Rome, New York, City School District, GO, 5.38%,
               06/15/01                                                    1,023
                                                                        --------
                                                                          86,740
              North Carolina -- 1.4%
   7,000      Durham, North Carolina, Housing Authority,
               Multi-Family Housing, FLOATS, Ser. PT-1258,
               Rev., FRDO, 3.82%, 03/02/01                                 7,000
   2,000      Gaston County, North Carolina, Industrial Facilities &
               Pollution Control Financing Authority, Industrial
               Development, Quality Metal Project, Rev., FRDO,
               3.65%, 03/06/01                                             2,000

                     See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
 Amount      Issuer                                                        Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
             North Carolina -- Continued
$   800      Guilford County, North Carolina, Industrial Facilities &
              Pollution Control Financing Authority, Neal
              Manufacturing, Rev., FRDO, 3.65%, 03/05/01               $     800
  5,350      Mecklenburg County, North Carolina, COP, FRDO,
              3.55%, 03/05/01                                              5,350
  3,300      Mecklenburg County, North Carolina, Public
              Improvement, Ser. C, GO, FRDO, 3.10%, 03/07/01               3,300
  3,000      North Carolina, Medical Care Commission, Catholic
              Health East, Ser. D, Rev., FRDO, 3.10%, 03/07/01             3,000
  3,000      North Carolina, Medical Care Commission, Lincoln
              Health Systems Project, Ser. A, Rev., FRDO, 3.55%,
              03/05/01                                                     3,000
                                                                       ---------
                                                                          24,450
             North Dakota -- 1.0%
  2,160      Burleigh County, North Dakota, Health Care, Medical
              Center One Inc., Rev, 5.00%, 05/01/01                        2,162
 16,000      North Dakota State, Housing Finance Agency,
              Housing Finance Program, Home Mortgage, Ser. D,
              Rev., @, 4.45%, 08/27/01                                    16,000
                                                                       ---------
                                                                          18,162
             Ohio -- 0.9%
  1,505      American Municipal Power-Ohio Inc., Omega JV2
              Project, Rev., 4.25%, 01/01/02                               1,518
  4,600      Columbus, Ohio, Ser. 1, GO, FRDO, 3.35%, 03/01/01             4,600
  4,900      Ohio Housing Finance Agency, Residential Mortgage,
              Ser. C, Rev., FRDO, 4.35%, 09/01/01                          4,900
  1,125      Ohio State, Air Quality Development Authority, PCR,
              Ohio Edison Project, Ser. C, Rev., FRDO, 3.20%,
              03/01/01                                                     1,125
  2,800      Ohio State, Water Development Authority, PCR, Ohio
              Edison Co. Project, Ser. B, Rev., FRDO, 3.20%,
              03/01/01                                                     2,800
  1,330      Ohio State, Water Development Authority, Pollution
              Control Facilities, Water Control Loan Fund, State
              Match, Rev., 5.50%, 06/01/01                                 1,333
                                                                       ---------
                                                                          16,276
             Oklahoma -- 1.3%
  6,000      Norman, Oklahoma, Regional Hospital Authority,
              Rev. ^, 6.90%, 09/01/01                                      6,153
 10,000      Oklahoma State, Water Resource Board, State Loan
              Program, Rev., FRDO, +, 4.30%, 09/04/01                     10,000
  6,500      Tulsa, Oklahoma, IDA, Justin Industries Project, Rev.,
              FRDO, 3.85%, 03/01/01                                        6,500
                                                                       ---------
                                                                          22,653
             Oregon -- 1.7%
  8,200      Oregon State, Housing & Community Services
              Department, Convent Retirement, Ser. A, Rev.,
              FRDO, 3.60%, 03/06/01                                        8,200
  5,240      Oregon State, Housing & Community Services
              Department, Single Family Mortgage Program,
              Ser. C, Rev., 4.25%, 09/27/01                                5,240

                     See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Oregon -- Continued
$  3,665      Oregon State, Housing & Community Services
               Department, Single Family Mortgages, Ser. J, Rev.,
               4.35%, 03/01/01                                          $  3,665
   5,000      Oregon State, Ser. A-18, Regulation D, FRDO, 3.35%,
               03/07/01                                                    5,000
   3,250      Oregon State, Veterans Welfare, Ser. 80-B, Rev.,
               4.35%, 10/01/01                                             3,250
   3,470      Port Portland, Oregon, Airport, Ser. 7-A, Rev., ^,
               6.75%, 07/01/01                                             3,528
     800      Port Portland, Oregon, PCR, Reynold Metals, Rev.,
               FRDO, 3.10%, 03/01/01                                         800
                                                                        --------
                                                                          29,683
              Pennsylvania -- 2.6%
   4,000      Allegheny County, Pennsylvania, Ser. C-51, GO,,
               4.25%, 05/01/01                                             4,000
   3,900      Butler County, Pennsylvania, Hospital Authority,
               North Hills Passavant Hospital, Ser. A, Rev., ^,
               7.00%, 06/01/01                                             3,999
     100      Delaware Valley, Pennsylvania, Regional Finance
               Authority, Local Government, Rev., FRDO, 3.10%,
               03/07/01                                                      100
   5,900      Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, FRDO, #, 3.57%, 03/01/01                           5,900
   2,000      Harrisburg, Pennsylvania, Water Authority, Municipal
               Securities Trust Receipts, Ser. SGA-80, Rev., FRDO,
               3.24%, 03/07/01                                             2,000
  11,500      Pennsylvania State, Higher Education Assistance
               Agency, Student Loan, Ser. E, Rev. FRDO, 3.25%,
               03/05/01                                                   11,500
   4,230      Philadelphia, Pennsylvania, Authority for Industrial
               Development, Airport, FLOATS, Ser. PT-417, Rev.,,
               4.55%, 06/14/01                                             4,230
   3,000      Philadelphia, Pennsylvania, Municipal Authority,
               Ser. N-14, Regulation D, Rev., FRDO, 3.20%, 03/07/01        3,000
   5,000      Philadelphia, Pennsylvania, Ser. A, Rev., TRAN, @,
               5.00%, 06/29/01                                             5,010
   3,795      Quakertown, Pennsylvania, General Authority,
               Pooled Financing Program, Ser. A, Rev., FRDO,
               3.20%, 03/01/01                                             3,795
   1,600      South Fork, Pennsylvania, Hospital Authority,
               Conemaugh Health Systems, Ser. A, Rev., FRDO,
               3.15%, 03/01/01                                             1,600
     500      Southeastern Pennsylvania, Transportation Authority,
               Special Ser. SG-28, 3.47%, 03/02/01                           500
                                                                        --------
                                                                          45,634
              Rhode Island -- 1.2%
   4,995      Rhode Island Refunding Bond Authority, State Public
               Projects, FLOATS, Ser. PT-419, Rev., 4.50%, 06/14/01        4,995
  15,650      Rhode Island, Convention Center Authority, Ser. A.
               Rev. ^, 6.70%, 05/15/01                                    16,040
                                                                        --------
                                                                          21,035

                     See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              South Carolina -- 3.6%
$  3,000      Cherokee County, South Carolina, Industrial
               Revenue, Oshkosh Truck Project, Rev., FRDO,
               3.35%, 03/07/01                                          $  3,000
   2,150      Florence County, South Carolina, Solid Waste
               Disposal & Wastewater Treatment, Roche Carolina
               Inc., Rev., FRDO, 3.35%, 03/01/01                           2,150
   3,500      Kershaw County, South Carolina, IDR, New South Inc.
               Project, Rev., FRDO, 3.60%, 03/07/01                        3,500
   5,210      South Carolina State, Housing, Finance &
               Development, Rental Housing, Oak Ridge/McGuire,
               FRDO, 3.50%, 03/07/01                                       5,210
   3,045      South Carolina State, Housing, Finance &
               Development, Rental Housing, Waverly Place
               project, Rev., FRDO, 3.50%, 03/01/01                        3,045
   2,000      South Carolina State, Public Service Authority,
               Municipal Trust Receipts, Ser. SG-32, Rev., FRDO, ^,
               3.54%, 03/01/01                                             2,006
  23,100      South Carolina Transportation Infrastructure Bank,
               Floating Rate Trust Receipts, Ser. L-10,
               Regulation D, Rev., FRDO, 3.30%, 03/07/01                  23,100
  11,000      South Carolina Transportation Infrastructure Bank,
               Municipal Trust Receipts, Ser. SGA-116, Rev., FRDO,
               3.20%, 03/01/01                                            11,000
   3,500      South Carolina, Jobs Economic Development
               Authority, Catholic Diocese, South Carolina
               Project, Rev., FRDO, 3.60%, 03/01/01                        3,500
   3,000      South Carolina, Jobs Economic Development
               Authority, Concept Packaging Group Project, Rev.,
               FRDO, 3.70%, 03/02/01                                       3,000
   4,750      South Carolina, Jobs Economic Development
               Authority, Walley Proteins Inc. Project, FRDO,
               3.65%, 03/01/01                                             4,750
                                                                        --------
                                                                          64,261
              South Dakota -- 1.5%
   4,710      South Dakota Economic Development Finance
               Authority, Hastings Filters Inc. Project, Rev., FRDO,
               3.55%, 03/05/01                                             4,710
  12,855      South Dakota Housing Development Authority,
               FLOATS, Ser. PT-73, Rev., FRDO, 4.42%, 03/02/01            12,855
   5,400      South Dakota, Housing Development Authority,
               Ser. D, Class A, FRDO, 3.62%, 03/07/01                      5,400
   4,500      South Dakota, Housing Development Authority,
               Ser. N-1, Regulation D, Rev., FRDO, 3.35%, 03/07/01         4,500
                                                                        --------
                                                                          27,465
              Tennessee -- 4.6%
     800      Clarksville, Tennessee, Public Building Authority,
               Pooled Financing, Tennessee Municipal Bond Fund,
               Rev., FRDO, 3.55%, 03/05/01                                   800
   3,000      Jackson, Tennessee, Industrial Development Board,
               Solid Waste Disposal, Steel Corp. Project, FRDO,
               3.65%, 03/07/01                                             3,000
   1,700      Knoxville, Tennessee, Utilities Board, Sub-Gas
               Systems, Rev., FRDO, 3.15%, 03/01/01                        1,700

                   See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Tennessee -- Continued
$  5,995      Metropolitan Government Nashville & Davidson
               Counties,Tennessee, FLOATS, Ser. PT-394, Rev.,
               FRDO, 4.45%, 03/07/01                                    $  5,995
   2,700      Metropolitan Government of Nashville & Davidson
               Counties, Tennessee, Industrial Development Board,
               Country Music Hall of Fame, Rev., FRDO, 3.40%,
               03/06/01                                                    2,700
   1,000      Metropolitan Government of Nashville & Davidson
               Counties, Tennessee, Water & Sewer, Rev., ^, 6.00%,
               01/01/02                                                    1,041
   5,980      Nashville & Davidson County, Tennessee,
               Metropolitan Government Water and Sewer,
               Ser. L-23, Regulation D, FRDO, 3.30%, 03/06/01              5,980
   1,500      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. II-A-1,
               Rev., FRDO, 3.45%, 03/06/01                                 1,500
   2,500      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. II-A-2,
               Rev., FRDO, 3.45%, 03/06/01                                 2,500
   4,000      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. II-D-2,
               Rev., FRDO, 3.45%, 03/01/01                                 4,000
   1,160      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. II-D-3,
               Rev., FRDO, 3.45%, 03/01/01                                 1,160
   6,800      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. III-C-5,
               Rev., FRDO, 3.45%, 03/06/01                                 6,800
   1,600      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. III-D-3,
               Rev., FRDO, 3.45%, 03/05/01                                 1,600
   5,000      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. III-E-2,
               Rev., FRDO, 3.45%, 03/05/01                                 5,000
   2,500      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. III-E-3,
               Rev., FRDO, 3.45%, 03/05/01                                 2,500
   5,500      Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Ser. III-G-2,
               Rev., FRDO, 3.45%, 03/07/01                                 5,500
   5,465      Shelby County, Tennessee, Health, Educational &
               Housing Facilities Board, Educational Facilities,
               Rhodes College, Rev., FRDO, 3.40%, 03/05/01                 5,465
   7,295      Smyrna, Tennessee, Housing Association Inc.,
               Multi-Family Housing, Ser. Q, Class A, Rev., FRDO,
               3.57%, 03/01/01                                             7,296
     700      South Pittsburgh, Tennessee, Industrial Development
               Board, Lodge Manufacturing Co. Project, Rev.,
               FRDO, 3.60%, 03/07/01                                         700
   3,635      Tennessee Housing Development Agency, FLOATS,
               Ser. PA-726R, Rev., FRDO, 3.62%, 03/06/01                   3,635
  13,250      Tennessee, Housing Development Agency, FLOATS,
               Ser. PT-279, Rev., FRDO, 4.30%, 04/05/01                   13,250
                                                                        --------
                                                                          82,122

                   See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Texas -- 15.0%
$  5,000      Alamo, Texas, Independent School District,
               Pharr-San Juan, Municipal Securities Trust Receipts,
               Ser. SGA-101, GO, FRDO, 3.24%, 03/01/01                   $ 5,000
   2,000      Austin, Texas, Independent School District, GO,
               5.20%, 08/01/01                                             2,006
   1,000      Brazos River Authority, Texas, PCR, TXU Electric Co.,
               Ser. C, Rev., FRDO, 3.25%, 03/07/01                         1,000
   9,200      Carroll, Texas, Independent School District, GO, FRDO,
               3.50%, 03/01/01                                             9,200
   5,000      Dallas-Fort Worth, Texas, International Airport
               Facilities Improvement Corp., Flight Safety Project,
               Rev., FRDO, 3.60%, 03/02/01                                 5,000
   1,955      Dallas-Fort Worth, Texas, Regional Airport,
               Municipal Securities Trust Receipts, Ser. SGA-49,
               Rev., FRDO, 3.20%, 03/01/01                                 1,955
   3,910      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 99-4302, #, FRDO, 3.57%, 03/05/01                      3,910
   2,420      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 3.57%, 03/05/01                2,420
   1,200      Grapevine, Texas, Industrial Development Corp.,
               Multiple Mode, American Airlines, Ser. A-4,
               Rev., FRDO, 3.10%, 03/01/01                                 1,200
   5,000      Greater East Texas, Higher Education, Ser. B, FRDO,
               3.45%, 02/01/02                                             5,000
  10,000      Greater Texas, Student Loan Corp., Student Loan,
               Ser. A, Rev., 3.45%, 02/01/02                              10,000
   3,000      Guadalupe Blanco River Authority, Texas, IDC, IDR,
               The BOC Group Inc. Project, Rev., FRDO, 3.50%,
               03/06/01                                                    3,000
   4,300      Gulf Coast Waste Disposal Authority, Amoco Oil Co.
               Project, Rev., FRDO, 3.30%, 03/01/01                        4,300
   5,000      Harlandale, Texas, Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-100,
               GO, FRDO, 3.24%, 03/02/01                                   5,000
   5,200      Harris County, Texas, GO, 3.30%, 06/07/01                    5,200
   7,500      Harris County, Texas, GO, 3.35%, 06/06/01                    7,500
   1,100      Harris County, Texas, IDC, Shell Oil Co. Project, FRDO,
               3.10%, 03/01/01                                             1,100
   7,600      Hays, Texas, Memorial Health Facilities Development
               Corp., Central Texas Medical Center Project, Ser. A,
               Rev., 3.60%, 03/05/01                                       7,600
   3,000      Houston, Texas, Independent School District, Ser. A,
               GO, 5.40%, 06/01/01                                         3,014
   3,900      Katy, Texas, Independent School District, Ser, A, GO,
               FRDO, 3.50%, 03/07/01                                       3,900
   6,010      Kerrville, Texas, Independent School District, FLOATS,
               Ser. PA-698, GO, FRDO, 3.54%, 03/01/01                      6,010
   1,300      Lone Star, Texas, Apartment Improvement Authority,
               Multiple Mode, Ser. B-1, Rev., FRDO, 3.20%,
               03/01/01                                                    1,300
   4,200      Longview, Texas, Industrial Corp., Collins Industries
               Inc. Project, Rev., FRDO, 3.70%, 03/01/01                   4,200

                     See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Texas -- Continued
$  5,290      Mission, Texas, Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-105,
               GO, FRDO, 3.24%, 03/02/01                               $   5,290
   5,000      North Central, Texas, Health Facilities Development
               Corp., Methodist Hospitals, 3.40%, 04/02/01                 5,000
   2,500      North Central, Texas, Health Facilities Development
               Corp., Methodist Hospitals, Dallas, Ser. B, Rev.,
               FRDO, 3.15%, 03/01/01                                       2,500
  25,000      North Central, Texas, Health Facilities Development
               Corp., Methodist Hospitals, Rev., FRDO, 4.20%,
               03/06/01                                                   25,001
   3,700      North Texas, Higher Education Authority, Student
               Loan, Ser. A, Rev., FRDO, 3.25%, 03/01/01                   3,700
   8,000      North Texas, Higher Education Authority, Student
               Loan, Ser. B, Rev., FRDO, 3.25%, 03/07/01                   8,000
   1,400      North Texas, Higher Education Authority, Student
               Loan, Ser. F, Rev., FRDO, 3.25%, 03/06/01                   1,400
   1,000      Port Corpus Christi Authority, Texas, Nueces County,
               Solid Waste Disposal, Koch Refining Co. Project,
               FRDO, 3.15%, 03/05/01                                       1,000
   4,700      Richardson, Texas, Independent School District,
               Ser. A, GO, FRDO, 3.50%, 03/01/01                           4,700
   7,190      San Angelo, Texas, Independent School District, GO,
               FRDO, 3.50%, 03/01/01                                       7,190
  19,920      San Antonio, Texas, Electric & Gas, Municipal
               Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
               3.24%, 03/02/01                                            19,920
   5,000      San Antonio, Texas, Water Revenue, Municipal
               Securities Trust Receipts, Ser. SGA-42, Rev., FRDO,
               3.24%, 03/05/01                                             5,000
   8,430      Tarrant County, Texas, Housing Finance Corp,
               Multi-Family Housing, Remington Project, Rev.,
               FRDO, 3.15%, 03/05/01                                       8,430
  10,470      Texas Board of Water Development, Municipal
               Securities Trust Receipts, Ser. SGA-104, Rev., FRDO,
               3.24%, 03/06/01                                            10,470
  11,000      Texas State, 3.35%, 05/09/01                                11,000
   1,100      Texas State, Department of Housing & Community
               Affairs, Multi-Family Housing, Timber Point
               Apartments, Ser. A-1, Rev., FRDO, 3.25%, 03/05/01           1,100
   5,565      Texas State, Department of Housing & Community
               Affairs, Residential Mortgage, FLOATS,
               Ser. PA-743R, Rev., FRDO, 3.64%, 03/01/01                   5,565
   4,910      Texas State, FLOATS, Ser. PT-1991, Rev., FRDO,
               3.59%, 03/07/01                                             4,910
  12,900      Texas State, Rev., TRAN, 5.25%, 08/31/01                    12,961
   3,000      Texas State, Turnpike Authority, Dallas North
               Thruway, Floating Rate Receipts, Ser. SG-70, Rev.,
               FRDO, 3.54%, 03/07/01                                       3,000
   4,300      Texas State, Veteran's Housing Assistance, Ser. A-1,
               GO, FRDO, 3.35%, 03/06/01                                   4,300

                     See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Texas -- Continued
$  5,000      Tyler, Texas, Waterworks & Sewer, Municipal
               Securities Trust Receipts, Ser. SGA-112, Rev.,
               FRDO, 3.20%, 03/01/01                                   $   5,000
  14,290      University of Texas, Municipal Securities Trust
               Receipts, Ser. SGA-78, Rev., FRDO, 3.24%, 03/06/01         14,290
                                                                       ---------
                                                                         268,542
              Utah -- 1.3%
   5,000      Intermountain Power Agency of Utah, Power Supply,
               Ser. 1985, Rev., 3.40%, 04/02/01                            5,000
   7,500      Utah State, Housing Finance Agency, Single Family
               Mortgage, Ser. D-1, Rev., FRDO, 3.30%, 03/05/01             7,500
   5,000      Utah State, Housing Finance Agency, Single Family
               Mortgage, Ser. E-1, Rev., FRDO, 3.30%, 03/06/01             5,000
   5,000      Utah State, Housing Finance Agency, Single Family
               Mortgage, Ser. F-2, Class I, Rev., FRDO, 3.30%,
               03/05/01                                                    5,000
                                                                       ---------
                                                                          22,500
              Virginia -- 1.3%
   2,000      Harrisonburg, Virginia, Redevelopment & Housing
               Authority, Multi-Family Housing, Misty Ridge
               Project, Ser. A, Rev., FRDO, 3.58%, 03/05/01                2,000
   6,170      King George County, Virginia, IDA, Exempt Facilities,
               Birchwood Power Partners, Ser. B, Rev., FRDO,
               3.35%, 03/01/01                                             6,170
   3,225      Petersburg, Virginia, Hospital Authority, Hospital
               Facilities, Southside Regional, Rev., FRDO, 3.25%,
               03/01/01                                                    3,225
  11,385      Virginia State, Public School Authority, FLOATS,
               Ser. PT-431, Rev. FRDO, 3.47%, 03/06/01                    11,385
                                                                       ---------
                                                                          22,780
              Washington -- 5.2%
  12,150      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. A, FRDO, 3.57%, 03/01/01                              12,150
  15,830      King County, Washington, FLOATS, Ser. PT-385, Rev.,
               FRDO, 3.33%, 03/02/01                                      15,830
     950      King County, Washington, Housing Authority,
               Auburn Court Apartments Project, Rev., FRDO,
               3.65%, 03/07/01                                               950
   2,290      King County, Washington, School District No. 414,
               Lake Washington, GO, 5.00%, 12/01/01                        2,300
   5,000      Port Anacortes, Washington, Industrial Revenue,
               Texaco Project, Rev., FRDO, 3.40%, 03/01/01                 5,000
   2,000      Port Townsend, Washington, Industrial Development,
               Port Townsend Paper Corp., Ser. A, Rev., FRDO,
               3.65%, 03/05/01                                             2,000
   1,050      Redmond, Washington, Public Corp., Industrial
               Revenue, Integrated Circuits Project, Rev., FRDO,
               3.50%, 03/01/01                                             1,050
   1,275      Seattle, Washington, Housing Authority, Low Income
               Housing Assistance, Bayview Manor Project, Ser. B,
               Rev., FRDO, 3.50%, 03/07/01                                 1,275

                     See notes to financial statements.

                                             JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Washington -- Continued
$  8,955      Seattle, Washington, Municipal Light & Power,
               Municipal Securities Trust Receipts, Ser. SGA-96,
               Rev., FRDO, 3.20%, 03/01/01                              $  8,956
   1,000      Seattle, Washington, Port Authority, Ser. B, Rev.,
               6.10%, 11/01/01                                             1,018
   8,200      Snohomish County, Washington, Public Utilities
               District No. 001, Municipal Securities Trust Receipts,
               Ser. SGA-124, Rev., FRDO, 3.20%, 03/01/01                   8,200
  14,500      Tacoma, Washington, Rev., 3.30%, 05/23/01                   14,500
   1,705      Washington State, Housing Finance Commission,
               Single Family Program, Ser. 2-A-S, Rev., 4.40%,
               04/01/01                                                    1,705
   2,900      Washington State, Housing Finance Commission,
               Spokane Community College Foundation, Ser. A,
               Rev., FRDO, 3.55%, 03/02/01                                 2,900
   4,000      Washington State, Public Power Supply System,
               Nuclear Project No. 1, Ser. A, Rev., ^, 6.88%,
               07/01/01                                                    4,107
   6,860      Washington State, Public Power Supply Systems,
               Nuclear Project No. 1, Ser. C, Rev., 7.63%, 07/01/01        6,942
   1,200      Washington State, Ser. R-96-B, GO, 5.50%, 07/01/01           1,209
   2,220      Washington State, Ser. R-98-B, GO, 4.00%, 07/01/01           2,225
                                                                        --------
                                                                          92,317
              West Virginia -- 0.4%
   2,000      West Virginia School Building Authority, Capital
               Improvement, Ser. A, Rev., ^, 6.75%, 07/01/01               2,061
   5,765      West Virginia State, Building Commission, FLOATS,
               Ser. PA-520, Rev., FRDO, 3.62%, 03/01/01                    5,765
                                                                        --------
                                                                           7,826
              Wisconsin -- 2.6%
   5,520      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-4904, FRDO, #, 3.59%, 03/05/01                      5,520
   1,150      Milwaukee County, Wisconsin, Ser. A, GO, 4.50%,
               10/01/01                                                    1,151
  14,455      Municipal Securities Trust Certificates, Ser. 1999-70,
               Class A, Rev., FRDO, 3.24%, 03/06/01                       14,455
   2,500      University of Wisconsin, Hospital & Clinics Authority,
               Rev., FRDO, 3.20%, 03/01/01                                 2,500
   3,250      Wisconsin Housing & Economic Development
               Authority, Home Ownership, Floating Rate Trust
               Receipts, Ser. 18, Rev., FRDO, 3.40%, 03/07/01              3,250
   7,220      Wisconsin Public Power Inc. System, Power Supply
               System, Municipal Securities Trust Receipts,
               Ser. SGA-2, Rev., FRDO, 3.24%, 03/05/01                     7,250
   5,000      Wisconsin State, Clean Water, Ser. 1, Rev., ^, 6.75%,
               06/01/01                                                    5,124
   7,200      Wisconsin State, Health & Education Facilities
               Authority, Ser. 1998-A, Rev., 3.70%, 03/07/01               7,200
                                                                        --------
                                                                          46,450

                     See notes to financial statements.

JPMorgan Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Money Market Instruments -- Continued
--------------------------------------------------------------------------------
              Wyoming -- 1.2%
$  2,000      Lincoln County, Wyoming, PCR, Exxon Project, Ser. B,
               Rev., FRDO, 3.10%, 03/01/01                            $    2,000
     400      Uinta County, Wyoming, PCR, Chevron U.S.A. Inc.
               Project, Rev., FRDO, 3.05%, 03/01/01                          400
  14,700      Wyoming Community Development Authority,
               Housing, FLOATS, Ser. PT-195, Rev., FRDO, 4.45%,
               03/05/01                                                   14,700
   3,600      Wyoming Community Development Authority,
               Housing, Ser. 2, Rev., 3.75%, 06/01/01                      3,600
                                                                      ----------
                                                                          20,700
              ------------------------------------------------------------------
              Total Municipal Securities                               1,775,477
              (Cost $1,775,477)
--------------------------------------------------------------------------------
              Total Investments -- 100.0%                             $1,776,577
              (Cost $1,776,577)*
--------------------------------------------------------------------------------

                     See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan   New York Tax Free Money Market Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
 Shares      Issuer                                                        Value
--------------------------------------------------------------------------------
      Municipal Securities -- 99.9%
--------------------------------------------------------------------------------
             California -- 0.1%
$   300      Coronado, California, Community Development
              Agency, Coronado Community Development
              Project, Tax Allocation, ^, 6.30%, 09/01/01               $    309
  1,000      Oxnard, California, Industrial Development
              Financing Authority, IDR, Accurate Engineering
              Project, Rev., FRDO, 2.40%, 03/07/01                         1,000
                                                                        --------
                                                                           1,309
             Maryland -- 0.2%
  4,100      Maryland State, Stadium Authority, Sports Facilities
              Lease, Rev., FRDO, 3.25%, 03/07/01                           4,100

             New York -- 99.6%
 12,000      ABN AMRO Munitops, Certificates Trust, New York,
              Ser. 1999-13, FRDO, #, 3.13%, 03/07/01                      12,000
 11,530      Albany, New York, GO, BAN, 5.00%, 08/03/01                   11,546
    570      Albany, New York, IDA, IDR, Newkirk Productions
              Inc. Project, Ser. A, Rev., FRDO, 3.40%, 03/01/01              570
  6,182      Allegany-Limestone, New York, Central School
              District, GO, BAN, 3.50%, 02/06/02                           6,192
  2,500      Arcade, New York, GO, BAN, 5.00%, 09/13/01                    2,506
  1,125      Attica, New York, Central School District, GO, BAN,
              4.30%, 06/15/01                                              1,128
  8,000      Attica, New York, Central School District, GO, BAN,
              @, 5.00%, 04/18/01                                           8,005
  8,915      Attica, New York, Central School District, GO, BAN,
              5.00%, 06/15/01                                              8,923
  1,450      Babylon, New York, IDA, IDR, Edwin Berger/Lambro
              Industries, Rev., FRDO, 3.10%, 03/07/01                      1,450
  8,800      Babylon, New York, IDA, Resource Recovery, OFS
              Equity Babylon Project, Rev., FRDO, 3.10%, 03/01/01          8,800
  1,850      Bath, New York, Central School District, GO, 5.00%,
              06/15/01                                                     1,853
  3,000      Beekmantown, New York, Central School District,
              GO, BAN, 5.00%, 06/29/01                                     3,004
  2,000      Bethpage, New York, Union Free School District,
              GO, BAN, 3.75%, 09/13/01                                     2,003
  6,000      Board of Cooperative Educational Services,
              New York, Sole Supervisory District, GO, RAN,
              5.00%, 06/27/01                                              6,007
  9,620      Board of Cooperative Educational Services,
              New York, Sole Supervisory District, GO, RAN,
              @, 5.00%, 06/29/01                                           9,628
  4,000      Board of Cooperative Educational Services,
              New York, Sole Supervisory District, GO, RAN,
              @, 5.25%, 06/22/01                                           4,005
  9,950      Board of Cooperative Educational Services,
              New York, Sole Supervisory District, Rev.,
              RAN, 4.50%, 12/28/01                                         9,978
  7,500      Board of Cooperative Educational Services,
              New York, Sole Supervisory District, Ser. A, GO,
              RAN, 5.00%, 06/22/01                                         7,507
  3,300      Brentwood, New York, Union Free School District,
              GO, TAN, 5.00%, 06/29/01                                     3,307

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$    795      Brockport, New York, Central School District, GO,
               5.40%, 06/15/01                                         $     797
   2,771      Brookhaven, New York, IDA, IDR, Waverly
               Association LLC, Rev., FRDO, 3.60%, 03/01/01                2,771
   1,000      Broome County, New York, GO, BAN, 4.75%, 04/03/01            1,001
     700      Broome County, New York, IDA, IDR, Binghamton
               Realty Project, Rev., FRDO, 3.00%, 03/07/01                   700
   3,075      Camden, New York, Central School District, GO,
               RAN, 5.00%, 06/29/01                                        3,079
   3,544      Carthage, New York, Central School District, GO,
               RAN,5.00%, 06/22/01                                         3,547
   2,670      Chautauqua County, New York, GO, BAN, ^, 4.50%,
               03/06/01                                                    2,670
   9,400      Chautauqua Lake, New York, Central School District,
               GO, BAN, @, 4.50%, 03/15/01                                 9,401
   9,000      Chemung County, New York, GO, RAN, 4.75%,
               05/15/01                                                    9,007
   1,525      Chittenango, New York, Central School District,
               GO, RAN, @, 5.00%, 06/29/01                                 1,527
   5,000      Cortland, New York, City School District, GO, RAN,
               5.00%, 06/29/01                                             5,007
   2,900      Dutchess County, New York, IDA, Civic Facility, Marist
               College, Ser. A, Rev., FRDO, 3.40%, 03/01/01                2,900
   2,450      Dutchess County, New York, IDA, IDR, Laerdal
               Medical Corp. Project, Rev., FRDO, 3.25%, 03/07/01          2,450
   5,990      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 3.49%, 03/01/01                5,990
  10,000      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3203, Class A, FRDO, #, 3.49%, 03/01/01            10,000
   8,805      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3205, Class A, FRDO, #, 3.49%, 03/01/01             8,805
   9,910      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3208, Class A, FRDO, #, 3.49%, 03/01/01             9,910
  20,880      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 95-3202, Class A, FRDO, #, 3.49%, 03/01/01            20,880
  18,900      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 95-3203, Class A, FRDO, #, 3.49%, 03/01/01            18,900
  12,155      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96-3207, Class A, FRDO, #, 3.49%, 03/01/01            12,155
  11,000      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3203, Class A, FRDO, #, 3.49%, 03/01/01           11,000
  14,850      Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3208, Class A, FRDO, #, 3.49%, 03/01/01           14,850
   4,000      East Greenbush, New York, Ser. D, GO, BAN, 4.63%,
               09/26/01                                                    4,004
   8,200      Eastern Suffolk, New York, Board of Cooperative
               Educational Services District, GO, RAN, @, 5.00%,
               06/28/01                                                    8,209
     650      Elba, New York, Central School District, GO, 5.50%,
               06/15/01                                                      651
   4,000      Elmira City, New York, School District, Ser. A, GO,
               BAN, 5.00%, 06/27/01                                        4,007
   2,700      Erie County, New York, Water Authority, Ser. A,
               Rev., FRDO, 2.80%, 03/07/01                                 2,700

                       See notes to financial statements.

                                    JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  1,400      Erie County, New York, Water Authority, Ser. B,
               Rev., FRDO, 2.80%, 03/07/01                             $   1,400
   6,956      Gananda, New York, Central School District, GO,
               BAN, 4.75%, 12/20/01                                        6,971
     530      Glens Falls, New York, IDA, IDR, Broad Street
               Center Project, Rev., FRDO, 2.95%, 03/07/01                   530
   1,955      Glenville, New York, GO, BAN, 5.00%, 07/13/01                1,958
   9,700      Gorham-Middlesex, New York, Central School
               District, GO, BAN, 3.25%, 01/25/02                          9,727
     713      Goshen, New York, Central School District, GO, +,
               4.00%, 06/15/01                                               714
   4,010      Great Neck North, New York, Water Authority,
               Water System, Ser. A, Rev., FRDO, 2.90%, 03/07/01           4,010
   1,100      Guilderland, New York, IDA, IDR, Northeastern
               Industrial Park, Ser. A, Rev., FRDO, 3.00%, 03/07/01        1,100
   2,000      Hempstead, New York, Union Free School District,
               GO, RAN, 4.75%, 06/15/01                                    2,002
   2,000      Hempstead, New York, Union Free School District,
               GO, TAN, @, 5.25%, 06/28/01                                 2,004
   6,435      Highland Falls-FT Montgomery, New York, Central
               School District, GO, BAN, 4.75%, 07/16/01                   6,441
   3,550      Hilton, New York, Central School District, GO, RAN,
               5.00%, 04/26/01                                             3,552
   4,748      Honeoye, New York, Central School District, GO,
               BAN, 4.50%, 12/28/01                                        4,760
   1,890      Ilion, New York, Central School District, GO, BAN,
               5.00%, 03/29/01                                             1,891
   3,256      Ilion, New York, Central School District, GO, RAN,
               5.00%, 06/29/01                                             3,261
   2,000      Islip, New York, IDA, Brentwood Distribution Co.
               Facility, Rev., FRDO, 3.50%, 03/01/01                       2,000
   8,000      Lakeland, New York, Central School District,
               Shrub Oak, Ser. A, GO, BAN, 4.75%, 11/21/01                 8,021
   5,060      Lisbon, New York, Central School District, GO, BAN,
               4.75%, 04/27/01                                             5,062
  10,000      Livonia, New York, Central School District, GO, BAN,
               5.00%, 06/19/01                                            10,018
   8,780      Long Island Power Authority, New York, Electric
               Systems, Floating Rate Receipts, Ser. SG-125, Rev.,
               FRDO, 3.40%, 03/01/01                                       8,780
  40,000      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 2, Rev., FRDO, 2.95%, 03/07/01          40,001
  12,500      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 3, Rev., FRDO, 3.38%, 04/09/01          12,500
   8,300      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 3, Rev., FRDO, 3.40%, 04/02/01           8,300
  13,900      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 3, Rev., FRDO, 3.60%, 03/07/01          13,900
  16,000      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 3, Rev., FRDO, 4.15%, 04/09/01          16,000
   8,900      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 7, Sub. Ser. 7-B, Rev., FRDO,
               2.95%, 03/07/01                                             8,900

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$ 11,000      Long Island Power Authority, New York, Electric
               Systems, Sub. Ser. 7-B, Rev., FRDO, 3.30%, 03/08/01    $   11,000
   8,110      Longwood Central School District, Suffolk County,
               New York, GO, TAN, @, 5.00%, 06/29/01                       8,119
   4,418      Mayfield, New York, Central School District, GO,
               BAN, 4.75%, 06/28/01                                        4,422
   3,985      Metropolitan Transportation Authority, New York,
               Commuter Facilities, Municipal Securities Trust
               Receipts, Ser. SGA-82, Rev., FRDO, 3.12%, 03/07/01          3,985
   6,815      Metropolitan Transportation Authority, New York,
               Dedicated Tax Fund, FLOATS, Ser. PA-683, Rev.,
               FRDO, 3.37%, 03/01/01                                       6,815
   9,425      Metropolitan Transportation Authority, New York,
               Dedicated Tax Fund, Municipal Securities Trust
               Receipts, Ser. SGA-81, Rev., FRDO, 3.12%, 03/07/01          9,425
  18,500      Metropolitan Transportation Authority, New York,
               Transportation Facilities, Rev., 3.30%, 05/29/01           18,500
  27,400      Metropolitan Transportation Authority, New York,
               Transportation Facilities, Special Obligation,
               Ser. CP-1, Rev., BAN, 2.75%, 04/05/01                      27,400
   4,400      Mexico, New York, Central School District, GO, RAN,
               5.00%, 06/21/01                                             4,404
   6,000      Mineola, New York, Union Free School District, GO,
               TAN, 4.75%, 06/29/01                                        6,027
  10,000      Monroe County, New York, IDA, Civic Facilities,
               St. Anns Home For Aged Project, Rev., FRDO,
               3.00%, 03/07/01                                            10,000
   1,500      Monroe County, New York, IDA, Public
               Improvements, Canal Ponds Park, Ser. D, Rev.,
               FRDO, 2.95%, 03/07/01                                       1,500
   4,000      Mount Vernon, New York, City School District,
               GO, TAN, 5.00%, 08/30/01                                    4,010
  10,335      Municipal Securities Trust Certificates, Ser. 2000-109,
               Class A, Rev., FRDO, 3.20%, 03/01/01                       10,335
   6,485      Municipal Securities Trust Certificates, Ser. 2000-89,
               Class A, Rev., FRDO, 3.20%, 03/01/01                        6,485
  17,500      Nassau County, New York, Interim Finance Authority,
               Municipal Securities Trust Receipts, Ser. SGA-108,
               FRDO, 3.20%, 03/07/01                                      17,500
   3,755      New York City, New York, FLOATS, Ser. PA-148, FRDO,
               3.52%, 03/01/01                                             3,755
  36,000      New York City, New York, FLOATS, Ser. PT-1038, GO,
               FRDO, 3.40%, 03/01/01                                      36,000
   9,245      New York City, New York, FLOATS, Ser. PT-405, GO,
               FRDO, 3.40%, 03/01/01                                       9,245
   4,730      New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. B, Rev., FRDO, 2.95%, 03/07/01         4,730
   6,160      New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. E, Rev., FRDO                          6,160
  17,255      New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. F, Rev., FRDO, 2.95%, 03/07/01        17,255
   6,100      New York City, New York, Housing Development
               Corp., Multi-Family Housing, 55 Pierrepont
               Development, Ser. A, Rev., FRDO, 2.95%, 03/07/01            6,100

                       See notes to financial statements.

                                    JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount     Issuer                                                        Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
             New York -- Continued
$16,370      New York City, New York, Housing Development
              Corp., Multi-Family Housing, Columbus
              Apartments, Ser. A, Rev., FRDO, 2.95%, 03/07/01           $ 16,370
  8,300      New York City, New York, Housing Development
              Corp., Multi-Family Housing, James Tower
              Development, Ser. A, Rev., FRDO, 2.85%, 03/07/01             8,300
  6,700      New York City, New York, Housing Development
              Corp., Multi-Family Housing, Marmion Avenue
              Project, Ser. A, Rev., FRDO, 3.00%, 03/07/01                 6,700
  9,000      New York City, New York, Housing Development
              Corp., Multi-Family Housing, Ogden Avenue
              Project, Ser. A, Rev., FRDO, 3.00%, 03/07/01                 9,000
  1,300      New York City, New York, Housing Development
              Corp., Multi-Family Housing, Sullivan Street
              Project, Ser. A, Rev., FRDO, 3.00%, 03/07/01                 1,300
  3,400      New York City, New York, Housing Development
              Corp., Multi-Family Rental Housing,
              100 Jane Street Development, Ser. A, Rev.,
              FRDO, 3.00%, 03/07/01                                        3,400
 19,100      New York City, New York, Housing Development
              Corp., Multi-Family Rental Housing, Brittany
              Development, Ser. A, Rev., FRDO, 3.00%, 03/07/01            19,100
 13,700      New York City, New York, Housing Development
              Corp., Multi-Family Rental Housing, Carnegie Park,
              Ser. A, Rev., FRDO, 2.95%, 03/07/01                         13,700
 27,000      New York City, New York, Housing Development
              Corp., Multi-Family Rental Housing, Monterey,
              Ser. A, Rev., FRDO, 2.95%, 03/07/01                         27,000
  5,600      New York City, New York, Housing Development
              Corp., Multi-Family Rental Housing, Tribeca Tower,
              Ser. A, Rev., FRDO, 3.00%, 03/07/01                          5,600
  2,250      New York City, New York, IDA, Civic Facilities,
              Columbia Grammar & Prep School, Rev., FRDO,
              3.35%, 03/01/01                                              2,250
  7,500      New York City, New York, IDA, Civic Facilities,
              Municipal Securities Trust Receipts, Ser. SGA-110,
              Rev., FRDO, 3.12%, 03/07/01                                  7,500
  3,000      New York City, New York, IDA, Civic Facility,
              Calhoun School Inc. Project, Rev., FRDO, 3.40%,
              03/01/01                                                     3,000
  3,400      New York City, New York, IDA, IDR, DXB
              Videotape Inc. Project, Rev., FRDO, 3.15%,
              03/07/01                                                     3,400
    450      New York City, New York, IDA, IDR, Rev., FRDO,
              3.05%, 03/07/01                                                450
 12,000      New York City, New York, IDA, Solid Waste
              Facilities, U.S.A. Waste Services, New York City
              Project, Rev., FRDO, 3.40%, 03/01/01                        12,000
  5,900      New York City, New York, IDA, Special Facilities,
              Korean Airlines Co., Ser. C, Rev., FRDO, 3.00%,
              03/07/01                                                     5,900
  1,300      New York City, New York, Municipal Securities
              Trust Receipts, Ser. SG-109, GO, FRDO, 3.40%,
              03/01/01                                                     1,300

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount     Issuer                                                        Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
             New York -- Continued
$   800      New York City, New York, Municipal Securities
              Trust Receipts, Ser. SGB-33, GO, FRDO, 3.49%,
              03/01/01                                                  $    800
 12,865      New York City, New York, Municipal Securities
              Trust Receipts, Ser. SGB-36, GO, FRDO, 3.40%,
              03/01/01                                                    12,865
  1,500      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, FLOATS,
              Ser. PA-454, Rev., FRDO, 3.37%, 03/01/01                     1,500
  3,000      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, FLOATS,
              Ser. PT-1032, Rev., FRDO, 4.60%, 03/01/01                    3,000
  9,685      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. SGA-12, Rev., FRDO,
              3.12%, 03/07/01                                              9,685
  7,255      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. SGA-13, Rev., FRDO,
              3.12%, 03/07/01                                              7,255
  2,390      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. SGB-25, Rev., FRDO,
              3.49%, 03/01/01                                              2,390
 18,200      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. SGB-26, Rev., FRDO,
              3.49%, 03/01/01                                             18,200
  3,700      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Municipal
              Securities Trust Receipts, Ser. SGB-27, Rev., FRDO,
              3.49%, 03/01/01                                              3,700
  4,000      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Rev., 2.25%,
              03/07/01                                                     4,000
 15,960      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Ser. 11, Rev.,
              FRDO, 3.10%, 03/07/01                                       15,960
  2,270      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Ser. A, Rev., ^,
              7.00%, 06/15/01                                              2,308
 24,600      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Ser. A, Rev.,
              FRDO, 2.95%, 03/01/01                                       24,600
  7,700      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Ser. C, Rev.,
              FRDO, 2.95%, 03/01/01                                        7,700
 12,400      New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems, Ser. G, Rev.,
              FRDO, 3.00%, 03/01/01                                       12,400
  5,000      New York City, New York, Ser. A, GO, RAN, 5.00%,
              04/12/01                                                     5,004

                       See notes to financial statements.

                                    JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  6,700      New York City, New York, Ser. B, Sub. Ser B-2,
               GO, FRDO, 2.95%, 03/01/01                               $   6,700
   6,100      New York City, New York, Ser. B, Sub. Ser. B-4,
               GO, FRDO, 2.95%, 03/01/01                                   6,100
   5,300      New York City, New York, Ser. B, Sub. Ser. B-6,
               GO, FRDO, 3.05%, 03/01/01                                   5,300
   5,285      New York City, New York, Ser. B, Sub. Ser. B-8,
               GO, FRDO, 2.95%, 03/07/01                                   5,285
   1,600      New York City, New York, Ser. B-2, Sub. Ser. B-5,
               GO, FRDO, 3.05%, 03/01/01                                   1,600
   2,095      New York City, New York, Ser. F-4, GO, FRDO,
               2.95%,03/07/01                                              2,095
  12,100      New York City, New York, Ser. F-5, GO, FRDO,
               2.95%,03/07/01                                             12,100
   7,300      New York City, New York, Sub. Ser. A-5, GO,
               FRDO, 2.95%, 03/01/01                                       7,300
   3,300      New York City, New York, Sub. Ser. E-4, GO,
               FRDO, 3.00%, 03/01/01                                       3,300
   4,900      New York City, New York, Transit Authority,
               Metropolitan Transportation Authority,
               Triborough, Floating Rate Trust Receipts,
               Ser. PMD-10, COP, FRDO, 3.47%, 03/01/01                     4,900
   1,600      New York City, New York, Transitional Finance
               Authority, Floating Rate Trust Receipts, Ser. 95,
               Rev., FRDO, 3.47%, 03/01/01                                 1,600
   6,000      New York City, New York, Transitional Finance
               Authority, Floating Rate Trusts Receipts,
               Ser. L-3, Regulation D, Rev., FRDO, 3.30%, 03/06/01         6,000
  29,900      New York City, New York, Transitional Finance
               Authority, Floating Rate Trusts Receipts, Ser. N-4,
               Regulation D, Rev., FRDO, 3.30%, 03/06/01                  29,900
   9,610      New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A, Rev.,
               FRDO, 2.90%, 03/07/0                                        9,610
   1,940      New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A-1, Rev.,
               FRDO, 2.90%, 03/07/01                                       1,940
  44,300      New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. A-2, Rev.,
               FRDO, 2.95%, 03/07/01                                      44,300
   3,000      New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. C, Rev.,
               FRDO, 3.05%, 03/01/01                                       3,000
   2,250      New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Sub. Ser. B-2,
               Rev., FRDO, 3.05%, 03/01/01                                 2,250
   2,710      New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Sub. Ser. B-3,
               Rev., FRDO, 2.90%, 03/07/01                                 2,710
   7,400      New York City, New York, Trust Cultural
               Resources, American Museum of Natural
               History, Ser. B, Rev., FRDO, 2.80%, 03/07/01                7,400
   2,672      New York City, New York, Trust Cultural Resources,
               Carnegie Hall, Rev., FRDO, 3.00%, 03/07/01                  2,672

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
 Amount       Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  1,600      New York City, New York, Trust Cultural Resources,
               Ser. 162, Rev., FRDO, 3.47%, 03/01/01                   $   1,600
   8,865      New York State, Commissioner of General Services
               Executive Department, +, COP, 4.00%, 03/01/02               8,920
   3,400      New York State, Dorm Authority, Beaverwyck Inc.,
               Rev., FRDO, 2.90%, 03/07/01                                 3,400
  12,400      New York State, Dorm Authority, Columbia
               University, Ser. A, Rev., FRDO, 3.70%, 03/01/01            12,400
   9,645      New York State, Dorm Authority, FLOATS,
               Ser. PA-409, Rev., FRDO, 3.37%, 03/01/01                    9,645
  13,870      New York State, Dorm Authority, FLOATS,
               Ser. PA-419, Rev., FRDO, 3.37%, 03/01/01                   13,870
   3,545      New York State, Dorm Authority, FLOATS,
               Ser. PA-449, Rev., FRDO, 3.37%, 03/01/01                    3,545
   9,340      New York State, Dorm Authority, FLOATS,
               Ser. PA-541, Rev., FRDO, 3.37%, 03/01/01                    9,340
   3,000      New York State, Dorm Authority, FLOATS,
               Ser. PA-640, Rev., FRDO, 3.37%, 03/01/01                    3,000
     990      New York State, Dorm Authority, FLOATS,
               Ser. PT-130, Rev., FRDO, 3.37%, 03/01/01                      990
   2,900      New York State, Dorm Authority, FLOATS,
               Ser. PT-1067, Rev., FRDO, 3.37%, 03/01/01                   2,900
   5,770      New York State, Dorm Authority, New York
               Public Library, Ser. A, Rev., FRDO, 2.95%, 03/07/01         5,770
   3,100      New York State, Dorm Authority, New York
               Public Library, Ser. B, Rev., FRDO, 2.95%, 03/07/01         3,100
   8,345      New York State, Energy Research & Development
               Authority, Facilities, FLOATS, Ser. PA-411,
               Rev., FRDO, 3.37%, 03/01/01                                 8,345
   5,000      New York State, Energy Research & Development
               Authority, PCR, Annual Tender, New York
               State Electric & Gas, Rev., FRDO, 4.20%, 03/15/01           5,000
   6,600      New York State, Energy Research & Development
               Authority, PCR, New York Electric & Gas,
               Ser. D. Rev., FRDO, 3.05%, 03/01/01                         6,600
   7,760      New York State, Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.
               Project, Ser. A, Rev., FRDO, 2.95%, 03/01/01                7,760
  22,900      New York State, Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.
               Project, Ser. A, Rev., FRDO, 3.25%, 03/01/01               22,900
   6,800      New York State, Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.
               Project, Ser. C, Rev., FRDO, 3.00%, 03/01/01                6,800
  18,600      New York State, Energy Research & Development
               Authority, PCR, Orange & Rockland Utilities
               Project, Ser. A, Rev., FRDO, 2.80%, 03/07/01               18,600
   3,500      New York State, Energy Research & Development
               Authority, PCR, Rochester Gas & Electric Corp.,
               Ser. B, Rev., FRDO, 2.90%, 03/07/01                         3,500
   1,300      New York State, Energy Research & Development
               Authority, PCR, Rochester Gas & Electric Corp.,
               Ser. C, Rev., FRDO, 2.80%, 03/07/01                         1,300

                       See notes to financial statements.

                                    JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  1,200      New York State, Environmental Facilities Corp.,
               OFS Equity Huntington Project, Rev., FRDO,
               3.05%, 03/01/01                                         $   1,200
   3,675      New York State, Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. E, Rev., ^,
               6.88%, 06/15/01                                             3,773
  37,050      New York State, Housing Finance Agency,
               101 West End Ave. Housing, Ser. A, Rev., FRDO,
               3.00%, 03/07/0                                             37,050
  26,000      New York State, Housing Finance Agency,
               150 East 44th Street Housing, Ser. A, Rev.,
               FRDO, 3.00%, 03/07/01                                      26,000
   5,100      New York State, Housing Finance Agency,
               345 East 94th Street Housing, Ser. A, Rev.,
               FRDO, 2.90%, 03/07/01                                       5,100
   1,850      New York State, Housing Finance Agency,
               363 West 30th Street Housing, Ser. A, Rev.,
               FRDO, 3.00%, 03/07/01                                       1,850
   2,495      New York State, Housing Finance Agency, FLOATS,
               Ser. PA-143, Rev., FRDO, 3.49%, 03/01/01                    2,495
   8,820      New York State, Housing Finance Agency, FLOATS,
               Ser. PA-423, Rev., FRDO, 3.51%, 03/01/01                    8,820
   1,000      New York State, Housing Finance Agency,
               Multi-Family Housing, Liberty View, Ser. A,
               Rev., FRDO, 2.95%, 03/07/01                                 1,000
   1,600      New York State, Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               3.00%, 03/07/01                                             1,600
   3,300      New York State, Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO,
               3.20%, 03/07/01                                             3,300
  19,000      New York State, Housing Finance Agency,
               Normandie Court I Project, Rev., FRDO,
               2.85%, 03/07/01                                            19,000
   5,100      New York State, Housing Finance Agency,
               Residential, Ser. A, Rev., FRDO, 3.20%, 03/07/01            5,100
  28,500      New York State, Housing Finance Agency, Saxony
               Housing, Rev., FRDO, 3.00%, 03/07/01                       28,500
  23,000      New York State, Housing Finance Agency,
               Ser. A, Rev., FRDO, 3.00%, 03/07/01                        23,000
   2,000      New York State, Housing Finance Agency, Service
               Contract Obligation, Ser. A, Rev., FRDO,
               2.90%, 03/07/01                                             2,000
  10,000      New York State, Housing Finance Agency,
               Theatre Row Tower, Ser. A, Rev., FRDO,
               3.00%, 03/07/01                                            10,000
  21,900      New York State, Housing Finance Agency,
               Tribeca, Ser. A, Rev., FRDO, 3.00%, 03/07/01               21,900
   5,000      New York State, Housing Finance Agency,
               Worth Street, Housing, Ser. A, Rev., FRDO,
               3.20%, 03/07/01                                             5,000
   6,620      New York State, Job Development Authority,
               Ser. A-1 through A-42, Rev., FRDO,
               3.10%, 03/01/01                                             6,620

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  8,330      New York State, Job Development Authority,
               Ser. B-1 through B-21, Rev., FRDO, 3.10%,
               03/01/01                                               $    8,330
   5,800      New York State, Local Government Assistance
               Corp., Floating Rate Receipts, Ser. SG-99,
               Rev., FRDO, 3.37%, 03/01/01                                 5,800
  14,925      New York State, Local Government Assistance
               Corp., FLOATS, Ser. PT-410, Rev., FRDO, 3.37%,
               03/01/01                                                   14,925
  20,000      New York State, Local Government Assistance
               Corp., FLOATS, Ser. PT-1040, Rev., FRDO,
               3.37%, 03/01/01                                            20,000
   5,900      New York State, Local Government Assistance
               Corp., Municipal Securities Trust Receipts,
               Ser. SGA-59, Rev., FRDO, 3.20%, 03/01/01                    5,900
  12,085      New York State, Local Government Assistance
               Corp., Ser. A, Rev., ^, 7.25%, 04/01/01                    12,356
  24,275      New York State, Local Government Assistance
               Corp., Ser. A, Rev., FRDO, 2.90%, 03/07/01                 24,275
   1,030      New York State, Local Government Assistance
               Corp., Ser. B, Rev., ^, 7.13%, 04/01/01                     1,053
   4,240      New York State, Local Government Assistance
               Corp., Ser. B, Rev., ^, 7.25%, 04/01/01                     4,335
   7,900      New York State, Local Government Assistance
               Corp., Ser. B, Rev., ^, 7.50%, 04/01/01                     8,079
   8,400      New York State, Local Government Assistance
               Corp., Ser. B, Rev., FRDO, 2.90%, 03/07/01                  8,400
   3,800      New York State, Local Government Assistance
               Corp., Ser. C, Rev., FRDO, 2.85%, 03/07/01                  3,800
   3,300      New York State, Local Government Assistance
               Corp., Ser. D, Rev., FRDO, 2.85%, 03/07/01                  3,300
  15,500      New York State, Local Government Assistance
               Corp., Ser. F, Rev., FRDO, 2.90%, 03/07/01                 15,500
   2,000      New York State, Local Government Assistance
               Corp., Ser. G, Rev., FRDO, 2.75%, 03/07/01                  2,000
  12,125      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-72, Rev., FRDO, 3.37%,
               03/01/01                                                   12,125
   3,640      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-82, Rev., FRDO, 3.51%,
               03/01/01                                                    3,644
   9,700      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-113, Rev., FRDO, 3.37%,
               03/01/01                                                    9,700
   4,420      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PA-408, Rev., FRDO, 3.37%,
               03/01/01                                                    4,420
   6,765      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-17, Rev., FRDO,
               3.37%, 03/01/01                                             6,765
   8,425      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-100, Rev., FRDO,
               3.37%, 03/01/01                                             8,425

                       See notes to financial statements.

                                    JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  4,765      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-109, Rev., FRDO,
               3.37%, 03/01/01                                          $  4,765
   8,355      New York State, Medical Care Facilities, Finance
               Agency, FLOATS, Ser. PT-145A, Rev., FRDO,
               3.37%, 03/01/01                                             8,355
   2,500      New York State, Mortgage Agency, FLOATS,
               Ser. PA-628, Rev., FRDO, 3.40%, 03/01/01                    2,500
  11,165      New York State, Mortgage Agency, FLOATS,
               Ser. PA-657, Rev., FRDO, 3.37%, 03/01/01                   11,165
   3,230      New York State, Mortgage Agency, FLOATS,
               Ser. PT-217, Rev., FRDO, 3.40%, 03/01/01                    3,230
   4,720      New York State, Mortgage Agency, FLOATS,
               Ser. PT-260, Rev., FRDO, 4.45%, 03/07/01                    4,720
   8,165      New York State, Mortgage Agency, FLOATS,
               Ser. PT-322, Rev., FRDO, 4.30%, 03/01/01                    8,165
   6,110      New York State, Mortgage Agency, FLOATS,
               Ser. PT-1190, Rev., FRDO, 3.37%, 03/01/01                   6,110
     810      New York State, Mortgage Agency, Homeowner
               Mortgage, Ser. 91, Rev., 4.15%, 04/01/01                      810
     210      New York State, Mortgage Agency, Homeowner
               Mortgage, Ser. 93, Rev., 4.15%, 04/01/01                      210
   7,000      New York State, Ser. A, GO, FRDO, 3.20%, 03/07/01            7,000
  52,405      New York State, Thruway Authority, Floating Rate
               Receipts, Ser. SGA-119, FRDO, 3.25%, 03/01/01              52,406
  11,415      New York State, Thruway Authority, FLOATS,
               Ser. PA-532, Rev., FRDO, 3.37%, 03/01/01                   11,415
   1,030      New York State, Thruway Authority, Municipal
               Securities Trust Receipts, Ser. SGA-66, Rev.,
               FRDO, 3.12%, 03/07/01                                       1,030
   1,300      New York State, Thruway Authority, Rev., FRDO,
               3.00%, 03/01/01                                             1,300
   1,000      Niagara County, New York, IDA, Solid Waste
               Disposal, American Refunding, Fuel Co.,
               Ser. A, Rev., FRDO, 2.95%, 03/07/01                         1,000
   1,000      Niagara County, New York, IDA, Solid Waste
               Disposal, American Refunding, Fuel Co.,
               Ser. B, Rev., FRDO, 3.05%, 03/07/01                         1,000
   4,995      Niagara Falls, New York, Bridge Commission,
               FLOATS, Ser. PA-530, Rev., FRDO, 3.37%, 03/01/01            4,995
  10,300      Niagara Falls, New York, Bridge Commission,
                Ser. A, Rev., FRDO, 2.80%, 03/07/01                       10,300
   7,000      North Babylon, New York, Union Free School
               District, GO, TAN, @, 5.00%, 06/28/01                       7,007
   7,017      North Hempstead, New York, GO, BAN,
               5.00%, 07/26/01                                             7,031
   4,000      Northern Adironadack Central School District,
               Ellenburg, New York, GO, BAN, 5.00%, 07/06/01               4,005
   5,000      Ogdensburg, New York, Enlarged City School
               District, GO, RAN, 5.00%, 06/29/01                          5,005
   4,500      Oneonta, New York, City School District,
               GO, RAN, 5.00%, 06/15/01                                    4,503

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount     Issuer                                                        Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
             New York -- Continued
$10,000      Onondaga County, New York, IDA, Solid Waste
              Disposal Facilities, Solvay Paperboard Project,
              Ser. A, FRDO, 4.25%, 12/06/01                            $  10,000
  8,000      Oyster Bay, New York, Ser. A, BAN, 3.75%, 01/25/02            8,019
  1,780      Panama, New York, Central School District, GO,
              BAN, 5.00%, 08/15/01                                         1,783
  8,000      Phelps-Clifton Springs, New York, Central School
              District, GO, BAN, 4.60%, 12/19/01                           8,005
  3,405      Port Authority of New York & New Jersey, FLOATS,
              Ser. PA-518, Rev., FRDO, 3.32%, 03/01/01                     3,405
  1,305      Port Jervis, New York, IDA, The Future Home
              Tech Inc., Rev., FRDO, 3.25%, 03/07/01                       1,305
  2,455      Pulaski, New York, Central School District, GO,
              RAN, 5.00%, 06/29/01                                         2,458
 12,658      Riverhead, New York, Central School District,
              4th Ser., GO, BAN, @, 4.50%, 10/02/01                       12,667
  2,900      Riverhead, New York, Central School District,
              GO, BAN, 5.00%, 10/02/01                                     2,908
  5,025      Riverhead, New York, Central School District,
              GO, TAN, 5.00%, 06/22/01                                     5,029
  5,000      Rochester, New York, GO, BAN, @, 4.75%, 03/07/01              5,000
    725      Rockland County, New York, IDA, IDR, X Products
              Corp. Project, Rev., FRDO, 3.50%, 03/01/01                     725
  2,120      Rockland County, New York, IDA, Shock Technical
              Inc. Project, Rev., FRDO, 3.25%, 03/07/01                    2,120
 10,000      Rome, New York, City School District, GO, RAN,
              @, 5.00%, 06/29/01                                          10,007
 10,958      Rondout Valley Central School District, Accord,
              New York, GO, BAN, 4.75%, 03/15/01                          10,959
  4,635      Roosevelt, New York, Union Free School District,
              GO, TAN, 5.25%, 06/28/01                                     4,637
 12,215      Schenectady, New York, City School District,
              GO, RAN, @, 5.50%, 06/29/01                                 12,225
  3,450      Sidney, New York, Central School District, GO,
              BAN, 4.75%, 06/29/01                                         3,453
    852      Sodus, New York, Central School District, GO, 4.40%,
              06/15/01                                                       853
  4,500      South Colonie, New York, Central School District, GO,
              RAN, 5.00%, 06/29/01                                         4,506
  2,500      South Country Central School District, Brookhaven,
              New York, GO, TAN, 5.00%, 06/26/01                           2,503
  3,954      South Jefferson, New York, Central School District,
              GO, RAN, 5.00%, 06/20/01                                     3,957
  2,000      Southeast, New York, IDA, IDR, Unilock New York Inc.
              Project, Rev., FRDO, 3.30%, 03/07/01                         2,000
  2,700      St. Lawrence County, New York, IDA, PCR, Reynolds
              Metals, Rev., FRDO, 2.95%, 03/01/01                          2,700
  9,800      Steuben-Allegany Counties, New York, Board of
              Cooperative Educational Services, Sole Supervisory,
              GO, RAN, @, 4.65%, 06/29/01                                  9,806
  3,207      Stillwater, New York, Central School District, GO,
              BAN, 5.00%, 06/18/01                                         3,213

                       See notes to financial statements.

                                    JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  4,000      Suffolk County, New York, IDA, Civic Facilities,
               Guide Dog Foundation Inc., Rev., FRDO,
               3.40%, 03/01/01                                         $   4,000
   2,700      Suffolk County, New York, Water Authority,
               Rev., FRDO, BAN, 2.90%, 03/07/01                            2,700
     900      Tompkins-Seneca-Tioga, New York, Board of
               Cooperative Educational Services, Sole
               Supervisory District, GO, RAN, 4.25%, 06/29/01                901
   5,300      Tompkins-Seneca-Tioga, New York, Board of
               Cooperative Educational Services, Sole
               Supervisory District, GO, RAN, 4.38%, 06/29/01              5,305
   6,400      Tompkins-Seneca-Tioga, New York, Board of
               Cooperative Educational Services, Sole
               Supervisory District, GO, RAN, @, 5.00%, 06/29/01           6,406
  55,100      Triborough Bridge & Tunnel Authority, New York,
               Floating Rate Trust Receipts, Ser. N-15,
               Regulation D, Rev., FRDO, 3.10%, 03/07/01                  55,101
   4,115      Triborough Bridge & Tunnel Authority, New York,
               FLOATS, Ser. PA-200, Rev., FRDO, 3.37%, 03/01/01            4,115
   4,995      Triborough Bridge & Tunnel Authority, New York,
               FLOATS, Ser. PA-665, Rev., FRDO, 3.40%, 03/01/01            4,995
   4,200      Triborough Bridge & Tunnel Authority, New York,
               FLOATS, Ser. SG-41, Rev., FRDO, 3.37%, 03/01/01             4,200
  33,980      Triborough Bridge & Tunnel Authority, New York,
               General Purpose, Ser. C, Rev., FRDO,
               3.15%, 03/01/01                                            33,980
  10,000      Triborough Bridge & Tunnel Authority, New York,
               Special Obligation, Ser. B, Rev., FRDO,
               3.00%, 03/07/01                                            10,000
  15,100      Triborough Bridge & Tunnel Authority, New York,
               Special Obligation, Ser. C, Rev., FRDO,
               2.80%, 03/07/01                                            15,100
  21,100      Triborough Bridge & Tunnel Authority, New York,
               Special Obligation, Ser. D, Rev., FRDO,
               2.80%, 03/07/01                                            21,100
   4,050      Tully, New York, Central School District, GO, RAN,
               5.00%, 06/29/01                                             4,056
   5,000      Utica, New York, City School District, GO, RAN,
               5.00%, 06/26/01                                             5,005
   2,663      Utica, New York, City School District, Ser. A, GO,
               BAN, 3.75%, 02/15/02                                        2,669
   6,000      VRDC/IVRC Trust, Tax Exempt, Ser. 93-C, Rev.,
               FRDO, #, 3.15%, 03/07/01                                    6,000
   2,500      Wayandanch, New York, Union, Free School
               District, GO, TAN, 4.90%, 06/28/01                          2,504
   3,878      Wayland-Cohocton, New York, Central School
               District, GO, BAN, 3.25%, 01/25/02                          3,889
   4,050      Westchester County, New York, IDA, Civic
               Facility, Northern Westchester Hospital, Rev.,
               FRDO, 3.00%, 03/07/01                                       4,050
   5,000      William Floyd, Union Free School District,
               Mastics-Moricher-Shirley, GO, BAN, 3.63%,
               06/22/01                                                    5,003

                       See notes to financial statements.

JPMorgan New York Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                       Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
              New York -- Continued
$  8,000      Yonkers, New York, IDA, Civic Facility, Sarah
               Lawrence College Project, Rev., FRDO,
               2.90%, 03/07/01                                        $    8,000
                                                                      ----------
                                                                       2,213,078
              ------------------------------------------------------------------
              Total Investments -- 99.9%                              $2,218,487
              (Cost $2,218,487)*
              ------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan California Tax Free Money Market Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount    Issuer                                                         Value
--------------------------------------------------------------------------------
      Municipal Securities -- 100.0%
--------------------------------------------------------------------------------
            California -- 82.8%
$3,190      Alameda County, California, Multi-Family Housing,
             Quail, Ser. A, Rev., FRDO, 1.85%, 03/07/01                 $  3,190
   800      Alameda-Contra Costa, California, School Financing
             Authority, Capital Improvements Financing Projects,
             Ser. I, COP, FRDO, 2.70%, 03/01/01                              800
   345      Anaheim, California, Electric, Rev., 4.50%, 10/01/01             348
 1,000      California Community College Financing Authority,
             Ser. B, Rev., TRAN, @, 5.00%, 08/03/01                        1,003
   150      California Educational Facilities Authority, FLOATS,
             Ser. PA-542, Rev., FRDO, 2.87%, 03/01/01                        150
   500      California Educational Facilities Authority, University
             of San Francisco, Rev., FRDO, 2.00%, 03/07/01                   500
 1,700      California Housing Finance Agency, FLOATS,
             Ser. PA-539R, Rev., FRDO, 2.87%, 03/01/01                     1,700
 1,000      California Housing Finance Agency, Home Mortgage,
             Ser. W, Rev., 3.90%, 10/01/01                                 1,000
   100      California Housing Finance Agency, Multi-Family
             Housing, Ser. A, Rev., FRDO, 1.85%, 03/07/01                    100
 1,000      California Housing Finance Agency, Ser. II-R-44, Rev.,
             FRDO, 2.82%, 03/01/01                                         1,000
 1,610      California Infrastructure & Economic Development,
             IDR, Pleasant Mattress Inc. Project, Ser. A,
             Rev., FRDO, 2.40%, 03/07/01                                   1,610
   100      California PCFA, PCR, Shell Oil Co. Project, Ser. B,
             Rev., FRDO, 1.45%, 03/01/01                                     100
   100      California PCFA, Solid Waste Disposal, Gilton Solid
             Waste Management, Ser. A, Rev., FRDO, 2.65%,
             03/01/01                                                        100
   450      California State, Department of Water Resources,
             Central Valley Project, Water Systems, Ser. J-2,
             Rev., ^, 6.00%, 06/01/01                                        460
   300      California State, Economic Development Financing
             Authority, Airport Facilities, Mercury Air Group,
             Rev., FRDO, 2.65%, 03/01/01                                     300
   700      California State, Economic Development Financing
             Authority, IDR, Coast Grain Co. Project, Rev., FRDO,
             2.70%, 03/01/01                                                 700
 2,000      California State, Economic Development Financing
             Authority, IDR, Provena Foods Inc. Project,
             Rev., FRDO, 2.45%, 03/07/01                                   2,000
 1,700      California State, Economic Development Financing
             Authority, IDR, Standard Abrasives Manufacturing
             Project, Rev., FRDO, 2.40%, 03/07/01                          1,700
   400      California State, Economic Development Financing
             Authority, IDR, Volk Enterprises Inc. Project,
             Rev., FRDO, 2.55%, 03/01/01                                     400
 2,000      California State, Floating Rate Receipts, Ser. SG-85,
             FRDO, 2.92%, 03/01/01                                         2,000
   495      California State, FLOATS, Ser. PA-464, GO, FRDO,
             2.97%, 03/01/01                                                 495
 1,000      California State, FLOATS, Ser. PA-779-R, GO, FRDO,
             2.97%, 03/01/01                                               1,000
   800      California State, FLOATS, Ser. PT-1070, GO, FRDO,
             2.92%, 03/01/01                                                 800

                       See notes to financial statements.

JPMorgan California Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                     Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
             California -- Continued
$   900      California State, FLOATS, Ser. PT-1072, GO, FRDO,
              2.92%, 03/01/01                                           $    900
    400      California State, Municipal Securities Trust Receipts,
              Ser. SGA-119, GO, FRDO, 1.70%, 03/01/01                        400
  1,000      California State, Municipal Securities Trust Receipts,
              Ser. SGA-40, GO, FRDO, 2.00%, 03/07/01                       1,000
  2,800      California State, Municipal Securities Trust Receipts,
              Ser. SGA-55, GO, FRDO, 2.00%, 03/07/01                       2,800
    200      California State, Public Works Board Lease, Department
              of Corrections, State Prisons, Ser. A, Rev., 5.00%,
              12/01/01                                                       202
  2,000      California State, Ser. L, Class A, 2.97%, 03/01/01            2,000
    400      California Statewide Communities Development
              Authority, IDR, Del Mesa Farms Project, Ser. A, Rev.,
              FRDO, 2.65%, 03/01/01                                          400
  1,000      California Statewide Communities Development
              Authority, Ser. A, Rev., TRAN, 5.25%, 06/29/01               1,003
  2,400      California Statewide Communities Development
              Authority, Ser. N-6, Regulation D, Rev., FRDO, 2.75%,
              03/07/01                                                     2,400
  1,000      Carlsbad, California, Unified School District, School
              Facilities Bridge Funding Project, COP, FRDO, 2.60%,
              03/01/01                                                     1,000
    655      Chula Vista, California, Ser. A, COP, 4.25%,
              09/01/01                                                       656
    245      Citrus Heights, California, Water District, COP, 4.00%,
              10/01/01                                                       245
    200      Contra Costa County, California, Ser. A, GO, TRAN,
              5.25%, 10/01/01                                                203
  1,400      Foothill-de Anza, California, Community College
              District, Ser. 473-X, GO, FRDO, 3.00%, 03/01/01              1,400
    100      Irvine Ranch, California, Water District, Consolidated
              Bonds, Rev., FRDO, 1.50%, 03/01/01                             100
    100      Irvine Ranch, California, Water District, Consolidated
              Bonds, Rev., FRDO, Consolidated Bonds, Rev., FRDO,
              1.50%, 03/01/01                                                100
    200      Irvine Ranch, California, Water District, Consolidated
              Improvement Districts, GO, FRDO, 1.65%, 03/01/01               200
    400      Irvine, California, Improvement Bond Act of 1915,
              Assessment District No. 94-13, Special Assessment,
              FRDO, 1.50%, 03/01/01                                          400
    400      Irvine, California, Improvement Bond Act of 1915,
              Assessment District No. 97-16, Rev., FRDO, 1.50%,
              03/01/01                                                       400
  1,215      Los Angeles County, California, Harbor Department,
              Ser. B, Rev., @, 5.00%, 08/01/01                             1,221
    590      Los Angeles County, California, Housing Authority,
              Multi-Family Housing, Ser. A, Rev., FRDO,
              2.10%, 03/06/01                                                590
    100      Los Angeles County, California, Metropolitan
              Transportation Authority, Proposition C, Second Ser.,
              Ser. A, Rev., FRDO, 2.50%, 03/01/01                            100

                       See notes to financial statements.

                                  JPMorgan California Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount    Issuer                                                         Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
            California -- Continued
$2,000      Los Angeles County, California, Metropolitan
             Transportation Authority, Sales Tax Revenue,
             Floating Rate Receipts, Ser. SG-54, FRDO,
             2.87%, 03/01/01                                            $  2,000
   400      Los Angeles County, California, Public Works
             Financing Authority, Regulation Park & Open
             Space District, Ser. A, Rev., 5.00%, 10/01/01                   403
 1,410      Los Angeles County, California, Regional Airports
             Improvement Corporation Lease, American Airlines,
             Los Angeles International Airport, Ser. E, Rev.,
             FRDO, 3.15%, 03/01/01                                         1,410
 1,000      Los Angeles County, California, Schools Pooled
             Financing Program, Pooled Transportation, Ser. A,
             COP, GO, 5.00%, 07/02/01                                      1,002
   160      Los Angeles County, California, Wastewater Systems,
             Ser. C, Rev., 4.50%, 06/01/01                                   160
   220      Los Angeles, California, Community Redevelopment
             Agency, Community Redevelopment Financing
             Authority, Pooled Financing, Monterey, Ser. E,
             Rev., 4.50%, 09/01/01                                           221
 1,000      Los Angeles, California, Department of Water &
             Power, Waterworks, Rev., FRDO, 3.75%, 05/17/01                1,000
   500      Metropolitan Water District, Southern California,
             Waterworks, Rev., 5.10%, 07/01/01                               501
   500      Metropolitan Water District, Southern California,
             Waterworks, Ser. B, GO, +, 3.00%, 03/01/02                      501
   485      Milpitas, California, Public Financing Authority, COP,
             4.13%, 11/01/01                                                 486
 1,000      Monrovia, California, Unified School District,
             Municipal Securities Trust Receipt, Ser. SGA-70,
             Rev., FRDO, 2.00%, 03/07/01                                   1,000
 1,000      Moreno Valley, California, Unified School District,
             TRAN, 4.75%, 08/15/01                                         1,003
 5,280      Municipal Securities Trust Certificates, Ser. 1998-47,
             Class A, Rev., FRDO, #, 2.00%, 03/07/01                       5,279
   500      Newport Beach, California, Hoagan Memorial
             Hospital, Ser. A, Rev., FRDO, 1.55%, 03/01/01                   500
   400      Newport Beach, California, Hoagan Memorial
             Hospital, Ser. B, Rev., FRDO, 1.55%, 03/01/01                   400
 1,500      Newport Beach, California, Hoagan Memorial
             Hospital, Ser. C, Rev., FRDO, 1.55%, 03/01/01                 1,500
 1,000      Oakland-Alameda County, California, Coliseum
             Authority, Coliseum Project, Ser. C-1, Rev.,
             FRDO, 2.05%, 03/07/01                                         1,000
   100      Ontario, California, Redevelopment Agency, IDR,
             Safariland Project, Rev., FRDO, 3.25%, 03/07/01                 100
   400      Ontario, California, Redevelopment Agency,
             Multi-Family Housing, Seasons at Gateway,
             Sub. Ser. B, Rev., FRDO, 2.20%, 03/07/01                        400
   949      Orange County, California, Apartment Development,
             Niguel Summit 2, Ser. B, Rev., FRDO, 2.20%, 03/06/01            949

                       See notes to financial statements.

JPMorgan California Tax Free Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount     Issuer                                                        Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
             California -- Continued
$   300      Orange County, California, Sanitation Districts No. 1-3,
              5-7 & 11, COP, FRDO, 1.50%, 03/01/01                      $    300
    200      Orange County, California, Sanitation Districts, Ser. A,
              COP, FRDO, 1.50%, 03/01/01                                     200
  1,355      Oxnard, California, Industrial Development Financing
              Authority, IDR, Accurate Engineering Project, Rev.,
              FRDO, 2.40%, 03/07/01                                        1,355
  1,500      Pasadena, California, Rose Bowl Improvements Project,
              COP, FRDO, 1.90%, 03/07/01                                   1,500
    450      Petaluma, California, City School District, GO, TRAN,
              5.00%, 07/05/01                                                451
    700      Riverside County, California, IDA, Design Time Inc.
              Project, Ser. A-I, Rev., FRDO, 2.35%, 03/07/01                 700
    500      Riverside County, California, Riverside County Public
              Facilities, Ser. C, COP, FRDO, 2.00%, 03/06/01                 500
    200      Sacramento, California, Municipal Utility District, Ser.L,
              Rev., 5.00%, 07/01/01                                          201
    550      San Bernardino County, California, Housing Authority,
              Multi-Family Housing, Victoria Terrace Project, Ser. A,
              Rev., FRDO, 2.60%, 03/01/01                                    550
     90      San Bernardino County, California, IDA, Aqua-Service,
              Rev., FRDO, 3.20%, 03/07/01                                     90
     80      San Bernardino County, California, IDA, Master Halco
              Inc., Ser. II, Rev., FRDO, 3.25%, 03/06/01                      80
  1,000      San Diego County, California, 3.90%, 03/07/01                 1,000
    300      San Diego County, California, Multi-Family Housing,
              Issue A, Rev., FRDO, 2.55%, 03/01/01                           300
    300      San Francisco, California, City & County, Affordable
              Housing, Ser. D, GO, 7.38%, 06/15/01                           303
    300      San Francisco, California, City & County, Redevelopment
              Agency, Multi-Family Housing, 3rd & Mission, Ser. C,
              Rev., FRDO, 1.95%, 03/07/01                                    300
    390      San Francisco, California, State Building Authority
              Lease, Civic Center Complex, Ser. A, Rev., 4.30%,
              12/01/01                                                       394
    300      San Jose, California, Unified School District, Santa
              Clara County, Ser. B, GO, 4.20%, 08/01/01                      300
    500      Santa Ana, California, Housing Authority, Multi-Family
              Housing, Vintage Apartments, Ser. A, Rev., FRDO,
              2.75%, 03/01/01                                                500
    600      Santa Ana, California, Unified School District, COP,
              FRDO, 1.90%, 03/07/01                                          600
    625      Santa Clara County-El Camino, California, Hospital
              District, Hospital Facilities Authority, ACES, Lease,
              Valley Medical Center Project, Ser. B, Rev., FRDO,
              2.50%, 03/06/01                                                625
    490      Santa Cruz County, California, Redevelopment Agency,
              Live Oak/Soquel Project, Tax Allocation, 4.25%,
              09/01/01                                                       491
    460      Sonoma Valley, California, Unified School District, GO,
              10.00%, 08/01/01                                               471
    600      Three Valleys Municipal Water District, California,
              Miramar Water Treatment, COP, FRDO, 2.35%, 03/07/01            600

                       See notes to financial statements.

                                  JPMorgan California Tax Free Money Market Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

Principal
  Amount      Issuer                                                     Value
--------------------------------------------------------------------------------
      Municipal Securities -- Continued
--------------------------------------------------------------------------------
            California -- Continued
$  600      Tustin, California, Improvement Bond Act of 1915,
             Reassessment District No. 95-2-A, Special
             Assessment, FRDO, 1.50%, 03/01/01                           $   600
   425      Upland, California, Community Redevelopment
             Agency, Multi-Family Housing, Northwoods Project,
             Ser. 168-A, Rev., FRDO, 2.65%, 03/01/01                         425
 1,500      Vacaville, California, Multi-Family Mortgage,
             Quail Run, Ser. A, Rev., 1.85%, 03/07/01                      1,500
                                                                         -------
                                                                          73,327
            Louisiana -- 1.0%
   900      Louisiana Public Facilities Authority, Industrial
             Development, Kenner Hotel, Rev., FRDO,
             3.00%, 03/01/01                                                 900

            Puerto Rico -- 16.2%
 2,000      Municipal Securities Trust Certificates, Ser. 2000-103,
             Class A, Special Obligation, FRDO, #, 2.90%, 03/06/01         2,000
   700      Municipal Securities Trust Certificates, Ser. 2000-91,
             Class A, Rev., FRDO, 1.70%, 03/01/01                            700
   600      Puerto Rico Commonwealth, FLOATS, Ser. PA-472,
             Rev., FRDO, 2.87%, 03/01/01                                     600
 1,000      Puerto Rico Commonwealth, FLOATS, Ser. PA-625, GO,
             FRDO, 2.87%, 03/01/01                                         1,000
 1,000      Puerto Rico Commonwealth, FLOATS, Ser. PT-1025,
             GO, FRDO, 2.87%, 03/01/01                                     1,000
 1,500      Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
             2.87%, 03/01/01                                               1,500
   600      Puerto Rico Commonwealth, GO, 5.50%, 07/01/01                    603
   200      Puerto Rico Commonwealth, Public Improvements,
             Ser. B, GO, 5.00%, 07/01/01                                     201
 1,722      Puerto Rico Government Development Bank, 3.00%,
             09/12/01                                                      1,722
 1,000      Puerto Rico Government Development Bank, 3.00%,
             09/21/01                                                      1,000
 3,000      Puerto Rico Government Development Bank, 3.30%,
             05/30/01                                                      3,000
 1,000      Puerto Rico, Electric Power Authority, Ser. P, Rev.,
             7.00%, 07/01/01                                               1,032
                                                                         -------
                                                                          14,358
--------------------------------------------------------------------------------
            Total Investments -- 100.0%                                  $88,585
            (Cost $88,585)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan Money Market Funds
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

INDEX:

*         -- The cost of securities is substantially the same for federal income tax purposes.
#         -- Security may only be sold to qualified institutional buyers.
^         -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
+         -- When issued or delayed delivery security.
@         -- All or portion of this security is segregated for when issued or delayed delivery securities.
ACES      -- Auction Rate Securities.
BAN       -- Bond Anticipation Notes.
COP       -- Certificates of Participation.
DN        -- Discount Note: The rate shown is the effective yield at the date of purchase.
Eagles    -- Earnings of accrual generated on local exempt securities.
ECN       -- Extendible Commercial Note. The maturity date shown is the call date. The interest rate shown is the effective yield at the date of purchase.
FHLMC     -- Federal Home Loan Mortgage Corporation.
FLOATS    -- Floating Auction Tax Exempts.
FNMA      -- Federal National Mortgage Association.
FRDO      -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2001.
FRN       -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at February 28, 2001.
GIC       -- Guaranteed Insurance Contract.
GO        -- General Obligation.
IDA       -- Industrial Development Authority.
IDR       -- Industrial Development Revenue.
MTN       -- Medium Term Note.
PCFA      -- Pollution Control Financing Authority.
PCR       -- Pollution Control Revenue.
PUTTERS   -- Putable Tax Exempt Receipts.
RAN       -- Revenue Anticipation Notes.
Rev.      -- Revenue Bond.
Ser.      -- Series.
SUB       -- Step-Up Bond. The maturity date shown is the earlier of the next interest rate reset date or the call date. The interest rate shown is the rate in effect at February 28, 2001.
TAN       -- Tax Anticipation Notes.
TRAN      -- Tax & Revenue Anticipation Notes.
USTR      -- United States Treasury Notes, Bonds and Bills.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                          100% U.S.
                                           Treasury             U.S.
                                          Securities         Government        Treasury Plus
                                         Money Market       Money Market        Money Market
                                             Fund               Fund                Fund
=============================================================================================
ASSETS:

  Investment securities, at
  value (Note 1) ................        $ 5,589,676         $ 8,880,807         $ 2,824,266
  Other assets ..................                 31                  48                  17
  Receivables:
    Interest ....................             12,593              60,905                 273
---------------------------------------------------------------------------------------------
        Total Assets ............          5,602,300           8,941,760           2,824,556
---------------------------------------------------------------------------------------------
LIABILITIES:

  Payables:
    To Custodian ................                 15                  52                  --
    Investment securities
    purchased ...................                 --             156,805                  --
    Dividends ...................             21,921              33,447               9,671
  Accrued liabilities: (Note 2)
    Investment advisory fees ....                431                 653                 198
    Administration fees .........                259                 327                 119
    Shareholder servicing fees ..              1,076               1,520                 379
    Distribution fees ...........                 65                 189                 105
    Custody fees ................                 78                 112                  27
    Other .......................              1,154               1,496                 542
---------------------------------------------------------------------------------------------
        Total Liabilities .......             24,999             194,601              11,041
---------------------------------------------------------------------------------------------
NET ASSETS:

  Paid in capital ...............          5,576,507           8,747,160           2,813,618
  Accumulated distributions in
  excess of net investment income               (117)                 (2)                (59)
  Accumulated net realized gain
  (loss) on investments .........                911                   1                 (44)
---------------------------------------------------------------------------------------------
        Net Assets ..............        $ 5,577,301         $ 8,747,159         $ 2,813,515
---------------------------------------------------------------------------------------------
Shares of beneficial interest
outstanding ($.001 par value;
unlimited number of shares
authorized)
  Vista Shares ..................          3,722,298           3,955,740           1,391,162
  Premier Shares ................            132,158           1,083,142             347,882
  Institutional Shares ..........          1,722,108           3,708,331           1,074,655
Net Asset Value, offering and
redemption price per share
(all classes) ...................        $      1.00         $      1.00         $      1.00
---------------------------------------------------------------------------------------------
Cost of Investments .............        $ 5,589,676         $ 8,880,807         $ 2,824,266
=============================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                           Federal              Prime              Tax Free
                                         Money Market        Money Market        Money Market
                                           Fund II             Fund II               Fund
==============================================================================================
ASSETS:

  Investment securities, at value
  (Note 1) ......................        $ 1,893,759         $ 29,704,751         $ 1,776,577
  Cash ..........................                  1                  146                  70
  Other assets ..................                  7                  143                  12
  Receivables:
    Interest ....................              6,762              116,304              14,566
    Fund shares sold ............                 --                   13                  --
    Expense Reimbursement from
    Distributor .................                  7                    7                   7
----------------------------------------------------------------------------------------------
        Total Assets ............          1,900,536           29,821,364           1,791,232
----------------------------------------------------------------------------------------------
LIABILITIES:

  Payables:
    Investment securities
    purchased ...................                 --               70,252              10,000
    Fund shares redeemed ........                 --                   31                  --
    Dividends ...................              7,618              122,404               4,424
  Accrued liabilities: (Note 2)
    Investment advisory fees ....                143                2,331                 133
    Administration fees .........                143                2,096                 133
    Shareholder servicing fees ..                246                3,718                 199
    Distribution fees ...........                 52                    7                  72
    Custody fees ................                 38                  204                  31
    Other .......................                519                1,978                 387
----------------------------------------------------------------------------------------------
        Total Liabilities .......              8,759              203,021              15,379
----------------------------------------------------------------------------------------------
NET ASSETS:

  Paid in capital ...............          1,891,793           29,619,699           1,776,363
  Accumulated distributions in
  excess of net investment income                (35)                (258)                (33)
  Accumulated net realized gain
  (loss) on investments .........                 19               (1,098)               (477)
----------------------------------------------------------------------------------------------
        Net Assets ..............        $ 1,891,777         $ 29,618,343         $ 1,775,853
----------------------------------------------------------------------------------------------
Shares of beneficial interest
outstanding ($.001 par value;
unlimited number of shares
authorized)
  Vista Shares ..................            673,027           10,213,350             972,428
  Premier Shares ................            312,286            2,059,160              99,025
  Institutional Shares ..........            906,471           17,334,106             704,931
  Reserve Shares ................                  1                  123                   1
  B Shares ......................                 --               12,496                  --
  C Shares ......................                 --                  309                  --
Net Asset Value, offering and
redemption price per share
(all classes) * .................        $      1.00         $       1.00         $      1.00
----------------------------------------------------------------------------------------------
Cost of Investments                      $ 1,893,759         $ 29,704,751         $ 1,776,577
==============================================================================================

* Redemption price for Class B and C Shares may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                                 New York         California
                                                                 Tax Free           Tax Free
                                                               Money Market       Money Market
                                                                   Fund               Fund
==============================================================================================
ASSETS:

  Investment securities, at value Note 1) ..............        $ 2,218,487         $ 88,585
  Cash .................................................                 --               81
  Other assets .........................................                 12                1
  Receivables:
    Interest ...........................................             18,997              641
    Expense Reimbursement from Distributor .............                  7               --
----------------------------------------------------------------------------------------------
        Total Assets ...................................          2,237,503           89,308
----------------------------------------------------------------------------------------------
LIABILITIES:

  Payables:
    To Custodian .......................................                266               --
    Investment securities purchased ....................              9,641              502
    Dividends ..........................................              4,976              170
  Accrued liabilities: (Note 2)
    Investment advisory fees ...........................                163                7
    Administration fees ................................                 82                7
    Shareholder servicing fees .........................                572               10
    Distribution fees ..................................                 65                3
    Custody fees .......................................                 30               13
    Other ..............................................                272               41
----------------------------------------------------------------------------------------------
        Total Liabilities ..............................             16,067              753
----------------------------------------------------------------------------------------------
NET ASSETS:

  Paid in capital ......................................          2,221,418           88,574
  Accumulated undistributed/(distributions in excess of)
  net investment income ................................                 44               (3)
  Accumulated net realized loss on investments .........                (26)             (16)
----------------------------------------------------------------------------------------------
        Net Assets .....................................        $ 2,221,436         $ 88,555
----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($.001 par
value; unlimited number of shares authorized)
  Vista Shares .........................................          2,221,519           88,573
  Reserve Shares .......................................                  1               --
Net Asset Value, offering and redemption price per
share (all classes) ....................................        $      1.00         $   1.00
----------------------------------------------------------------------------------------------
Cost of Investments ....................................        $ 2,218,487         $ 88,585
==============================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended
February 28, 2001 (unaudited)

(Amounts in Thousands)

                                            100% U.S.
                                            Treasury          U.S.
                                           Securities      Government     Treasury Plus
                                          Money Market    Money Market    Money Market
                                              Fund            Fund            Fund
=======================================================================================
INTEREST INCOME: (Note 1C) .........        $156,444        $252,613        $ 79,151
---------------------------------------------------------------------------------------
EXPENSES: (Note 2)
  Investment advisory fees .........           2,556           3,960           1,257
  Administration fees ..............           2,556           3,960           1,257
  Shareholder servicing fees .......           7,483           9,582           3,183
  Distribution fees ................           1,933           2,473             693
  Custodian fees ...................             213             256              76
  Printing and postage .............              26              20              13
  Professional fees ................              50              72              37
  Registration expenses ............             511             179             195
  Transfer agent fees ..............             401             293             119
  Trustees' fees ...................             123             191              61
  Other ............................              82             133             126
---------------------------------------------------------------------------------------
        Total expenses .............          15,934          21,119           7,017
---------------------------------------------------------------------------------------
  Less amounts waived (Note 2E) ....           2,818           3,388           1,229
  Less earnings credits (Note 2F) ..               9              58              30
---------------------------------------------------------------------------------------
        Net expenses ...............          13,107          17,673           5,758
---------------------------------------------------------------------------------------
          Net investment income ....         143,337         234,940          73,393
---------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) on
  on investment transactions .......           1,664             197              (8)
---------------------------------------------------------------------------------------
  Net increase in net assets
  from operations ..................        $145,001        $235,137        $ 73,385
=======================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended
February 28, 2001 (unaudited)

(Amounts in Thousands)

                                               Federal          Prime           Tax Free
                                            Money Market     Money Market     Money Market
                                               Fund II         Fund II            Fund
==========================================================================================
INTEREST INCOME: (Note 1C) ............        $51,024        $ 733,308         $ 35,957
------------------------------------------------------------------------------------------
EXPENSES: (Note 2)

  Investment advisory fees ............            806           11,286              866
  Administration fees .................            806           11,286              866
  Shareholder servicing fees ..........          1,793           21,824            2,067
  Distribution fees ...................            306               54              451
  Custodian fees ......................             91              634              116
  Printing and postage ................              8              158               23
  Professional fees ...................             22              162               22
  Registration expenses ...............             14              277               51
  Transfer agent fees .................            220              935               85
  Trustees' fees ......................             39              541               42
  Other ...............................              2            1,173              144
------------------------------------------------------------------------------------------
        Total expenses ................          4,107           48,330            4,733
------------------------------------------------------------------------------------------
  Less amounts waived (Note 2E) .......            318            5,064              807
  Less earnings credits (Note 2F) .....              6               70               52
  Less expense reimbursements (Note 2F)             11               11               11
------------------------------------------------------------------------------------------
        Net expenses ..................          3,772           43,185            3,863
------------------------------------------------------------------------------------------
          Net investment income .......         47,252          690,123           32,094
------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) on
  on investment transactions ..........             75              (72)             (23)
------------------------------------------------------------------------------------------
  Net increase in net assets
  from operations .....................        $47,327        $ 690,051         $ 32,071
==========================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended
February 28, 2001 (unaudited)

(Amounts in Thousands)

                                                       New York      California
                                                       Tax Free       Tax Free
                                                     Money Market   Money Market
                                                         Fund           Fund
================================================================================
INTEREST INCOME: (Note 1C) ..................          $38,862          $ 1,616
--------------------------------------------------------------------------------
EXPENSES: (Note 2)

  Investment advisory fees ..................              967               46
  Administration fees .......................              967               46
  Shareholder servicing fees ................            3,385              160
  Distribution fees .........................              967               46
  Custodian fees ............................              116               36
  Printing and postage ......................                8                1
  Professional fees .........................               23               16
  Registration expenses .....................               54                3
  Transfer agent fees .......................              186                9
  Trustees' fees ............................               47                2
  Other .....................................               90                6
--------------------------------------------------------------------------------
        Total expenses ......................            6,810              371
--------------------------------------------------------------------------------

  Less amounts waived (Note 2E) .............            1,064              115
  Less earnings credits (Note 2F) ...........               31                4
  Less expense reimbursements (Note 2F) .....               11               --
--------------------------------------------------------------------------------
        Net expenses ........................            5,704              252
--------------------------------------------------------------------------------
          Net investment income .............           33,158            1,364
--------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) on
  on investment transactions ................                3               (2)
--------------------------------------------------------------------------------
  Net increase in net assets
  from operations ...........................          $33,161          $ 1,362
================================================================================

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
        Statement of Changes in Net Assets For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                     100% U.S. Treasury
                                                         Securities               U.S. Government               Treasury Plus
                                                        Money Market                Money Market                Money Market
                                                            Fund                        Fund                        Fund
                                                   ------------------------    ------------------------    ------------------------
                                                    9/1/00         Year         9/1/00         Year         9/1/00         Year
                                                    Through        Ended        Through        Ended        Through        Ended
                                                    2/28/01       8/31/00       2/28/01       8/31/00       2/28/01       8/31/00
====================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

  Net investment income ......................     $  143,337    $  214,942    $  234,940    $  400,842    $   73,393    $  142,715

  Net realized gain (loss) on investments ....          1,664           183           197            25            (8)            7
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from operations .        145,001       215,125       235,137       400,867        73,385       142,722
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income ......................       (143,335)     (214,925)     (234,935)     (400,848)      (73,392)     (142,713)

  Net realized gain on investment transactions           (763)         (200)         (176)           --           (42)          (62)
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders ....       (144,098)     (215,125)     (235,111)     (400,848)      (73,434)     (142,775)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions (Note 7) ..................      1,053,787       291,140     1,576,559      (202,496)      314,639      (690,943)
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets       1,054,690       291,140     1,576,585      (202,477)      314,590      (690,996)

NET ASSETS:

  Beginning of period ........................      4,522,611     4,231,471     7,170,574     7,373,051     2,498,925     3,189,921
------------------------------------------------------------------------------------------------------------------------------------
  End of period ..............................     $5,577,301    $4,522,611    $8,747,159    $7,170,574    $2,813,515    $2,498,925
====================================================================================================================================

JPMorgan Funds
--------------------------------------------------------------------------------
Statement of Changes in Net Assets For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                          Federal                     Prime                      Tax Free
                                                       Money Market               Money Market                 Money Market
                                                          Fund II                    Fund II                       Fund
                                                 ------------------------    --------------------------    ------------------------
                                                   9/1/00          Year        9/1/00          Year         9/1/00         Year
                                                   Through        Ended        Through         Ended        Through        Ended
                                                   2/28/01       8/31/00       2/28/01        8/31/00       2/28/01       8/31/00
====================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

  Net investment income ......................   $   47,252    $   60,450    $   690,123    $   615,937    $   32,094    $   54,183

  Net realized gain (loss) on investments ....           75           (24)           (72)           (60)          (23)          (60)

  Change in net unrealized appreciation
  of investments .............................           --            --             --          3,884            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from operations .       47,327        60,426        690,051        619,761        32,071        54,123
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income ......................      (47,239)      (60,450)      (690,157)      (615,944)      (32,150)      (54,097)

  Net realized gain on investment transactions          (24)           --            (13)          (121)           --            --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders ....      (47,263)      (60,450)      (690,170)      (616,065)      (32,150)      (54,097)
------------------------------------------------------------------------------------------------------------------------------------
Net increase from capital share
transactions (Note 7) ........................      749,559        45,691     16,861,160      2,947,065       121,268       294,372
------------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets ...........      749,623        45,667     16,861,041      2,950,761       121,189       294,398

NET ASSETS:

  Beginning of period ........................    1,142,154     1,096,487     12,757,302      9,806,541     1,654,664     1,360,266
------------------------------------------------------------------------------------------------------------------------------------
  End of period ..............................   $1,891,777    $1,142,154    $29,618,343    $12,757,302    $1,775,853    $1,654,664
====================================================================================================================================

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
        Statement of Changes in Net Assets For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                          New York Tax Free               California Tax Free
                                                                             Money Market                     Money Market
                                                                                Fund                              Fund
                                                                     ----------------------------        ----------------------
                                                                       9/1/00            Year            9/1/00          Year
                                                                       Through           Ended           Through        Ended
                                                                       2/28/01          8/31/00          2/28/01       8/31/00
=================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

  Net investment income ......................................       $   33,158        $   53,819        $ 1,364        $ 1,912

  Net realized gain (loss) on investments ....................                3                60             (2)            --
---------------------------------------------------------------------------------------------------------------------------------
       Increase in net assets from operations ................           33,161            53,879          1,362          1,912
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income ......................................          (33,174)          (53,800)        (1,364)        (1,912)

  Net realized gain on investment transactions ...............              (27)               --             --             --
---------------------------------------------------------------------------------------------------------------------------------
       Total distributions to shareholders ...................          (33,201)          (53,800)        (1,364)        (1,912)
---------------------------------------------------------------------------------------------------------------------------------
Net increase from capital share
transactions (Note 7) ........................................          390,264           326,622         11,038          9,879
---------------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets ..........................          390,224           326,701         11,036          9,879

NET ASSETS:
  Beginning of period ........................................        1,831,212         1,504,511         77,519         67,640
---------------------------------------------------------------------------------------------------------------------------------
  End of period ..............................................       $2,221,436        $1,831,212        $88,555        $77,519
=================================================================================================================================

--------------------------------------------------------------------------------
JPMorgan Funds
Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company.

Effective February 21, 2001, the following eight separate portfolios of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:

                     New Name                                                        Old Name
------------------------------------------------------------------------------------------------------------------------------
JPMorgan 100% U.S. Treasury Securities Money                    Chase Vista 100% U.S. Treasury Securities Market Fund ("USTS")
                                                                  Money Market Fund
JPMorgan U.S. Government Money Market Fund ("USG")              Chase Vista U.S. Government Money Market Fund
JPMorgan Treasury Plus Money Market Fund ("TP")                 Chase Vista Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund II ("FED")                   Chase Vista Federal Money Market Fund
JPMorgan Prime Money Market Fund II ("PRM")                     Chase Vista Prime Money Market Fund
JPMorgan Tax Free Money Market Fund ("TF")                      Chase Vista Tax Free Money Market Fund
JPMorgan New York Tax Free Money Market Fund ("NYTF")           Chase Vista New York Tax Free Money Market Fund
JPMorgan California Tax Free Money Money Market Fund ("CTF")    Chase Vista California Tax Free Money Money Market Fund

The Funds offer various classes of shares as follows:

      Fund                                                                        Classes Offered
------------------------------------------------------------------------------------------------------------------------------
USTS                                                             Vista, Premier, Institutional
USG                                                              Vista, Premier, Institutional
TP                                                               Vista, Premier, Institutional
FED                                                              Vista, Premier, Institutional, Reserve
PRM                                                              Vista, Premier, Institutional, Reserve,
                                                                     B Shares, C Shares
TF                                                               Vista, Premier, Institutional, Reserve
NYTF                                                             Vista, Reserve
CTF                                                              Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

      A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

      B. Repurchase and reverse repurchase agreements -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

      At all times that a reverse repurchase agreement is outstanding, the Fund segregates assets with a value at least equal to its obligation under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds from the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decisions.

      During the six months ended February 28, 2001, PRM entered into two reverse repurchase agreements totaling $98,760,000 at 6.55%. Interest expense totaled $53,907, which is included in Other expenses on the Statement of Operations. The agreements, which matured September 25, 2000, were collateralized by Federal Home Loan Bank notes with a par value totaling $100,000,000, due November 24, 2000 and December 8, 2000, respectively.

      C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

      D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

      E. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

      F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

      A. Investment advisory fee-- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.E. below.

      Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund and JPMFAM acted as the sub-investment adviser to each Fund. Pursuant to a Sub-Investment Investment Advisory Agreement between Chase and JPMFAM for each fund other than TF, JPMFAM was entitled to

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

      receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

      B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Vista and Reserve Classes, 0.25% of the average daily net assets of the Premier, B Share and C Share Classes, and 0.10% of the average daily net assets of the Institutional Class of each Fund.

      Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.E. below.

      C Distribution and sub-administrations fees -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund.

      The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USG (the "Premier Plan"), for the Vista Shares of each Fund (the "Vista Plan") except for PRM, for the Reserve Shares of FED, PRM, TF and NYTF (the "Reserve Plan") and for the B Shares and C Shares of PRM (the "B Plan" and "C Plan", respectively). There are no distribution plans for the Institutional Shares. The Premier, Vista, Reserve, B and C Share Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except PRM), 0.10% of the average daily net assets of the USG Premier Class, 0.30% of the average daily net assets of the Reserve Class of FED, PRM, TF and NYTF, and 0.75% of the average daily net assets of the B Shares and C Shares of PRM.

      The Distributor voluntarily waived fees as outlined in Note 2.E. below.

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

      D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.E. below.

      E. Waiver of fees -- For the six months ended February 28, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                                   Shareholder
                                  Administration    Servicing      Distribution
--------------------------------------------------------------------------------
    USTS ...................          $1,022          $  308          $1,488
    USG ....................           1,858             620             910
    TP .....................             503             726              --
    FED ....................              --             318              --
    PRM ....................           1,129           3,935              --
    TF .....................              --             807              --
    NYTF ...................             484              --             580
    CTF ....................              --              92              23

      F. Other -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS. Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

      The Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

3. Concentration of Credit Risk

As of February 28, 2001, PRM invested 90.3% of its net assets in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, NYTF and CTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

political subdivisions and duly constituted authorities, with NYTF primarily investing in issuers in the State of New York, and CTF primarily investing in issuers in the State of California. As of February 28, 2001, TF invested 15.0% of its net assets in issuers in the State of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

4. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 2001, included in Trustees Fees in the Statement of Operations and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities, were as follows (in thousands):

                                                  Pension           Accrued
                    Fund                          Expenses     Pension Liability
--------------------------------------------------------------------------------
    USTS .............................              $ 48            $  370
    USG ..............................                75               683
    TP ...............................                26               257
    FED ..............................                13               104
    PRM ..............................               189             1,199
    TF ...............................                17               137
    NYTF .............................                18               141
    CTF ..............................                 1                 6

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

5. Reorganizations

On October 20, 2000, PRM acquired all the net assets of Chase Vista Cash Management Fund (CM) pursuant to a Reorganization Plan approved by CM shareholders on October 5, 2000. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CM received shares in PRM with a value equal to their holdings in CM. Holders of Vista Class Shares in CM received Vista Class Shares in PRM, holders of Premier Class Shares in CM received Premier Class Shares in PRM and holders of Institutional Class Shares in CM received Institutional Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                       After
                                    Before Reorganization         Reorganization
                               -------------------------------   ---------------
                                     CM              PRM                PRM
                               --------------   --------------   ---------------
Vista Shares
     Shares ................    6,780,303,378    2,020,776,873     8,801,080,251
     Net Assets ............   $6,779,513,682   $2,017,127,824   $ 8,796,641,506
     Net Asset Value .......            $1.00            $1.00             $1.00
Premier Shares
     Shares ................      383,299,637    1,852,607,948     2,235,907,585
     Net Assets ............   $  383,301,511   $1,852,650,154   $ 2,235,951,665
     Net Asset Value .......            $1.00            $1.00             $1.00
Institutional Shares
     Shares ................    3,333,130,912    9,511,943,317    12,845,074,229
     Net Assets ............   $3,332,909,551   $9,515,447,112   $12,848,356,663
     Net Asset Value .......            $1.00            $1.00             $1.00
Reserve Shares
     Shares ................                             1,211             1,211
     Net Assets ............                    $        1,211   $         1,211
     Net Asset Value .......                             $1.00             $1.00
B Shares
     Shares ................                        20,765,128        20,765,128
     Net Assets ............                    $   20,763,172   $    20,763,172
     Net Asset Value .......                             $1.00             $1.00
C Shares
     Shares ................                           139,800           139,800
     Net Assets ............                    $      139,808   $       139,808
     Net Asset Value .......                             $1.00                $1

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

On February 16, 2001, PRM acquired all the net assets of Chase Money Market Fund
(CMMF) pursuant to a Reorganization Plan approved by CMMF shareholders on January 26, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CMMF received shares in PRM with a value equal to their holdings in CMMF. Holders of Investor Class Shares in CMMF received Vista Class Shares in PRM, holders of Premier Class Shares in CMMF received Premier Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                      After
                                   Before Reorganization         Reorganization
                              -------------------------------    ---------------

                                 CMMF                PRM               PRM
                              ------------    ---------------    ---------------
Vista Shares
     Shares ................                   10,186,612,136     10,192,134,877
     Net Assets ............                  $10,182,180,207    $10,187,704,072
     Net Asset Value .......                            $1.00              $1.00
Premier Shares
     Shares ................                    2,041,521,265      2,148,011,818
     Net Assets ............                  $ 2,041,548,458    $ 2,148,063,620
     Net Asset Value .......                            $1.00              $1.00
Institutional Shares
     Shares ................                   18,927,279,631     18,927,279,631
     Net Assets ............                  $18,930,648,847    $18,930,648,847
     Net Asset Value .......                            $1.00              $1.00
Reserve Shares
     Shares ................                            1,232              1,232
     Net Assets ............                  $         1,231    $         1,231
     Net Asset Value .......                            $1.00              $1.00
B Shares
     Shares ................                       11,626,267         11,626,267
     Net Assets ............                  $    11,624,360    $    11,624,360
     Net Asset Value .......                            $1.00              $1.00
C Shares
     Shares ................                          186,694            186,694
     Net Assets ............                  $       186,703    $       186,703
     Net Asset Value .......                            $1.00              $1.00
Investor Shares
     Shares ................     5,522,741
     Net Assets ............  $  5,523,865
     Net Asset Value .......         $1.00
Premier Shares
     Shares ................   106,490,553
     Net Assets ............  $106,515,162
     Net Asset Value .......         $1.00

JPMorgan FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

6. Subsequent Events

On April 3, 2001, the Board of Trustees of Mutual Fund Trust approved a Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the acquired Fund would transfer all of its assets and liabilities to the acquiring Fund in a tax-free reorganization. In exchange, shareholders of the acquired Fund would receive shares of the acquiring Fund with a value equal to their respective holdings in the acquired Fund. The costs and expenses associated with the Reorganization will be borne by the Advisor and not by the Funds (or by the shareholders of either Fund). The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Funds.

      Acquiring Fund                       Acquired Fund
--------------------------------------------------------------------------------
      TP                        J.P. Morgan Treasury Money Market
                                  Reserves Fund
      TP                        J.P. Morgan Institutional Treasury Money
                                  Market Fund
      TP                        J.P. Morgan Institutional Service Treasury
                                  Money Market Fund
      FED                       J.P. Morgan Federal Money Market Fund
      FED                       J.P. Morgan Institutional Federal Money
                                  Market Fund
      FED                       J.P. Morgan Institutional Service Federal
                                  Money Market Fund
      PRM                       J.P. Morgan Prime Money Market Fund
      PRM                       J.P. Morgan Institutional Prime Money
                                  Market Fund
      PRM                       J.P. Morgan Institutional Service Prime Money
                                  Market Fund
      PRM                       J.P. Morgan Manager's Money Market Fund
      PRM                       JPM Institutional Money Market Fund, Ltd.
      PRM                       J.P. Morgan Institutional Service Money
                                  Market Fund, Ltd.
      PRM                       J.P. Morgan Prime Money Market
                                  Reserves Fund
      PRM                       J.P. Morgan Institutional Prime Direct Money
                                  Market Fund
      PRM                       J.P. Morgan Prime Cash Management Fund
      TF                        J.P. Morgan Tax Exempt Money Market Fund
      TF                        J.P. Morgan Institutional Tax Exempt Money
                                  Market Fund
      TF                        J.P. Morgan Institutional Service Tax Exempt
                                  Money Market Fund

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

7.     Capital Share Transactions

Capital share transactions were as follows for the periods presented (amounts in thousands):

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                           Vista                       Premier                   Institutional
------------------------------------------------------------------------------------------------------------------------------------
                                                    Amount        Shares         Amount       Shares          Amount        Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $  7,218,528     7,218,528    $   171,318      171,318    $  4,354,138     4,354,138
Shares issued in reinvestment of
  distributions                                     69,139        69,139          2,521        2,521          17,436        17,436
Shares redeemed                                 (7,100,597)   (7,100,597)      (157,525)    (157,525)     (3,521,171)   (3,521,171)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding       $    187,070       187,070    $    16,314       16,314    $    850,403       850,403
====================================================================================================================================

                                                                           Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $ 12,269,163    12,269,163    $   398,033      398,033    $  5,690,875     5,690,875
Shares issued in reinvestment of
  distributions                                    127,472       127,472          3,353        3,353          32,950        32,950
Shares redeemed                                (12,174,395)  (12,174,395)      (309,408)    (309,408)     (5,746,903)   (5,746,903)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                 $    222,240       222,240    $    91,978       91,978    $    (23,078)      (23,078)
====================================================================================================================================

U.S. GOVERNMENT MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                           Vista                       Premier                   Institutional
------------------------------------------------------------------------------------------------------------------------------------
                                                    Amount        Shares         Amount       Shares          Amount        Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $ 11,273,845    11,273,845    $ 4,020,136    4,020,136    $ 15,158,244    15,158,244
Shares issued in reinvestment of
  distributions                                     47,761        47,761         14,249       14,249          39,604        39,604
Shares redeemed                                (10,764,064)  (10,764,064)    (4,085,262)  (4,085,262)    (14,127,954)  (14,127,954)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                 $    557,542       557,542    $   (50,877)     (50,877)   $  1,069,894     1,069,894
====================================================================================================================================

                                                                         Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $ 21,070,138    21,070,138    $ 7,472,951    7,472,951    $ 24,558,779    24,558,779
Shares issued in reinvestment of
  distributions                                     99,652        99,652         30,191       30,191          78,208        78,208
Shares redeemed                                (21,310,059)  (21,310,059)    (7,291,128)  (7,291,128)    (24,911,228)  (24,911,228)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                                 $   (140,269)     (140,269)   $   212,014      212,014    $   (274,241)     (274,241)
====================================================================================================================================

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

TREASURY PLUS MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                           Vista                       Premier                   Institutional
------------------------------------------------------------------------------------------------------------------------------------
                                                    Amount         Shares         Amount        Shares         Amount        Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $  5,667,021      5,667,021    $ 1,733,992     1,733,992    $ 5,682,951     5,682,951
Shares issued in reinvestment of
  distributions                                     25,378         25,378          2,511         2,511         18,365        18,365
Shares redeemed                                 (5,668,246)    (5,668,246)    (1,616,727)   (1,616,727)    (5,530,606)   (5,530,606)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding       $     24,153         24,153    $   119,776       119,776    $   170,710       170,710
====================================================================================================================================

                                                                            Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $ 10,985,282     10,985,282    $ 2,838,587     2,838,587    $ 9,562,850     9,562,850
Shares issued in reinvestment of
  distributions                                     54,114         54,114          5,041         5,041         36,706        36,706
Shares redeemed                                (11,406,802)   (11,406,802)   $(3,091,819)   (3,091,819)    (9,674,902)   (9,674,902)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding       $   (367,406)      (367,406)   $  (248,191)     (248,191)   $   (75,346)      (75,346)
====================================================================================================================================

FEDERAL MONEY MARKET FUND II

------------------------------------------------------------------------------------------------------------------------------------
                                                     Vista                  Premier                 Institutional       Reserve *
------------------------------------------------------------------------------------------------------------------------------------
                                                Amount    Shares      Amount       Shares        Amount       Shares  Amount  Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                              $   708,872     708,872   $ 289,945      289,945   $ 2,115,267    2,115,267     $ 2       2
Shares issued in reinvestment of
  distributions                               10,784      10,784       6,711        6,711         2,335        2,335      24      24
Shares redeemed                             (623,235)   (623,235)   (263,210)    (263,210)   (1,497,910)  (1,497,910)     --      --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                            $    96,421      96,421   $  33,446       33,446   $   619,692      619,692     $26      26
====================================================================================================================================

                                                                       Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                              $ 1,370,953   1,370,953   $ 373,817      373,817   $ 2,941,384    2,941,384     $ 1       1
Shares issued in reinvestment of
  distributions                               22,852      22,852      13,241       13,241         4,454        4,454      --      --
Shares redeemed                           (1,367,229) (1,367,229)   (406,427)    (406,427)   (2,907,355)  (2,907,355)     --      --
Net increase (decrease) in Fund shares
------------------------------------------------------------------------------------------------------------------------------------
  outstanding                            $    26,576      26,576   $ (19,369)     (19,369)  $    38,483       38,483     $ 1       1
====================================================================================================================================

* Reserve Shares commencement of offering, 7/31/00.

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

PRIME MONEY MARKET FUND II

------------------------------------------------------------------------------------------------------------------------------------
                                                       Vista                         Premier                      Institutional
------------------------------------------------------------------------------------------------------------------------------------
                                                Amount         Shares          Amount         Shares          Amount         Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                               $ 17,566,582     17,566,583    $  9,233,024      9,232,997    $ 60,264,436     60,264,436
Shares issued in connection with the
acquisition of Chase Vista Cash
Management Fund (Note 5)                     6,779,514      6,780,303         383,301        383,300       3,332,910      3,333,131
Shares issued in connection with the
acquisition of Chase Money Market
Fund (Note 5)                                    5,523          5,523         106,515        106,491              --             --
Shares issued in reinvestment of
distributions                                  137,134        137,134          29,242         29,242         268,238        268,238
Shares redeemed                            (15,754,899)   (15,754,899)     (9,534,082)    (9,534,082)    (55,958,220)   (55,958,218)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding   $  8,733,854      8,734,644    $    218,000        217,948    $  7,907,364      7,907,587
====================================================================================================================================

                                                                         Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                               $  7,131,346      7,131,346    $ 13,034,051     13,034,051    $ 82,896,178     82,896,178
Shares issued in reinvestment of
distributions                                   39,797         39,797          37,777         37,777         352,349        352,349
Shares redeemed                             (6,207,576)    (6,207,576)    (12,325,229)   (12,325,229)    (81,986,141)   (81,986,141)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding   $    963,567        963,567    $    746,599        746,599    $  1,262,386      1,262,386
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                       Reserve *                        B                               C
------------------------------------------------------------------------------------------------------------------------------------
                                                Amount         Shares          Amount         Shares          Amount         Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                               $        122            122    $     52,684         52,684    $      1,076          1,076
Shares issued in reinvestment of
distributions                                       --             --             280            280               3              3
Shares redeemed                                     --             --         (51,409)       (51,409)           (814)          (814)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding   $        122            122    $      1,555          1,555    $        265            265
====================================================================================================================================

                                                                       Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                               $          1              1    $    135,290        135,290    $      7,817          7,817
Shares issued in reinvestment of
distributions                                       --             --             806            806               8              8
Shares redeemed                                     --             --        (161,484)      (161,484)         (7,925)        (7,925)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
shares outstanding                        $          1              1    $    (25,388)       (25,388)   $       (100)          (100)
====================================================================================================================================

* Reserve Shares commencement of offering, 7/31/00.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

TAX FREE MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                 Vista                 Premier                Institutional            Reserve *
------------------------------------------------------------------------------------------------------------------------------------
                                          Amount       Shares      Amount     Shares        Amount       Shares    Amount     Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months Ended February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                          $ 1,393,591    1,393,591   $ 143,139    143,139   $ 2,747,117    2,747,117   $    --         --
Shares issued in reinvestment of
  distributions                            6,172        6,172         990        990         7,194        7,194        --         --
Shares redeemed                       (1,321,879)  (1,321,879)   (165,103)  (165,103)   (2,689,953)  (2,689,953)       --         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
  shares outstanding                 $    77,884       77,884   $ (20,974)   (20,974)  $    64,358       64,358   $    --         --
====================================================================================================================================

                                                                  Year Ended August 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                          $ 2,078,075    2,078,075   $ 343,481    343,481   $ 3,019,983    3,019,983   $     1          1
Shares issued in reinvestment of
  distributions                           12,007       12,007       2,982      2,982         9,475        9,475        --         --
Shares redeemed                       (1,949,740)  (1,949,740)   (356,488)  (356,488)   (2,865,404)  (2,865,404)       --         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
  shares outstanding                 $   140,342      140,342   $ (10,025)   (10,025)  $   164,054      164,054   $    1           1
====================================================================================================================================

* Reserve Shares commencement of offering, 7/31/00

NEW YORK TAX FREE MONEY MARKET FUND

------------------------------------------------------------------------------------
                                                Vista                 Reserve *
------------------------------------------------------------------------------------
                                          Amount       Shares      Amount     Shares
------------------------------------------------------------------------------------
                                              Six Months Ended February 28, 2001
------------------------------------------------------------------------------------
Shares sold                          $ 2,035,723    2,035,723   $      --         --
Shares issued in reinvestment of
  distributions                           20,268       20,268          --         --
Shares redeemed                       (1,665,727)  (1,665,727)         --         --
------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                        $   390,264      390,264   $      --         --
====================================================================================

                                               Year Ended August 31, 2000
------------------------------------------------------------------------------------
Shares sold                          $ 3,464,112    3,464,112   $       1          1
Shares issued in reinvestment of
  distributions                           37,398       37,398          --         --
Shares redeemed                       (3,174,889)  (3,174,889)         --         --
------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                        $   326,621      326,621   $       1          1
====================================================================================

* Reserve Shares commencement of offering, 7/31/00.

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

CALIFORNIA TAX FREE MONEY MARKET FUND

------------------------------------------------------------------------------------
                                                                  Vista
------------------------------------------------------------------------------------
                                                           Amount        Shares
------------------------------------------------------------------------------------
                                                  Six Months Ended February 28, 2001
------------------------------------------------------------------------------------
Shares sold                                             $ 148,497       148,497
Shares issued in reinvestment of distributions                457           457
Shares redeemed                                          (137,916)     (137,916)
------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  11,038        11,038
====================================================================================

                                                      Year Ended August 31, 2000
------------------------------------------------------------------------------------
Shares sold                                             $ 243,038       243,038
Shares issued in reinvestment of distributions                732           732
Shares redeemed                                          (233,891)     (233,891)
------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $   9,879         9,879
====================================================================================

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                       100% U.S. Treasury Securities Money Market Fund^
                                                      ------------------------------------------------------------------------------
                                                                               Vista Shares
                                                      ------------------------------------------------------------------------------
                                                      9/1/00                Year Ended August 31,              12/1/95++     9/1/00
                                                      Through    ----------------------------------------       Through      Through
                                                      2/28/01     2000        1999       1998        1997       8/31/96      2/28/01
                                                      -------    ------      ------     ------      ------     ---------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............    $ 1.00    $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00       $1.00
                                                       ------    ------      ------     ------      ------       ------       -----
Income from Investment Operations:
   Net Investment Income ..........................      0.03      0.05        0.04       0.05        0.05         0.04        0.03
   Less Dividends from Net
     Investment Income ............................      0.03      0.05        0.04       0.05        0.05         0.04        0.03
                                                       ------    ------      ------     ------      ------       ------       -----
Net Asset Value, End of Period ....................    $ 1.00    $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00       $1.00
                                                       ======    ======      ======     ======      ======       ======       =====
Total Return ......................................      2.79%     5.02%       4.31%      4.92%       4.87%        3.50%       2.84%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...........    $3,723    $3,535      $3,312     $3,051      $2,376       $1,672       $ 132
Ratios to Average Net Assets#:
   Expenses .......................................      0.59%     0.59%       0.59%      0.59%       0.59%        0.60%       0.48%
   Net Investment Income ..........................      5.54%     4.92%       4.15%      4.78%       4.74%        4.58%       5.65%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .........................      0.71%     0.71%       0.71%      0.71%       0.71%        0.68%       0.52%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..........      5.42%     4.80%       4.03%      4.66%       4.62%        4.50%       5.61%
====================================================================================================================================

                                                                  100% U.S. Treasury Securities Money Market Fund^
                                                               -----------------------------------------------------
                                                                             Premier Shares
                                                               -----------------------------------------------------
                                                                          Year Ended August 31,              6/3/96*
                                                               ----------------------------------------      Through
                                                               2000       1999        1998        1997       8/31/96
                                                               -----      -----       -----       -----      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............            $1.00      $1.00       $1.00       $1.00       $1.00
                                                               -----      -----       -----       -----       -----
Income from Investment Operations:
   Net Investment Income ..........................             0.05       0.04        0.05        0.05        0.01
   Less Dividends from Net
     Investment Income ............................             0.05       0.04        0.05        0.05        0.01
                                                               -----      -----       -----       -----       -----
Net Asset Value, End of Period ....................            $1.00      $1.00       $1.00       $1.00       $1.00
                                                               =====      =====       =====       =====       =====
Total Return ......................................             5.12%      4.40%       5.00%       4.91%       1.11%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...........            $ 116      $  24       $  22       $   6       $   1
Ratios to Average Net Assets#:
   Expenses .......................................             0.49%      0.50%       0.51%       0.55%       0.42%
   Net Investment Income ..........................             5.02%      4.22%       4.99%       4.80%       3.45%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .........................             0.53%      0.56%       0.78%       0.80%       0.42%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..........             4.98%      4.16%       4.72%       4.55%       3.45%
====================================================================================================================

++    In 1996, the Fund changed its fiscal year-end from November 30 to August
      31.
*     Commencement of offering of class of shares.
#     Short periods have been annualized.
^     Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                     Financial Highlights (unaudited)(continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                   100% U.S. Treasury Securities Money Market Fund^
                                                                                ----------------------------------------------------
                                                                                                Institutional Shares
                                                                                ----------------------------------------------------
                                                                               9/1/00           Year Ended August 31,        6/3/96*
                                                                               Through     ------------------------------    Through
                                                                               2/28/01     2000     1999     1998    1997    8/31/96
                                                                               -------     ----     ----     ----    ----    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........................................   $ 1.00     $1.00    $1.00   $ 1.00   $1.00   $1.00
                                                                                ------     -----    -----   ------   -----   -----
Income from Investment Operations:
   Net Investment Income ....................................................     0.03      0.05     0.05     0.05    0.05    0.01
   Less Dividends from Net Investment Income ................................     0.03      0.05     0.05     0.05    0.05    0.01
                                                                                ------     -----    -----   ------   -----   -----
Net Asset Value, End of Period ..............................................   $ 1.00     $1.00    $1.00   $ 1.00   $1.00   $1.00
                                                                                ======     =====    =====   ======   =====   =====
Total Return ................................................................     2.96%     5.38%    4.67%    5.30%   5.20%   1.23%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) .....................................   $1,722     $ 872    $ 895   $1,796   $  81   $   1
Ratios to Average Net Assets#:
   Expenses .................................................................     0.25%     0.25%    0.24%    0.21%   0.27%   0.21%
   Net Investment Income ....................................................     5.88%     5.26%    4.51%    5.13%   5.06%   3.65%
   Expenses Without Waivers, Reimbursements and Earnings Credits ............     0.34%     0.34%    0.32%    0.25%   0.27%   0.21%
   Net Investment Income Without Waivers, Reimbursements and Earnings Credits     5.79%     5.17%    4.43%    5.09%   5.06%   3.65%
====================================================================================================================================

*     Commencement of offering of class of shares.
#     Short periods have been annualized.
^     Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                         U.S. Government Money Market Fund^
                                                                               ---------------------------------------------------
                                                                                                       Vista Shares
                                                                               ---------------------------------------------------
                                                                               9/1/00               Year Ended August 31,
                                                                               Through    ----------------------------------------
                                                                               2/28/01    2000     1999     1998     1997     1996
                                                                               -------    ----     ----     ----     ----     ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ........................................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                                                ------   ------   ------   ------   ------   ------
Income from Investment Operations:
   Net Investment Income ....................................................     0.03     0.05     0.04     0.05     0.05     0.05
   Less Dividends from Net Investment Income ................................     0.03     0.05     0.04     0.05     0.05     0.05
                                                                                ------   ------   ------   ------   ------   ------
Net Asset Value, End of Period ..............................................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                                                ======   ======   ======   ======   ======   ======
Total Return ................................................................     2.91%    5.48%    4.55%    5.14%    5.04%    4.97%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) .....................................   $3,956   $3,398   $3,538   $3,033   $2,139   $2,057
Ratios to Average Net Assets#:
   Expenses .................................................................     0.59%    0.59%    0.59%    0.59%    0.59%    0.65%
   Net Investment Income ....................................................     5.78%    5.35%    4.46%    5.01%    4.93%    4.83%
   Expenses Without Waivers, Reimbursements and Earnings Credits ............     0.68%    0.69%    0.69%    0.70%    0.72%    0.73%
   Net Investment Income Without Waivers, Reimbursements and Earnings Credits     5.69%    5.25%    4.36%    4.90%    4.80%    4.75%
====================================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista U.S. Government Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                            U.S. Government Money Market Fund^
                                                 --------------------------------------------------------------
                                                                          Premier Shares
                                                 -------------------------------------------------------------
                                                  9/1/00                     Year Ended August 31,
                                                 Through       ---------------------------------------------
                                                 2/28/01       2000         1999      1998      1997      1996
                                                 -------       ----         ----      ----      ----      ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ......      $ 1.00       $ 1.00       $1.00     $ 1.00    $1.00     $1.00
                                                 ------       ------       -----     ------    -----     -----
Income from Investment Operations:
   Net Investment Income ..................        0.03         0.05        0.05       0.05     0.05      0.05
   Less Dividends from Net
     Investment Income ....................        0.03         0.05        0.05       0.05     0.05      0.05
                                                 ------       ------       -----     ------    -----     -----
Net Asset Value, End of Period ............      $ 1.00       $ 1.00       $1.00     $ 1.00    $1.00     $1.00
                                                 ======       ======       =====     ======    =====     =====
Total Return ..............................        2.98%        5.62%       4.70%      5.25%    5.08%     5.15%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...      $1,083       $1,134       $ 922     $1,084    $ 837     $ 802
Ratios to Average Net Assets#:
   Expenses ...............................        0.45%        0.45%       0.45%      0.48%    0.55%     0.55%
   Net Investment Income ..................        5.96%        5.50%       4.60%      5.12%    4.97%     5.04%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................        0.58%        0.58%       0.58%      0.60%    0.60%     0.59%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..        5.83%        5.37%       4.47%      5.00%    4.92%     5.00%
===============================================================================================================

                                                               U.S. Government Money Market Fund^
                                                 ----------------------------------------------------------
                                                                    Institutional Shares
                                                 ----------------------------------------------------------
                                                 9/1/00                  Year Ended August 31,
                                                 Through     ----------------------------------------------
                                                 2/28/01     2000      1999      1998      1997      1996
                                                 -------     ----      ----      ----      ----      ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ......       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                  ------    ------    ------    ------    ------    ------
Income from Investment Operations:
   Net Investment Income ..................         0.03      0.06      0.05      0.05      0.05      0.05
   Less Dividends from Net
     Investment Income ....................         0.03      0.06      0.05      0.05      0.05      0.05
                                                  ------    ------    ------    ------    ------    ------
Net Asset Value, End of Period ............       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                  ======    ======    ======    ======    ======    ======
Total Return ..............................         3.08%     5.83%     4.92%     5.51%     5.40%     5.45%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...       $3,708    $2,639    $2,913    $2,797    $2,955    $1,182
Ratios to Average Net Assets#:
   Expenses ...............................         0.26%     0.26%     0.25%     0.24%     0.24%     0.27%
   Net Investment Income ..................         6.09%     5.66%     4.80%     5.36%     5.29%     5.30%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................         0.32%     0.33%     0.31%     0.24%     0.24%     0.27%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..         6.03%     5.59%     4.74%     5.36%     5.29%     5.30%
===========================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista U.S. Government Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                               Treasury Plus Money Market Fund^
                                                 ---------------------------------------------------------
                                                                         Vista Shares
                                                 ---------------------------------------------------------
                                                 9/1/00              Year Ended August 31,        5/6/96*
                                                 Through    ----------------------------------    Through
                                                 2/28/01    2000      1999      1998      1997    8/31/96
                                                 -------    ----      ----      ----      ----    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                 ------    ------    ------    ------    ------    ------
Income from Investment Operations:
   Net Investment Income ..................        0.03      0.05      0.04      0.05      0.05      0.02
   Less Dividends from Net
     Investment Income ....................        0.03      0.05      0.04      0.05      0.05      0.02
                                                 ------    ------    ------    ------    ------    ------
Net Asset Value, End of Period ............      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                 ======    ======    ======    ======    ======    ======
Total Return ..............................        2.86%     5.29%     4.39%     5.05%     4.89%     1.50%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...      $1,391    $1,367    $1,734    $1,316    $1,606    $1,382
Ratios to Average Net Assets#:
   Expenses ...............................        0.59%     0.59%     0.59%     0.59%     0.59%     0.59%
   Net Investment Income ..................        5.70%     5.14%     4.27%     4.92%     4.79%     4.63%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................        0.70%     0.71%     0.69%     0.70%     0.70%     0.73%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..        5.59%     5.02%     4.17%     4.81%     4.68%     4.49%
==========================================================================================================

                                                          Treasury Plus Money Market Fund^
                                                 --------------------------------------------------
                                                                  Premier Shares
                                                 --------------------------------------------------
                                                 9/1/00               Year Ended August 31,
                                                 Through    ---------------------------------------
                                                 2/28/01    2000     1999    1998     1997     1996
                                                 -------    ----     ----    ----     ----     ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ......       $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                                  -----    -----    -----   -----    -----    -----
Income from Investment Operations:
   Net Investment Income ..................        0.03     0.05     0.04    0.05     0.05     0.05
   Less Dividends from Net
     Investment Income ....................        0.03     0.05     0.04    0.05     0.05     0.05
                                                  -----    -----    -----   -----    -----    -----
Net Asset Value, End of Period ............       $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                                  =====    =====    =====   =====    =====    =====
Total Return ..............................        2.93%    5.44%    4.54%   5.18%    4.98%    5.07%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...       $ 348    $ 228    $ 476   $ 155    $ 131    $ 106
Ratios to Average Net Assets#:
   Expenses ...............................        0.45%    0.45%    0.45%   0.46%    0.51%    0.52%
   Net Investment Income ..................        5.83%    5.28%    4.42%   5.06%    4.88%    4.85%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................        0.50%    0.51%    0.50%   0.50%    0.53%    0.63%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..        5.78%    5.22%    4.37%   5.02%    4.86%    4.74%
====================================================================================================

#     Short periods have been annualized.
*     Commencement of offering of class of shares.
^     Formerly Chase Vista Treasury Plus Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                          Treasury Plus Money Market Fund^
                                                                               ----------------------------------------------------
                                                                                                Institutional Shares
                                                                               ----------------------------------------------------
                                                                               9/1/00                 Year Ended August 31,
                                                                               Through     ----------------------------------------
                                                                               2/28/01     2000     1999     1998     1997     1996
                                                                               -------     ----     ----     ----     ----     ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ........................................   $ 1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                ------    -----    -----    -----    -----    -----
Income from Investment Operations:
   Net Investment Income ....................................................     0.03     0.06     0.05     0.05     0.05     0.05
   Less Dividends from Net Investment Income ................................     0.03     0.06     0.05     0.05     0.05     0.05
                                                                                ------    -----    -----    -----    -----    -----
Net Asset Value, End of Period ..............................................   $ 1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                ======    =====    =====    =====    =====    =====
Total Return ................................................................     3.04%    5.65%    4.75%    5.44%    5.24%    5.29%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) .....................................   $1,075    $ 904    $ 980    $ 876    $ 292    $ 189
Ratios to Average Net Assets#:
   Expenses .................................................................     0.25%    0.25%    0.24%    0.21%    0.26%    0.30%
   Net Investment Income ....................................................     6.02%    5.48%    4.61%    5.29%    5.16%    5.11%
   Expenses Without Waivers, Reimbursements and Earnings Credits ............     0.35%    0.36%    0.31%    0.25%    0.26%    0.38%
   Net Investment Income Without Waivers, Reimbursements and Earnings Credits     5.92%    5.37%    4.54%    5.25%    5.16%    5.03%
====================================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Treasury Plus Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                Federal Money Market Fund II^
                                               ----------------------------------------------------
                                                                       Vista Shares
                                               ----------------------------------------------------
                                               9/1/00                Year Ended August 31,
                                               Through    ----------------------------------------
                                               2/28/01    2000     1999     1998     1997     1996
                                               -------    ----     ----     ----     ----     ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ......     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                -----    -----    -----    -----    -----    -----
Income from Investment Operations:
   Net Investment Income ..................      0.03     0.05     0.04     0.05     0.05     0.05
   Less Dividends from Net
     Investment Income ....................      0.03     0.05     0.04     0.05     0.05     0.05
                                                -----    -----    -----    -----    -----    -----
Net Asset Value, End of Period ............     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                =====    =====    =====    =====    =====    =====
Total Return ..............................      2.83%    5.29%    4.46%    4.94%    4.91%    4.83%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...     $ 673    $ 576    $ 550    $ 359    $ 301    $ 353
Ratios to Average Net Assets#:
   Expenses ...............................      0.70%    0.70%    0.70%    0.70%    0.70%    0.70%
   Net Investment Income ..................      5.62%    5.17%    4.35%    4.88%    4.79%    4.79%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................      0.72%    0.75%    0.78%    0.84%    0.82%    0.93%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..      5.60%    5.12%    4.27%    4.74%    4.67%    4.56%
===================================================================================================

                                                           Federal Money Market Fund II^
                                               ---------------------------------------------------
                                                                Premier Shares
                                               ---------------------------------------------------
                                               9/1/00                Year Ended August 31,
                                               Through    ----------------------------------------
                                               2/28/01    2000     1999     1998     1997     1996
                                               -------    ----     ----     ----     ----     ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ......     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                -----    -----    -----    -----    -----    -----
Income from Investment Operations:
   Net Investment Income ..................      0.03     0.05     0.05     0.05     0.05     0.05
   Less Dividends from Net
     Investment Income ....................      0.03     0.05     0.05     0.05     0.05     0.05
                                                -----    -----    -----    -----    -----    -----
Net Asset Value, End of Period ............     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                =====    =====    =====    =====    =====    =====
Total Return ..............................      2.94%    5.50%    4.67%    5.22%    5.12%    5.14%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...     $ 312    $ 279    $ 298    $ 313    $ 400    $ 249
Ratios to Average Net Assets#:
   Expenses ...............................      0.48%    0.50%    0.50%    0.50%    0.50%    0.50%
   Net Investment Income ..................      5.84%    5.35%    4.56%    5.07%    5.01%    4.99%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................      0.48%    0.50%    0.50%    0.51%    0.52%    0.52%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..      5.84%    5.35%    4.56%    5.06%    4.99%    4.97%
===================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Federal Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                          Federal Money Market Fund II^
                                                ---------------------------------------------------------------------------
                                                                 Institutional Shares                      Reserve Shares
                                                ---------------------------------------------------     -------------------
                                                9/1/00               Year Ended August 31,              9/1/00      7/31/00*
                                                Through   -----------------------------------------     Through     Through
                                                2/28/01   2000      1999     1998     1997     1996     2/28/01     8/31/00
                                                -------   ----      ----     ----     ----     ----     -------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $    1.00     $1.00
                                                 -----    -----    -----    -----    -----    -----    ---------     -----
Income from Investment Operations:
   Net Investment Income ..................       0.03     0.06     0.05     0.05     0.05     0.05         0.03      0.01
   Less Dividends from Net
     Investment Income ....................       0.03     0.06     0.05     0.05     0.05     0.05         0.03      0.01
                                                 -----    -----    -----    -----    -----    -----    ---------     -----
Net Asset Value, End of Period ............      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $    1.00     $1.00
                                                 =====    =====    =====    =====    =====    =====    =========     =====
Total Return ..............................       3.05%    5.75%    4.92%    5.46%    5.35%    5.35%        2.78%     0.49%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ...      $ 907    $ 287    $ 248    $ 198    $ 131    $ 141    $        +    $    +
Ratios to Average Net Assets#:
   Expenses ...............................       0.26%    0.26%    0.26%    0.27%    0.27%    0.30%        0.83%     0.79%
   Net Investment Income ..................       6.05%    5.61%    4.79%    5.32%    5.23%    5.20%        5.47%     5.08%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits .................       0.33%    0.34%    0.34%    0.27%    0.27%    0.30%     1873.84%     1.44%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits ..       5.98%    5.53%    4.71%    5.32%    5.23%    5.20%    (1867.54%)    4.43%
===========================================================================================================================

*     Commencement of offering of class of shares.
#     Short periods have been annualized.
+     Amount rounds to less than one million.
^     Formerly Chase Vista Federal Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                   Prime Money Market Fund II^
                                                                  ----------------------------------------------------------
                                                                                         Premier Shares
                                                                  ----------------------------------------------------------
                                                                  9/1/00                  Year Ended August 31,
                                                                  Through      ---------------------------------------------
                                                                  2/28/01      2000       1999      1998     1997      1996
                                                                  -------      ----       ----      ----     ----      -----
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........................    $ 1.00     $ 1.00     $ 1.00     $1.00    $1.00    $1.00
                                                                   ------     ------     ------     -----    -----    -----
Income from Investment Operations:
  Net Investment Income .......................................      0.03       0.06       0.05      0.05     0.05     0.05
    Less Dividends from Net Investment Income .................      0.03       0.06       0.05      0.05     0.05     0.05
                                                                   ------     ------     ------     -----    -----    -----
Net Asset Value, End of Period ................................    $ 1.00     $ 1.00     $ 1.00     $1.00    $1.00    $1.00
                                                                   ======     ======     ======     =====    =====    =====
Total Return ..................................................      3.06%      5.81%      4.90%     5.44%    5.34%    5.32%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions) ........................    $2,059     $1,841     $1,094     $ 590    $ 499    $ 419
Ratios to Average Net Assets:#
  Expenses ....................................................      0.45%      0.45%      0.45%     0.45%    0.45%    0.45%
  Net Investment Income .......................................      6.04%      5.67%      4.77%     5.29%    5.17%    5.18%
  Expenses Without Waivers, Reimbursements and Earnings Credits      0.48%      0.49%      0.49%     0.51%    0.53%    0.51%
  Net Investment Income Without Waivers, Reimbursements and
    Earnings Credits ..........................................      6.01%      5.63%      4.73%     5.23%    5.09%    5.12%
============================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                      Prime Money Market Fund II^
                                                                   --------------------------------------------------------------
                                                                                         Institutional Shares
                                                                   --------------------------------------------------------------
                                                                    9/1/00                    Year Ended August 31,
                                                                   Through       ------------------------------------------------
                                                                   2/28/01       2000       1999       1998       1997      1996
                                                                   -------       ----       ----       ----       ----      -----
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........................   $  1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $1.00
                                                                   -------      ------     ------     ------     ------     -----
Income from Investment Operations:
   Net Investment Income .......................................      0.03        0.06       0.05       0.06       0.05      0.05
     Less Dividends from Net Investment Income .................      0.03        0.06       0.05       0.06       0.05      0.05
                                                                   -------      ------     ------     ------     ------     -----
Net Asset Value, End of Period .................................   $  1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $1.00
                                                                   =======      ======     ======     ======     ======     =====
Total Return ...................................................      3.15%       6.01%      5.10%      5.65%      5.49%     5.51%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ........................   $17,338      $9,430     $8,161     $4,722     $1,348     $ 725
Ratios to Average Net Assets:#
   Expenses ....................................................      0.26%       0.26%      0.26%      0.24%      0.25%     0.26%
   Net Investment Income .......................................      6.23%       5.86%      4.96%      5.50%      5.37%     5.33%
   Expenses Without Waivers, Reimbursements and Earnings Credits      0.33%       0.33%      0.33%      0.24%      0.25%     0.26%
   Net Investment Income Without Waivers, Reimbursements and
     Earnings Credits ..........................................      6.16%       5.79%      4.89%      5.50%      5.37%     5.33%
==================================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                Prime Money Market Fund II^
                                                                  ---------------------------------------------------
                                                                                        B Shares
                                                                  ---------------------------------------------------
                                                                   9/1/00            Year Ended August 31,
                                                                  Through   -----------------------------------------
                                                                  2/28/01   2000     1999     1998     1997      1996
                                                                  -------   -----    -----    -----    -----    -----
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........................    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                   -----    -----    -----    -----    -----    -----

Income from Investment Operations:
  Net Investment Income .......................................     0.03     0.05     0.04     0.05     0.04     0.04
    Less Dividends from Net Investment Income .................     0.03     0.05     0.04     0.05     0.04     0.04
                                                                   -----    -----    -----    -----    -----    -----
Net Asset Value, End of Period ................................    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                   =====    =====    =====    =====    =====    =====
Total Return ..................................................     2.66%    4.97%    4.07%    4.60%    4.33%    4.25%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions) ........................    $  12    $  11    $  36    $  29    $  10    $  16
Ratios to Average Net Assets:#
  Expenses ....................................................     1.24%    1.25%    1.25%    1.25%    1.35%    1.47%
  Net Investment Income .......................................     5.25%    4.87%    4.00%    4.49%    4.27%    4.17%
  Expenses Without Waivers, Reimbursements and Earnings Credits     1.25%    1.27%    1.47%    1.50%    1.53%    1.71%
  Net Investment Income Without Waivers, Reimbursements and
    Earnings Credits ..........................................     5.24%    4.85%    3.78%    4.24%    4.09%    3.93%
======================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                 Prime Money Market Fund II^
                                               -------------------------------------------------------------------------------------
                                                          C Shares                           Vista Shares             Reserve Shares
                                               ------------------------------------   --------------------------   -----------------
                                                                                                Year
                                               9/1/00      Year Ended      5/14/98*   9/1/00    Ended   10/1/98*   9/1/00   7/31/00*
                                               Through  -----------------  Through    Through  -------  Through    Through  Through
                                               2/28/01  8/31/00   8/31/99  8/31/98    2/28/01  8/31/00   8/31/99   2/28/01  8/31/00
                                               -------  -------   -------  -------    -------  -------   -------   -------  -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........  $1.00    $1.00     $1.00     $1.00   $  1.00    $ 1.00    $1.00   $   1.00   $1.00
                                                -----    -----     -----     -----   -------    ------    -----   --------   -----
Income from Investment Operations:
   Net Investment Income .....................   0.03     0.05      0.04      0.01      0.03      0.06     0.04       0.03    0.01
     Less Dividends from Net Investment Income   0.03     0.05      0.04      0.01      0.03      0.06     0.04       0.03    0.01
                                                -----    -----     -----     -----   -------    ------    -----   --------   -----
Net Asset Value, End of Period ...............  $1.00    $1.00     $1.00     $1.00   $  1.00    $ 1.00    $1.00   $   1.00   $1.00
                                                =====    =====     =====     =====   =======    ======    =====   ========   =====
Total Return .................................   2.68%    4.95%     3.85%     1.29%     2.99%     5.65%    4.26%      2.88%   0.50%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ......  $    +   $    +    $    +    $    +  $10,209    $1,475    $ 515   $       +  $    +
Ratios to Average Net Assets:#
   Expenses ..................................   1.24%    1.26%     1.45%     1.50%     0.59%     0.59%    0.59%      0.80%   0.79%
   Net Investment Income .....................   5.25%    4.86%     3.75%     4.21%     5.90%     5.53%    4.61%      5.69%   5.33%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits ....................   1.25%    1.26%     1.45%     1.50%     0.60%     0.61%    0.72%    700.65%   1.45%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits .....   5.24%    4.86%     3.75%     4.21%     5.89%     5.51%    4.48%   (694.16%)  4.67%
====================================================================================================================================

#     Short periods have been annualized.
*     Commencement of offering of classes of shares.
+     Amount rounds to less than one million.
^     Formerly Chase Vista Prime Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                Tax Free Money Market Fund^
                                                 ----------------------------------------------------------------------------------
                                                                       Vista Shares                               Reserve Shares
                                                 --------------------------------------------------------      --------------------
                                                 9/1/00                   Year Ended August 31,                 9/1/00     7/31/00*
                                                 Through     --------------------------------------------      Through     Through
                                                 2/28/01     2000       1999    1998      1997       1996      2/28/01     8/31/00
                                                 -------     ----       ----    ----      ----       ----      -------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00         $1.00     $1.00
                                                   -----     -----     -----    -----     -----     -----         -----     -----
Income from Investment Operations:
  Net Investment Income ......................      0.02      0.03      0.03     0.03      0.03      0.03          0.02        --
    Less Dividends from Net Investment Income       0.02      0.03      0.03     0.03      0.03      0.03          0.02        --
                                                   -----     -----     -----    -----     -----     -----         -----     -----
Net Asset Value, End of Period ...............     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00         $1.00     $1.00
                                                   =====     =====     =====    =====     =====     =====         =====     =====
Total Return .................................      1.78%     3.37%     2.73%    3.10%     3.12%     2.92%         1.68%     0.30%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions) .......     $ 973     $ 895     $ 754    $ 733     $ 566     $ 574         $    +    $    +
Ratios to Average Net Assets:#
  Expenses ...................................      0.59%     0.59%     0.59%    0.59%     0.59%     0.69%         0.83%     0.79%
  Net Investment Income ......................      3.56%     3.33%     2.68%    3.05%     3.08%     2.89%         3.33%     3.13%
  Expenses Without Waivers, Reimbursements and
    Earnings Credits .........................      0.70%     0.75%     0.73%    0.72%     0.73%     0.80%      1883.58%     1.44%
  Net Investment Income Without Waivers,
    Reimbursements and Earnings Credits ......      3.45%     3.17%     2.54%    2.92%     2.94%     2.78%     (1879.42%)    2.48%
===================================================================================================================================

*     Commencement of offering of class of shares.
#     Short periods have been annualized.
+     Amount rounds to less than one million.
^     Formerly Chase Vista Tax Free Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                            Tax Free Money Market Fund^
                                                                               ---------------------------------------------------
                                                                                                  Premier Shares
                                                                               ---------------------------------------------------
                                                                               9/1/00              Year Ended August 31,
                                                                               Through  ------------------------------------------
                                                                               2/28/01  2000     1999     1998     1997      1996
                                                                               -------  ----     ----     ----     ----     ------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........................................   $1.00   $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                -----   -----    -----    -----    -----    -----
Income from Investment Operations:
   Net Investment Income ....................................................    0.02    0.03     0.03     0.03     0.03     0.03
      Less Dividends from Net Investment Income .............................    0.02    0.03     0.03     0.03     0.03     0.03
                                                                                -----   -----    -----    -----    -----    -----
Net Asset Value, End of Period ..............................................   $1.00   $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                =====   =====    =====    =====    =====    =====
Total Return ................................................................    1.82%   3.41%    2.78%    3.17%    3.19%    3.12%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) .....................................   $  99   $ 120    $ 130    $ 133    $ 105    $ 145
Ratio to Average Net Assets:#
   Expenses .................................................................    0.51%   0.55%    0.54%    0.53%    0.53%    0.58%
   Net Investment Income ....................................................    3.66%   3.40%    2.74%    3.10%    3.13%    3.08%
   Expenses Without Waivers, Reimbursements and Earnings Credits ............    0.51%   0.59%    0.56%    0.53%    0.53%    0.73%
   Net Investment Income Without Waivers, Reimbursements and Earnings Credits    3.66%   3.26%    2.72%    3.10%    3.13%    2.93%
==================================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Tax Free Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                            Tax Free Money Market Fund^
                                                                              ----------------------------------------------------
                                                                                                Institutional Shares
                                                                              ----------------------------------------------------
                                                                              9/1/00              Year Ended August 31,
                                                                              Through   ------------------------------------------
                                                                              2/28/01   2000     1999     1998     1997      1996
                                                                              -------   -----    -----    -----    -----    ------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......................................   $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                               -----    -----    -----    -----    -----    -----
Income from Investment Operations:
  Net Investment Income ....................................................    0.02     0.04     0.03     0.03     0.04     0.03
     Less Dividends from Net Investment Income .............................    0.02     0.04     0.03     0.03     0.04     0.03
                                                                               -----    -----    -----    -----    -----    -----
Net Asset Value, End of Period .............................................   $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                               =====    =====    =====    =====    =====    =====
Total Return ...............................................................    1.95%    3.71%    3.07%    3.45%    3.45%    3.40%
Ratios/Supplemental Data:
  Net Assets, End of Period (millions) .....................................   $ 704    $ 640    $ 476    $ 410    $ 286    $ 149
Ratio to Average Net Assets:#
  Expenses .................................................................    0.26%    0.26%    0.26%    0.26%    0.26%    0.31%
  Net Investment Income ....................................................    3.88%    3.67%    3.01%    3.37%    3.41%    3.33%
  Expenses Without Waivers, Reimbursements and Earnings Credits ............    0.35%    0.39%    0.35%    0.26%    0.26%    0.31%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits    3.79%    3.54%    2.92%    3.37%    3.41%    3.33%
==================================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista Tax Free Money Market Fund.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           New York Tax Free Money Market Fund^
                                                  ---------------------------------------------------------------------------------
                                                                           Vista Shares                           Reserve Shares
                                                  ---------------------------------------------------------   ---------------------
                                                  9/1/00                 Year Ended August 31,                 9/1/00      7/31/00*
                                                  Through    ----------------------------------------------    Through     Through
                                                  2/28/01     2000       1999      1998      1997     1996     2/28/01     8/31/00
                                                  -------    ------     ------    ------     -----    -----   ----------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........    $ 1.00     $ 1.00     $ 1.00    $ 1.00     $1.00    $1.00      $1.00     $1.00
                                                  ------     ------     ------    ------     -----    -----      -----     -----
Income from Investment Operations:
   Net Investment Income .....................      0.02       0.03       0.03      0.03      0.03     0.03       0.02        --
     Less Dividends from Net Investment Income      0.02       0.03       0.03      0.03      0.03     0.03       0.02        --
                                                  ------     ------     ------    ------     -----    -----      -----     -----
Net Asset Value, End of Period ...............    $ 1.00     $ 1.00     $ 1.00    $ 1.00     $1.00    $1.00      $1.00     $1.00
                                                  ======     ======     ======    ======     =====    =====      =====     =====
Total Return .................................      1.72%      3.27%      2.66%     3.03%     3.02%    2.85%      1.62%     0.28%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) ......    $2,221     $1,831     $1,505    $1,372     $ 957    $ 890      $    +   $    +
Ratio to Average Net Assets:#
   Expenses ..................................      0.59%      0.59%      0.59%     0.59%     0.59%    0.74%       0.79%    0.79%
   Net Investment Income .....................      3.42%      3.24%      2.61%     2.97%     2.97%    2.79%       3.20%    3.04%
   Expenses Without Waivers, Reimbursements
     and Earnings Credits ....................      0.70%      0.70%      0.71%     0.72%     0.73%    0.83%    1884.09%    1.49%
   Net Investment Income Without Waivers,
     Reimbursements and Earnings Credits .....      3.31%      3.13%      2.49%     2.84%     2.83%    2.70%   (1880.10%)   2.34%
===================================================================================================================================

*     Commencement of offering of class of shares.
#     Short periods have been annualized.
+     Amount rounds to less than one million.
^     Formerly Chase Vista New York Tax Free Money Market Fund.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                        California Tax Free Money Market Fund^
                                                                               ----------------------------------------------------
                                                                                                    Vista Shares
                                                                               ----------------------------------------------------
                                                                               9/1/00              Year Ended August 31,
                                                                               Through   ------------------------------------------
                                                                               2/28/01   2000     1999     1998     1997      1996
                                                                               -------   ----     ----     ----     ----      -----
Per Share Operating Performance
   Net Asset Value, Beginning of Period .....................................   $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                -----    -----    -----    -----    -----    -----
Income from Investment Operations:
   Net Investment Income ....................................................    0.01     0.03     0.03     0.03     0.03     0.03
       Less Dividends from Net Investment Income ............................    0.01     0.03     0.03     0.03     0.03     0.03
                                                                                -----    -----    -----    -----    -----    -----
Net Asset Value, End of Period ..............................................   $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                                =====    =====    =====    =====    =====    =====
Total Return ................................................................    1.49%    3.00%    2.66%    2.97%    3.02%    3.06%
Ratios/Supplemental Data:
   Net Assets, End of Period (millions) .....................................   $  89    $  78    $  68    $  50    $  46    $  43
Ratio of Average Net Assets:#
   Expenses .................................................................    0.55%    0.55%    0.55%    0.55%    0.56%    0.56%
   Net Investment Income ....................................................    2.97%    3.03%    2.55%    2.89%    2.99%    3.03%
   Expenses Without Waivers, Reimbursements and Earnings Credits ............    0.81%    0.90%    0.94%    0.93%    0.86%    1.02%
   Net Investment Income Without Waivers, Reimbursements and Earnings Credits    2.71%    2.68%    2.16%    2.51%    2.69%    2.57%
===================================================================================================================================

#     Short periods have been annualized.
^     Formerly Chase Vista California Tax Free Money Markey Fund.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds

Funds Special Meeting of Shareholders (unaudited)

A Special Meeting of Shareholders was held on October 5, 2000 at 1211 Avenue of the Americas, New York, New York for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Prime Money Market Fund (the "acquiring fund") and Chase Vista Cash Management Fund (the "acquired fund"), each a series of Mutual Fund Trust. Under the Reorganization Plan, the acquired fund would transfer all of its asset and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. A majority of shareholders of Chase Vista Cash Management Fund approved the Reorganization Plan by the following vote:

                 For                             5,404,982,866
                 Against                            98,099,682
                 Abstain                           228,283,848

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Prime Money Market Fund (the "acquiring fund"), a series of Mutual Fund Trust, and Chase Money Market Fund (the "acquired fund"), a series of Mutual Fund Investment Trust. Under the Reorganization Plan, the acquired fund would transfer all of its asset and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. A majority of shareholders of Chase Money Market Fund approved the Reorganization Plan by the following vote:

                 For                               152,977,629
                 Against                               911,172
                 Abstain                             5,944,315

                      [This page intentionally left blank]

                                  ----------------------------------------------
                                  JPMorgan Money Market Funds Semi-Annual Report

INVESTMENT ADVISER

JPMorgan Fleming Asset
Management

ADMINISTRATOR, SHAREHOLDER AND
FUND SERVICING AGENT AND CUSTODIAN

The Chase Manhattan Bank

DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT

DST Systems, Inc.

LEGAL COUNSEL

Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

         (C) JPMorgan Chase & Co., 2001 All Rights Reserved. April 2001

                                                                      ANMM-2-401

--------------------------------------------------------------------------------
Semi-Annual Report February 28, 2001 (unaudited)

JPMorgan Tax Free Funds

Tax Free Income Fund
Intermediate Tax Free Income Fund
New York Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
California Intermediate Tax Free Fund

                                                           [LOGO]JPMorganFleming
                                                                Asset Management
--------------------------------------------------------------------------------

Contents

Letter to the Shareholders ................................................  1

JPMorgan Tax Free Income Fund Fund Commentary .............................  3

JPMorgan Intermediate Tax Free Income Fund Fund Commentary ................  5

JPMorgan New York Intermediate Tax Free Income Fund Fund Commentary .......  7

JPMorgan New Jersey Tax Free Income Fund Fund Commentary ..................  9

JPMorgan California Intermediate Tax Free Fund Fund Commentary ............ 11

Portfolio of Investments .................................................. 13

Financial Statements ...................................................... 47

Notes to Financial Statements ............................................. 53

Highlights

o The municipal bond market benefited from an influx of investors fleeing the volatile equity markets during the reporting period.

o     Lower interest rates led to strong total returns.

o The California electric utility deregulation crisis had an impact on the market, leading to sharp underperformance by California municipal securities.

              -----------------------------------------------------
              NOT FDIC INSURED | May lose value / No bank guarantee
              -----------------------------------------------------

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

--------------------------------------------------------------------------------
JPMorgan Tax Free Funds

LETTER TO THE SHAREHOLDERS

                                                                   April 9, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Tax Free Income Funds for the six-month period ended February 28, 2001. As you are aware, a historic merger was completed on December 31, 2000 between JPMorgan and The Chase Manhattan Corp., creating JPMorgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the outstanding resources of the combined entity, your Fund's Trustees approved the proposal to re-name your Funds on February 28, 2001 as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and the account privileges of your Fund will remain unchanged. Inside you'll find in-depth information on each of the tax-free funds along with updates from the portfolio management team.

As Economy Slows, Fixed Income Securities Rise

As the reporting period began in September, the formerly red-hot U.S. economy was showing definite signs of slowing following a series of interest rate increases by the Federal Reserve Board that began in June 1999. While the country was focused on the Presidential election campaign and post-election drama, the slowdown accelerated and broadened much faster than was anticipated by most economists and market analysts.

Investors who had come to favor equities over fixed income securities during the long bull market in stocks, particularly Nasdaq stocks, began to feel the pinch of the ongoing stock market correction in the fall. As they began to look for alternatives, the municipal bond market was a prime beneficiary. As 2000 drew to a close, the erratic supply of new issues in December sparked a sharp rise in municipal bond prices.

Investors Snap Up New Supply

With state and local governments looking to take advantage of the lower interest rate environment to issue and refund municipal bonds, long-term issuance was up 43% in the first two months of 2001 compared to the similar period in 2000. This new supply was met by investors, and over $2 billion flowed into long-term tax-free mutual funds. Of course, the market was further supported by the Fed's unexpected 50-basis point Fed Funds rate cut on January 3rd, a subsequent 50-basis point move at the end of January and the expectation that aggressive rate-cutting would continue.

While municipal finances across the country remained strong and credit concerns were generally subdued, the electric utility deregulation crisis in California led to a sharp selloff in California issues. After trading at a premium for years, California bonds lost significant ground in the first two months of 2001 and, as the period ended, were no longer trading

JPMorgan Tax Free Funds
--------------------------------------------------------------------------------

at lofty levels. While we are carefully monitoring the situation in California, in particular the impact of the new supply of General Obligation (GO) bonds that will likely have to be issued, we do not expect significant further deterioration relative to other states.

New Resources, Same Commitment

On behalf of the thousands of professionals working on your behalf, I thank you for the trust you have placed in us over the years and welcome you to the JPMorgan Family of Funds. We look forward to serving your investment needs for many years to come.

Sincerely yours,

/s/ George Gatch

George Gatch
Managing Director

--------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan Tax Free Income Fund, which seeks to provide tax-exempt income through higher-quality municipal bonds, had a total return of 5.42% (Class I shares, without sales charges) for the six months ended February 28, 2001. This compares to the 5.19% return from the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield.

Additionally, the management team maintained a longer-than-benchmark duration during almost all of the reporting period, which helped performance as interest rates fell given that longer-term securities fared better in the falling rate environment. To further benefit from falling rates, the management team moved out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity.

Having reduced exposure to California in November given what the management team considered to be overly rich price levels, the Fund was well positioned for the selloff in California bonds that accompanied the electric utility deregulation crisis. As the reporting period ended, the management team had begun switching from a focus on the 20-year portion of the yield curve to the 15-year area, effectively reducing the Fund's duration.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. With the view that the sweet spot on the yield curve will be in the 15-17 year range, the management team may reduce exposure to 30-year discount coupon bonds that have gone up significantly in value and focus on premium issues in the desired 15-17 year maturity range. Finally, the Fund's underweight exposure to California is slowly and carefully being increased given what are the most attractive relative yield levels seen in years, with a focus on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                  1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                          12.12%       5.57%       6.78%
    WITH SALES CHARGE                              7.13%       4.61%       6.29%
--------------------------------------------------------------------------------
  CLASS B SHARES
    WITHOUT CDSC                                  12.09%       5.57%       6.78%
    WITH CDSC                                      7.09%       5.25%       6.78%
--------------------------------------------------------------------------------
  CLASS I SHARES                                  12.12%       5.57%       6.78%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the ten-year period.

Returns for Class I shares include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns for Class I shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 2/16/01. Performance is based on the historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A and B Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan Intermediate Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan Intermediate Tax Free Income Fund had a total return of 4.72% (Class I shares, without sales charges) for the six months ended February 28, 2001. This compares to the 4.83% return of the Lehman Municipal Intermediate Mutual Fund Index and 4.64% from the Lehman Municipal Bond 3-10 Year Blend Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield.

Additionally, the management team maintained a longer-than-benchmark duration throughout most of the reporting period, which helped performance as interest rates fell given that longer-term securities fared better in the falling rate environment. To further benefit from falling rates, the management team moved out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity.

Having reduced exposure to California in November given what the management team considered to be overly rich price levels, the Fund was well positioned for the selloff in California bonds that accompanied the electric utility deregulation crisis. In the last two months of the reporting period, the management team further extended duration, selling bonds maturing in 2002/2003 and buying 13- to 16-year maturities.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. With the view that the sweet spot on the yield curve will be in the 15-year range, the management team will continue its focus in this area. The Fund's underweight exposure to California is slowly and carefully being increased given what are the most attractive relative yield levels seen in years, with a focus on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                                            10.07%         5.34%           6.70%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond 3-10 year Blend Index replicates the 3, 5, 7 and 10 year term investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan New York Intermediate Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide tax-exempt income through higher-quality, longer-term municipal bonds, had a total return of 5.02% (Class I shares, without sales charges) for the six months ended February 28, 2001. This compares to the 4.78% return of the Lehman Intermediate NY Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets during the first four months of the reporting period was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield. Although there was a brief supply bubble in early 2001 that caused a decompression in quality yields, it subsided rather quickly and the management team continued to upgrade quality, primarily by selling A-rated New York City General Obligation bonds and moving into insured bonds for minimal loss of yield.

The management team maintained a longer-than-benchmark duration in the first part of the reporting period, which helped performance as interest rates fell given that longer-term securities fared better in the falling rate environment. To further benefit from falling rates, the management team moved out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity. Duration was trimmed back in the latter part of the period as the management team focused on 15-20 year bonds at the expense of 30-year issues.

When the New York supply bulge arrived, the management team was able to capture the higher yields associated with the heavy issuance. It achieved this by selling Puerto Rico bonds which were trading at high levels in light of the California electric utility deregulation crisis. Puerto Rico bonds are free of state and local income taxes and benefited from investors looking to get out of California issues while maintaining state tax free income.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown and, therefore, anticipates maintaining a long duration relative to its new intermediate-term benchmark. With the view that the sweet spot on the yield curve will be in the 15-17 year range, the management team may further reduce exposure to longer-term discount coupon bonds that have gone up significantly in value and focus on premium issues in the desired 15-17 year maturity range.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                 1 YEAR      5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                          10.81%      5.44%      6.46%
    WITH SALES CHARGE                              5.83%      4.48%      5.97%
--------------------------------------------------------------------------------
  CLASS B SHARES
    WITHOUT CDSC                                  10.79%      5.44%      6.46%
    WITH CDSC                                      5.79%      5.11%      6.46%
--------------------------------------------------------------------------------
  CLASS I SHARES                                  10.81%      5.44%      6.46%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the ten-year period.

Returns for Class I shares include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns for Class I shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 2/16/01. Performance is based on the historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A and B Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charges, but includes reinvestment of all distributions. Comparison of Fund performance to the Lehman Intermediate New York Municipal Bond Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in New York intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan New Jersey Tax Free Income Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan New Jersey Tax Free Income Fund had a total return of 5.92% (Class A shares, without sales charges) for the six months ended February 28, 2001. This compares to the 4.67% return from the Lehman Quality Intermediate Index and the 5.19% return from the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. Therefore, a key aspect of management strategy involved upgrading quality and call protection, since the yield compression meant that the Fund could buy higher quality and better structured issues without giving up very much in terms of yield.

Additionally, the management team extended duration early in the reporting period to take advantage of falling interest rates that accompanied the U.S. economic slowdown. The Fund also sold Puerto Rico bonds which were trading at high levels in line with California issues in the latter part of 2000 (income from Puerto Rico bonds is exempt from California state income taxes). With the proceeds, the Fund purchased New Jersey bonds. To further benefit from falling rates, the management team began moving out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity. This focus on discount coupon bonds proved beneficial in late 2000 and throughout the first two months of 2001.

The Fund held its long duration into 2001 and continued to take advantage of high prices on Puerto Rico bonds by selling them and buying New Jersey bonds with 15- to 20-year maturities.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. With the view that the sweet spot on the yield curve will be in the 15-17 year range, the management team will continue its focus in the area.

JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                             1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                                             12.51%        5.24%          6.02%
--------------------------------------------------------------------------------

10-YEAR PERFORMANCE (2/28/91 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 2/28/91, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. Comparison of Fund performance to the Lehman Quality Intermediate Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in New Jersey tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan California Intermediate Tax Free Fund
         As of February 28, 2001 (Unaudited)

HOW THE FUND PERFORMED

JPMorgan California Intermediate Tax Free Fund, which seeks to provide tax-exempt income through high-quality municipal bonds, had a total return of 4.50% (Class A shares, without sales charges) for the six months ended February 28, 2001. This compares to the 3.86% return of the Lehman California Intermediate Municipal Bond Index.

HOW THE FUND WAS MANAGED

A major factor in the fixed income markets in the final four months of 2000 was the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. In late 2000, zero coupon bonds in the 10-15 year range had not compressed as much and, therefore, the management team focused its new purchases in these bonds. The Fund also sold some Puerto Rico and other territorial bonds (whose income is free of California state income taxes) to go back into some California issues that were cheaper on a relative basis. With the onset of the energy crunch in late 2000, the management team rotated out of the sector into more liquid names.

Moving into 2001, the Fund had a large cash position. This helped relative performance dramatically as the energy crunch turned into a full-scale crisis that caused California bonds to sharply underperform issues from other states. Fortunately, the Fund owned no California General Obligation (GO) bonds and therefore was able to avoid the worst of the crisis.

As California issues sold off, prices fell to relative levels not seen in many years, prompting the management team to begin carefully moving back into California issues using the proceeds from additional sales of Puerto Rico bonds. However, the Fund focused on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

LOOKING AHEAD

The management team expects the Federal Reserve Board to continue cutting short-term interest rates in light of the ongoing economic slowdown. While carefully monitoring the situation in California, the management team will look to continue to purchase California revenue bonds that have sold off along with other issues during the crisis but whose payment streams are far more secure. Accordingly, it is expected to continue to avoid General Obligation bonds which are likely to underperform as new supply is created to end the crisis.

JPMorgan California Intermediate Tax Free Fund
--------------------------------------------------------------------------------
As of February 28, 2001 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                         SINCE
                                                                       INCEPTION
                                                  1 YEAR    5 YEARS     7/16/93
--------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                          11.20%      5.65%      5.49%
    WITH SALES CHARGE                              6.23%      4.69%      4.85%
--------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (7/16/93 TO 2/28/01)

                               [GRAPHIC OMITTED]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%.

The graph illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 4.50% sales charge. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman California Intermediate Municipal Bond Index replicates the California intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in California intermediate-term, investment-grade municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- 97.4%
---------------------------------------------------------------------------------------------
                  Alabama -- 0.5%
     $ 4,000      Jefferson County, Alabama, Sewer, Ser. D, Warrants,
                    Rev., 5.75%, 02/01/22                                           $   4,165

                  Arizona -- 0.8%
       5,300      Pima County, Arizona, Unified School District No. 1,
                    Tucson, GO, 7.50%, 07/01/10                                         6,586

                  Arkansas -- 0.6%
       5,000      Arkansas State, Federal Highway Grant Anticipation,
                    Ser. A, GO, 5.25%, 08/01/05                                         5,297

                  California -- 9.7%
       2,000      California State, GO, 6.50%, 11/01/09                                 2,359
       1,000      California State, Ser. B, GO, 10.00%, 08/01/02                        1,091
       1,000      California State, Veterans Bonds, Ser. AM, GO, 9.00%,
                    10/01/05                                                            1,221
      21,000      California Statewide Communities Development
                    Authority, Sherman Oaks Project, Ser. A, Rev., 5.00%,
                    08/01/22                                                           20,889
       7,000      Corona, California, Public Financing Authority, Water
                    Utility Improvements, Rev., 4.75%, 09/01/28                         6,517
       1,000      Fullerton University Foundation, California, Auxiliary
                    Organization, Ser. A, Rev., 5.75%, 07/01/30                         1,062
      21,000      Los Angeles, California, Department of Water & Power,
                    Ser. A, Rev., 5.13%, 07/01/41                                      20,244
       4,000      Los Angeles, California, Harbor Department, Rev., ^,
                    7.60%, 10/01/18                                                     5,108
       1,235      Metropolitan Water District of Southern California,
                    Ser. A, GO, 5.25%, 03/01/14                                         1,303
       3,000      Modesto, California, Irrigation District Financing
                    Authority, Ser. A, Rev., 6.00%, 10/01/15                            3,279
       9,930      Pomona, California, Unified School District, Ser. A, GO,
                    6.15%, 08/01/15                                                    11,456
      13,600      San Joaquin Hills, California, Transportation Corridor
                    Agency, Cabs, Senior-Lien, Rev., ^, 0.00%, 01/01/24                 4,054
       2,800      South Orange County, California, Public Financing
                    Authority, Special Tax, Senior Lien, Ser. A, 6.20%,
                    09/01/13                                                            3,023
                                                                                    ---------
                                                                                       81,606

                  Colorado -- 2.7%
       1,190      Adams County, Colorado, School District No. 12, GO,
                    6.20%, 12/15/10                                                     1,262
       1,145      Colorado Water Resources & Power Development
                    Authority, Drinking Water, Ser. A, Rev., 5.25%,
                    09/01/11                                                            1,225
         360      Colorado Water Resources & Power Development
                    Authority, Drinking Water, Ser. A, Rev., 5.25%,
                    09/01/13                                                              380
       2,000      Denver, Colorado, City & County Airport,
                    Ser. A, Rev., 6.00%, 11/15/17                                       2,155
       1,000      Douglas County, Colorado, Sales & Use Tax, Open
                    Space, Rev., 5.35%, 10/15/14                                        1,048
       6,000      Garfield, Pitkin & Eagle Counties, Colorado, School
                    District No. Re 1 Roarge, GO, ^, 6.60%, 06/15/04                    6,599

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Colorado -- Continued
     $ 3,050      Platte River Power Authority, Colorado, Ser. DD, Rev.,
                    6.00%, 06/01/05                                                 $   3,300
       4,400      Platte River Power Authority, Colorado, Ser. DD, Rev.,
                    6.00%, 06/01/06                                                     4,818
       1,620      Platte River Power Authority, Colorado, Ser. DD, Rev.,
                    6.00%, 06/01/07                                                     1,790
                                                                                    ---------
                                                                                       22,577

                  Connecticut -- 0.7%
       4,455      Connecticut State Housing Finance Authority, Housing
                    Mortgage Finance Program, Ser. C1, Rev., 6.60%,
                    11/15/23                                                            4,625
       1,700      Mashantucket Western Pequot Tribe, Connecticut,
                    Special Obligation, Sub. Ser. A, Rev., 5.50%, 09/01/28              1,583
                                                                                    ---------
                                                                                        6,208

                  Delaware -- 0.7%
       5,000      Delaware State, Economic Development Authority,
                    Osteopathic Hospital Association of Delaware, Ser. A,
                    Rev., ^, 6.90%, 01/01/18                                            5,964

                  Florida -- 5.0%
       3,715      Broward County, Florida, Resource Recovery, SES
                    Broward Co. LP South Project, Rev., 7.95%, 12/01/08                 3,807
       2,200      Dade County, Florida, Special Obligation, Miami Beach
                    Convention Center Project, Special Tax, 8.63%, 12/01/07             2,664
       5,000      Daytona Beach, Florida, Water & Sewer, Ser. 1978, Rev.,
                    ^, 6.75%, 11/15/07                                                  5,331
       5,000      Florida State, Board of Education, Lottery, Ser. C, Rev.,
                    4.50%, 07/01/18                                                     4,578
       3,000      Florida State, Division of Bond Finance Dept., General
                    Services, Department of Environmental Protection,
                    Preservation 2000, Ser. A, Rev., 5.38%, 07/01/11                    3,224
       3,670      Greater Orlando Aviation Authority, Orlando, Florida,
                    Airport Facilities, Ser. A, Rev., 6.50%, 10/01/12                   3,880
       3,205      Hillsborough County, Florida, Aviation Authority,
                    Tampa International Airport, Ser. B, Rev., 6.00%,
                    10/01/18                                                            3,617
       3,800      Lakeland, Florida, Electric & Water, First Lien, Ser. B,
                    Rev., 6.05%, 10/01/14                                               4,356
       1,295      Orange County, Florida, Health Facilities Authority,
                    Ser. A, Rev., 6.25%, 10/01/12                                       1,490
       3,130      Orange County, Florida, Health Facilities Authority,
                    Ser. A, Rev., ^, 6.25%, 10/01/12                                    3,651
         680      Orange County, Florida, Health Facilities Authority,
                    Ser. C, Rev., 6.25%, 10/01/12                                         783
       1,630      Orange County, Florida, Health Facilities Authority,
                    Ser. C, Rev., ^, 6.25%, 10/01/12                                    1,901
       2,505      Orange County, Florida, Tourist Development, Ser. A,
                    GO, 6.50%, 10/01/10                                                 2,662
         495      Orange County, Florida, Tourist Development, Ser. A,
                    Rev., ^, 6.50%, 10/01/10                                              528
                                                                                    ---------
                                                                                       42,472


                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Georgia -- 6.4%
     $ 5,000      Burke County, Georgia, Development Authority PCR,
                    Oglethorpe Power Co., Rev., ^, 8.00%, 01/01/03                  $   5,531
      10,000      Dalton, Georgia, Development Authority, Rev., 5.50%,
                    08/15/26                                                           10,493
       7,645      De Kalb County, Georgia, Housing Authority, Apartment
                    Development, Fox Hollow Apartments, Rev., ^, 7.00%,
                    05/15/07                                                            8,836
       1,000      De Kalb County, Georgia, Water & Sewer Systems, Rev.,
                    5.25%, 10/01/11                                                     1,074
       7,000      Georgia Municipal Electric Authority, Power, Ser. Z, Rev.,
                    5.50%, 01/01/20                                                     7,467
          15      Georgia State, Residential Finance Authority, Single
                    Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                         15
       5,000      Metropolitan Atlanta Rapid Transit Authority, Georgia,
                    Sales Tax, Second Indenture, Ser. A, Rev., ^, 6.90%,
                    07/01/04                                                            5,594
      10,485      Metropolitan Atlanta Rapid Transit Authority, Georgia,
                    Sales Tax, Ser. P, Rev., 6.25%, 07/01/20                           12,154
       3,110      Savannah, Georgia, Economic Development Authority,
                    College of Art & Design Inc. Project, Rev., 6.60%,
                    10/01/15                                                            3,249
                                                                                    ---------
                                                                                       54,413

                  Hawaii -- 0.7%
       5,000      Honolulu, Hawaii, City & County, Ser. A, GO, 7.35%,
                    07/01/08                                                            5,961

                  Illinois -- 1.6%
          75      Chicago, Illinois, O'Hare International Airport, Ser. A,
                    Rev., 7.50%, 01/01/03                                                  76
       3,990      Cook County, Illinois, Community High School District
                    No. 219, Niles Township, GO, 8.00%, 12/01/15                        5,339
         862      Illinois Health Facilities Authority, Ser. A, Rev., ^, 7.90%,
                    08/15/03                                                              922
         892      Illinois Health Facilities Authority, Ser. A, Rev., ^, 7.90%,
                    08/15/03                                                              895
       3,250      Illinois Housing Development Authority, Multi-Family
                    Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16                         3,348
       2,425      Regional Transportation Authority, Illinois, Rev., 6.25%,
                    07/01/15                                                            2,806
                                                                                    ---------
                                                                                       13,386

                  Indiana -- 1.5%
      13,000      Indiana Health Facilities Financing Authority, Clarian
                    Health Obligation Group, Rev., 5.50%, 02/15/30                     13,128

                  Kentucky -- 1.1%
       8,000      Louisville & Jefferson County, Kentucky, Metropolitan
                    Sewer District, Sewer & Drain System, Ser. A, Rev., ^,
                    6.50%, 11/15/04                                                     8,922

                  Louisiana -- 1.1%
       2,000      Orleans Parish, Louisiana, School Board, Defeased,
                    Rev., ^, 8.85%, 02/01/06                                            2,439
       2,000      Orleans Parish, Louisiana, School Board, Defeased,
                    Rev., ^, 8.90%, 02/01/07                                            2,510
       4,000      Orleans Parish, Louisiana, School Board, GO, ^, 7.50%,
                    09/01/05                                                            4,610
                                                                                    ---------
                                                                                        9,559

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Massachusetts -- 2.3%
     $ 3,500      Chelsea, Massachusetts, School Project Loan Act of
                    1948, GO, ^, 6.50%, 06/15/04                                    $   3,871
       2,750      Haverhill, Massachusetts, Unlimited Tax, Ser. A, GO, ^,
                    7.00%, 06/15/02                                                     2,926
       9,000      Massachusetts State, Port Authority, Ser. B, Rev., 5.50%,
                    07/01/13                                                            9,420
       1,000      New England Education Loan Marketing Corp.,
                    Massachusetts Student Loan, Sub-Issue H, Rev., 6.90%,
                    11/01/09                                                            1,117
       2,015      South Essex, Massachusetts, Sewer District, Ser. B, GO,
                    ^, 6.75%, 06/01/04                                                  2,242
                                                                                    ---------
                                                                                       19,576

                  Michigan -- 0.2%
       1,000      Michigan State, Housing Development Authority,
                    Rental Housing, Ser. B, Rev., 7.55%, 04/01/23                       1,022
         500      Wayne County, Michigan, Building Authority, Ser. A, GO,
                    ^, 8.00%, 03/01/02                                                    532
                                                                                    ---------
                                                                                        1,554

                  Minnesota -- 1.2%
       2,670      Anoka-Hennepin, Minnesota, Independent School
                    District No. 11, Center Enhancement Program, Ser. A,
                    GO, 5.00%, 02/01/12                                                 2,771
       4,175      Anoka-Hennepin, Minnesota, Independent School
                    District No. 11, Center Enhancement Program, Ser. A,
                    GO, 5.00%, 02/01/13                                                 4,300
       2,845      Anoka-Hennepin, Minnesota, Independent School
                    District No. 11, Center Enhancement Program, Ser. A,
                    GO, 5.00%, 02/01/18                                                 2,842
                                                                                    ---------
                                                                                        9,913

                  Mississippi -- 0.7%
       5,500      Mississippi State, GO, 5.50%, 09/01/10                                6,002

                  Missouri -- 0.1%
       1,105      Sikeston, Missouri, Electric, Rev., 6.00%, 06/01/16                   1,250

                  Montana -- 0.3%
       2,320      Montana State, Long-Range Building Program, Ser. B,
                    GO, 4.50%, 08/01/15                                                 2,253

                  Nevada -- 0.0%
          65      Nevada Housing Division, Single Family Housing,
                  Ser. A-3, Rev., 8.20%, 10/01/19                                          67

                  New Hampshire -- 0.4%
       3,240      Manchester, New Hampshire, Housing & Redevelopment
                    Authority, Ser. A, Rev., 6.75%, 01/01/15                            3,495

                  New Jersey -- 3.9%
       4,200      Freehold, New Jersey, Regional High School, GO,
                    5.60%, 03/01/16                                                     4,464
       3,455      Middletown Township, New Jersey, Board of Education,
                    GO, ^, 5.80%, 08/01/07                                              3,814
       5,215      New Jersey Economic Development Authority,
                    Educational Testing Service, Ser. B, Rev., ^, 6.25%,
                    05/15/05                                                            5,811
       1,500      New Jersey Sports & Exposition Authority, Rev., ^,                    1,625
                    8.30%, 01/01/03

                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
     $ 2,905      New Jersey Sports & Exposition Authority, Ser. A, Rev.,
                    6.50%, 03/01/19                                                 $   3,039
         565      New Jersey Sports & Exposition Authority, Ser. A, Rev.,
                    ^, 6.50%, 03/01/02                                                    594
       1,500      New Jersey State, Educational Facilities Authority,
                    Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
                    07/01/28                                                            1,356
       5,000      New Jersey State, Highway Authority, Garden State
                    Parkway, Rev., 6.20%, 01/01/10                                      5,712
       1,000      New Jersey State, Transportation Trust Fund Authority,
                    Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15               1,112
       5,000      New Jersey State, Transportation Trust Fund Authority,
                    Transportation Systems, Ser. B, Rev., 6.50%, 06/15/10               5,873
                                                                                    ---------
                                                                                       33,400

                  New York -- 24.7%
       3,000      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., ^, 6.75%, 08/01/01                        3,103
         440      New York City, New York, IDA, Civic Facility, Mt. St.
                    Vincent College, Rev., 7.00%, 05/01/08                                468
       2,250      New York City, New York, IDA, IDR, Brooklyn Navy Yard
                    Cogen Partners Project, Rev., 5.75%, 10/01/36                       2,079
       3,500      New York City, New York, IDA, IDR, Brooklyn Navy Yard
                    Cogen Partners Project, Rev., 6.20%, 10/01/22                       3,535
       5,000      New York City, New York, IDA, Special Facilities, British
                    Airways PLC Project, Rev., 5.25%, 12/01/32                          4,493
       7,500      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Rev., 5.66%,
                    06/15/33                                                            7,714
       6,565      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev., 5.50%,
                    06/15/23                                                            6,670
       2,850      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev., 5.75%,
                    06/15/30                                                            2,988
       2,000      New York City, New York, Ser. A, GO, 5.38%, 08/01/15                  2,062
      12,000      New York City, New York, Ser. A, GO, 6.25%, 08/01/08                 13,363
       2,450      New York City, New York, Ser. A, GO, 6.25%, 08/01/09                  2,714
       4,000      New York City, New York, Ser. B, GO, 6.50%, 08/15/10                  4,668
       8,000      New York City, New York, Transitional Finance Authority,
                    Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/24                   8,256
       9,000      New York City, New York, Transitional Finance Authority,
                    Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/29                   9,264
       7,160      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 2, Rev., 5.00%, 07/01/18                  7,110
       5,000      New York State, Dorm Authority, City University System,
                    Ser. A, Rev., 5.75%, 07/01/13                                       5,572
       1,500      New York State, Dorm Authority, Nursing Home, Ser. A,
                    Rev., 5.50%, 08/01/30                                               1,530
       2,000      New York State, Dorm Authority, Pratt Institute, Rev.,
                    6.00%, 07/01/28                                                     2,135
       4,500      New York State, Dorm Authority, University of Rochester,
                    Ser. A, Rev., 6.40%, 07/01/13                                       4,898
       6,000      New York State, Energy Research & Development
                    Authority, PCR, Niagara Mohawk Power Corp., Ser. A,
                    Rev., 7.20%, 07/01/29                                               6,638

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 2,000      New York State, Environmental Facilities Corp., PCR,
                    Ser. B, Rev., 7.10%, 09/15/11                                  $    2,046
       2,650      New York State, Environmental Facilities Corp., PCR,
                    Ser. D, Rev., 6.85%, 11/15/11                                       2,968
       4,100      New York State, GO, ^, 6.30%, 09/15/02                                4,359
         435      New York State, Housing Finance Agency, Health
                    Facilities, Monroe County, Ser. A, Rev., 7.63%, 05/01/05              446
       4,000      New York State, Housing Finance Agency, State
                    University Construction, Ser. A, Rev., ^, 7.90%, 11/01/06           4,523
       5,500      New York State, Local Government Assistance Corp.,
                    Ser. C, Rev., ^, 7.00%, 04/01/01                                    5,628
       2,780      New York State, Medical Care Facilities Finance Agency,
                    Hospital and Nursing Home, Ser. C, Rev., ^, 6.25%,
                    08/15/12                                                            3,016
       2,000      New York State, Medical Care Facilities Finance Agency,
                    Special Obligation, Mental Health Services
                    Improvement Facilities, Ser. A, Rev., ^, 8.30%,
                    05/01/04                                                            2,261
      10,155      New York State, Mortgage Agency, Homeowner
                    Mortgage, Ser. 85, Rev., 5.70%, 10/01/17                           10,587
       5,000      New York State, Ser. F, GO, 5.25%, 09/15/10                           5,326
       2,500      New York State, Urban Development Corp., Correctional
                    Capital Facilities, Rev., 5.70%, 01/01/27                           2,597
       2,000      Niagara, New York, Frontier Transportation Authority,
                    Greater Buffalo International Airport, Ser. B, Rev.,
                    5.75%, 04/01/04                                                     2,106
       4,000      Port Authority of New York & New Jersey, Consolidated
                    Bonds 109th Ser., Rev., 5.38%, 01/15/32                             4,061
      11,500      Port Authority of New York & New Jersey, Consolidated
                    Bonds 114th Ser., Rev., 4.75%, 08/01/33                            10,727
       6,270      Port Authority of New York & New Jersey, Consolidated
                    Bonds 78th Ser., Rev., 6.50%, 04/15/11                              6,524
      26,000      Port Authority of New York & New Jersey, Consolidated
                    Bonds 93rd Ser., Rev., 6.13%, 06/01/94                             29,412
       9,000      Triborough Bridge & Tunnel Authority, New York,
                    Convention Center Project, Ser. E, Rev., 7.25%,
                    01/01/10                                                           10,374
       2,000      Utica, New York, IDA, Civic Facility,
                    Munson-Williams-Proctor Institute Project, Ser. A, Rev.,
                    5.38%, 07/15/19                                                     2,023
                                                                                    ---------
                                                                                      208,244

                  North Dakota -- 0.7%
       5,000      Mercer County, North Dakota, PCR, Antelope Valley
                    Station, Rev., 7.20%, 06/30/13                                      6,103

                  Ohio -- 3.1%
      11,000      Cleveland, Ohio, Public Power System, First Mortgage,
                    Ser. A, Rev., ^, 7.00%, 11/15/04                                   12,444
       2,000      Dublin, Ohio, Refunding & Public Improvement, Ser. A,
                    GO, 5.25%, 12/01/14                                                 2,093
      12,000      Hamilton County, Ohio, Sales Tax, Sub. Ser. B, Rev.,
                    Aaa, 5.25%, 12/01/32                                               12,044
                                                                                    ---------
                                                                                       26,581

                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Oklahoma -- 1.8%
     $ 1,960      Oklahoma Housing Finance Agency, Single Family
                    Housing, Ser. B-2, Rev., 6.80%, 09/01/26                        $   2,122
       7,500      Oklahoma State, Turnpike Authority, Second Ser., Ser. A,
                    Rev., 5.25%, 01/01/13                                               7,903
       5,000      Tulsa, Oklahoma, Metropolitan Utility Authority, Rev.,
                    5.75%, 09/01/19                                                     5,189
                                                                                    ---------
                                                                                       15,214

                  Oregon -- 3.3%
       5,780      Oregon State, Higher Education Building, Ser. A, GO, ^,
                    6.45%, 08/01/04                                                     6,346
      11,565      Portland, Oregon, Sewer Systems, Ser. A, Rev., 5.00%,
                    06/01/15                                                           11,688
       3,900      Salem, Oregon, Hospital Facilities Authority, Salem
                    Hospital, Rev., 5.25%, 08/15/14                                     3,987
       5,000      Washington County, Oregon, Sewer Agency, Senior Lien,
                    Ser. A, Rev., 5.75%, 10/01/10                                       5,561
                                                                                    ---------
                                                                                       27,582

                  Pennsylvania -- 2.4%
       2,255      Allegheny County, Pennsylvania, Hospital Development
                    Authority, South Hills Health, Ser. B, Rev., 6.75%,
                    05/01/25                                                            2,363
       1,000      Allegheny County, Pennsylvania, IDA, Health Care
                    Facilities, Presbyterian Senior Care, Rev., 5.75%,
                    01/01/23                                                              802
       3,190      Carbon County, Pennsylvania, IDA, Panther Creek
                    Partners Project, Rev., 6.65%, 05/01/10                             3,269
      13,500      Delaware Valley, Pennsylvania, Regional Finance
                    Authority, Local Government, Ser. A, Rev., 5.50%,
                    08/01/28                                                           14,172
                                                                                    ---------
                                                                                       20,606

                  Puerto Rico -- 6.1%
       5,655      Puerto Rico Commonwealth, GO, 6.00%, 07/01/16                         6,485
       5,000      Puerto Rico Commonwealth, Highway & Transportation
                    Authority, Ser. B, Rev., 6.00%, 07/01/39                            5,418
       1,500      Puerto Rico Commonwealth, Highway & Transportation
                    Authority, Ser. T, Rev., ^, 6.63%, 07/01/02                         1,589
          60      Puerto Rico Commonwealth, Urban Renewal & Housing
                    Corp., Rev., 7.88%, 10/01/04                                           61
      25,300      Puerto Rico Electric Power Authority, Ser. HH, Rev.,
                    5.25%, 07/01/29                                                    25,620
       5,000      Puerto Rico Electric Power Authority, Ser. Y, Rev.,
                    7.00%, 07/01/07                                                     5,869
       2,500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    6.00%, 08/01/15                                                     2,798
       3,000      Puerto Rico Public Buildings Authority, Government                    3,525
                    Facilities, Ser. A, Rev., 6.25%, 07/01/11
                                                                                    ---------
                                                                                       51,365

                       See notes to financial statements.

JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  South Carolina -- 1.3%
     $ 6,000      Richland County, South Carolina, School District No. 1,
                    GO, 4.63%, 03/01/22                                             $   5,519
         250      South Carolina State, Housing Finance & Development
                    Authority, Multi-Family Housing, Fairway Apartments
                    Project, Rev., 7.63%, 04/01/33                                        255
       5,000      South Carolina State, Public Service Authority, Ser. A,
                    Rev., 6.25%, 01/01/22                                               5,358
                                                                                    ---------
                                                                                       11,132

                  South Dakota -- 0.4%
       3,000      Heartland Consumers Power District, Rev., ^, 7.00%,
                    01/01/16                                                            3,543
         100      South Dakota Housing Development Authority,
                    Homeownership Mortgage, Ser. A, Rev., 5.88%,
                    05/01/12                                                              104
                                                                                    ---------
                                                                                        3,647

                  Tennessee -- 0.7%
       3,000      Knox County, Tennessee, Health, Educational &
                    Housing Facilities Board, University Health Systems
                    Inc., Rev., 5.63%, 04/01/29                                         2,798
       3,000      Metropolitan Government of Nashville & Davidson
                    Counties, Tennessee, Water & Sewer, Rev., 5.20%,
                    01/01/13                                                            3,174
                                                                                    ---------
                                                                                        5,972

                  Texas -- 10.3%
       6,500      Austin, Texas, Utility System, Rev., 6.00%, 11/15/13                  7,382
       2,000      Austin, Texas, Utility System, Ser. A, Rev., ^, 8.00%,
                    05/15/01                                                            2,020
       7,000      Dallas-Fort Worth, Texas, International Airport Facilities
                    Improvement Corp., American Airlines Inc., Rev., 6.38%,
                    05/01/35                                                            6,990
       2,115      Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
                    7.38%, 11/01/08                                                     2,375
       2,945      Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
                    7.38%, 11/01/09                                                     3,307
       2,000      Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
                    7.38%, 11/01/11                                                     2,236
       9,000      Houston, Texas, Airport Systems, Sub-Lien, Ser. B, Rev.,
                    5.50%, 07/01/30                                                     9,184
      59,100      Houston, Texas, Water & Sewer Systems, Capital
                    Appreciation, Junior Lien, Ser. A, Rev., 0.00%, 12/01/19           21,872
       2,500      Houston, Texas, Water Conveyance System, Ser. F,
                    COP, 7.20%, 12/15/05                                                2,835
       2,000      Houston, Texas, Water Conveyance System, Ser. F,
                    COP, 7.20%, 12/15/06                                                2,306
       2,400      Klein, Texas, Independent School District, Ser. A, GO,
                    5.00%, 08/01/17                                                     2,403
      10,000      Lewisville, Texas, Independent School District, GO,
                    5.00%, 08/15/17                                                     9,878
       5,000      Plano, Texas, Independent School District, GO, 5.25%,
                    02/15/15                                                            5,145
       8,500      Texas Water Development Board, State Revolving Fund,
                    Senior Lien, Ser. B, Rev., 5.13%, 07/15/18                          8,509
                                                                                    ---------
                                                                                       86,442

                       See notes to financial statements.

                                                   JPMorgan Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Utah -- 0.1%
     $ 1,000      Sevier County, Utah, Sevier School District, GO, ^,               $   1,116
                    9.20%, 05/01/03

                  Virgin Islands -- 0.3%
       3,000      Virgin Islands Public Finance Authority, Senior Lien,                 2,915
                    Ser. A, Rev., 5.50%, 10/01/22

                  Washington -- 0.0%
         250      Washington State, Public Power Supply System,                           289
                    Nuclear Project No. 1, Ser. B, Rev., 7.25%, 07/01/09
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                                824,962
                  (Cost $784,348)
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 2.4%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 1.3%
                  ----------------------------
                  California -- 0.0%
         100      California PCFA, Resource Recovery, OMS Equity                          100
                    Stanislaus Project, Rev., FRDO, 1.50%, 03/01/01
         100      Irvine Ranch, California, Water District, Consolidated                  100
                    Bonds, Rev., FRDO, 1.50%, 03/01/01
                                                                                     --------
                                                                                          200
                  New Jersey -- 0.1%
       1,000      New Jersey Economic Development Authority, El Dorado                  1,000
                    Terminals, Ser. B, Rev., FRDO, 2.80%, 03/01/01

                  Alabama  -- 1.2%
       4,000      Stevenson, Alabama, Industrial Development Board,                     4,000
                    Environmental Improvement, Mead Corp. Project, Ser. B,
                    Rev., FRDO, 3.15%, 03/01/01
       6,000      Stevenson, Alabama, Industrial Development Board,                     6,001
                    Environmental Improvement, The Mead Corp. Project,
                    Rev., FRDO, 3.15%, 03/01/01
                  ---------------------------------------------------------------------------
                  Total Municipal Securities                                           11,201
                  (Cost $11,201)
---------------------------------------------------------------------------------------------
      Shares

                  Money Market Funds -- 1.1%
                  --------------------------
       4,389      Provident Municipal Cash Money Market Fund                            4,389
       5,174      Provident Municipal Money Market Fund                                 5,174
                  ---------------------------------------------------------------------------
                  Total Money Market Funds                                              9,563
                  (Cost $9,563)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                         20,764
                  (Cost $20,764)
---------------------------------------------------------------------------------------------
                  Total Investments-- 99.8%                                          $845,726
                  (Cost $805,112)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Intermediate Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- 97.8%
---------------------------------------------------------------------------------------------
                  Alabama -- 1.8%
    $  8,485      Alabama State, Public School & College Authority,
                    Capital Improvement, Ser. D, Rev., 5.25%, 08/01/05             $    8,975
       2,650      Alabama State, Ser. A, GO, 5.50%, 10/01/02                            2,732
       1,000      Shelby County, Alabama, Board of Education, Capital
                    Outlay School Warrants, 5.70%, 02/01/09                             1,070
                                                                                   ----------
                                                                                       12,777

                  California -- 0.8%
       5,000      Los Angeles County, California, Public Works
                    Financing Authority, Regional Park & Open Space
                    District, Ser. A, Rev., ^, 6.00%, 10/01/04                          5,512

                  Colorado - 0.5%
       3,000      Eagle, Garfield & Routt Counties, Colorado, School
                    District No. Re 50J, GO, ^, 6.13%, 12/01/04                         3,311

                  Connecticut -- 0.7%
       4,735      Connecticut State, Special Tax Obligation,
                    Transportation Infrastructure, Ser. A, Rev., 5.40%,
                    06/01/09                                                            5,003

                  Delaware -- 0.5%
       3,000      Delaware Transportation Authority, Transportation
                    System, Rev., 6.00%, 07/01/05                                       3,252

                  Florida -- 1.2%
       2,000      Dade County, Florida, Aviation, Ser. B, Rev., 6.40%,
                    10/01/06                                                            2,204
       1,495      Florida State, Board of Education, Capital Outlay,
                    Public Education, Ser. B, GO, 5.25%, 06/01/12                       1,600
       2,000      Florida State, Department of Corrections,
                    Okeechobee Correctional, COP, 6.00%, 03/01/08                       2,172
       2,350      Miami-Dade County, Florida, Aviation, Ser. A, Rev.,
                    5.25%, 10/01/07                                                     2,487
                                                                                   ----------
                                                                                        8,463

                  Georgia -- 2.7%
       1,720      Forsyth County, Georgia, School District, GO, 5.00%,
                    07/01/12                                                            1,800
       5,000      Georgia Municipal Electric Authority, Ser. DD, Rev.,
                    7.00%, 01/01/08                                                     5,821
       5,000      Georgia State, Ser. B, GO, 6.25%, 04/01/04                            5,372
       2,000      Georgia State, Ser. D, GO, 6.00%, 10/01/04                            2,156
       3,700      Metropolitan Atlanta Rapid Transit Authority,
                    Georgia, Sales Tax, Second Indenture, Ser. A,
                    Rev., ^, 6.90%, 07/01/04                                            4,139
                                                                                   ----------
                                                                                       19,288

                  Hawaii -- 1.0%
       4,405      Hawaii State, Ser CK, GO, ^, 5.25%, 09/01/05                          4,675
       2,000      Honolulu, Hawaii, City & County, Ser. A, GO, 7.35%,
                    07/01/06                                                            2,313
                                                                                   ----------
                                                                                        6,988

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Illinois -- 11.1%
    $  1,245      Chicago, Illinois, Park District, Harbor Facilities, Rev.,
                    5.38%, 01/01/06                                                $    1,315
       1,500      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, Capital Improvement
                    Bonds, GO, ^, 7.00%, 01/01/08                                       1,746
      10,000      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, Capital Improvement, GO,
                    5.50%, 12/01/12                                                    10,896
       5,000      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, GO, 5.50%, 12/01/08                      5,437
      10,025      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, GO, 5.50%, 12/01/09                     10,918
       7,200      Chicago, Illinois, Metropolitan Water Reclamation
                    District, Greater Chicago, GO, 5.95%, 12/01/07                      7,987
       3,000      Chicago, Illinois, O'Hare International Airport, General
                    Airport, Second Lien, Ser. A, Rev., 6.75%, 01/01/06                 3,347
       6,055      Chicago, Illinois, O'Hare International Airport,
                    Passenger Facilities Charge, Ser. A, Rev., 5.38%,
                    01/01/07                                                            6,439
       1,000      Illinois Regional Transportation Authority, Ser. B, Rev.,
                    6.40%, 06/01/12                                                     1,165
       1,810      Illinois State, 1st Ser., GO, 5.25%, 08/01/05                         1,908
       2,565      Illinois State, 1st Ser., GO, 5.50%, 08/01/06                         2,751
       4,000      Illinois State, 1st Ser., GO, 5.50%, 08/01/07                         4,313
       5,485      Illinois State, GO, 5.25%, 04/01/04                                   5,713
       2,000      Illinois State, GO, 5.25%, 06/01/10                                   2,124
       1,320      Illinois State, GO, 5.50%, 08/01/06                                   1,405
      10,000      Illinois State, GO, 5.50%, 04/01/10                                  10,763
                                                                                   ----------
                                                                                       78,227

                  Indiana -- 3.2%
       2,600      Indiana Municipal Power Agency, Power Supply
                    Systems, Ser. B, Rev., 5.63%, 01/01/05                              2,757
       5,500      Indiana Municipal Power Agency, Power Supply
                    Systems, Ser. B, Rev., 5.80%, 01/01/08                              6,015
       2,485      Indiana State, Office Building Commission Facilities,
                    Ser. A, Rev., 5.00%, 07/01/04                                       2,576
       7,315      Indianapolis, Indiana, Gas Utility, Distribution Systems,
                    Ser. A, Rev., 5.75%, 08/15/08                                       8,030
       3,000      Indianapolis, Indiana, Local Public Improvement,
                    Bond Bank, Ser. A, Rev., 6.50%, 01/01/08                            3,397
                                                                                   ----------
                                                                                       22,775

                  Kansas -- 0.3%
       2,175      Kansas State, Department of Transportation, Highway,
                    Rev., 5.00%, 09/01/03                                               2,245

                  Kentucky -- 0.0%
         275      Owensboro, Kentucky, Electric Light & Power, Rev., ^,
                    10.50%, 01/01/04                                                      298

                  Louisiana -- 0.5%
       3,500      Lake Charles, Louisiana, Harbor & Terminal District,
                    Reynolds Metals Co. Project, Rev., 5.50%, 05/01/06                  3,571

                       See notes to financial statements.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Maryland -- 4.4%
    $  3,335      Maryland State, Stadium Authority, Rev., 5.75%,
                    12/15/08                                                       $    3,587
       3,535      Maryland State, Stadium Authority, Rev., 5.80%,
                    12/15/09                                                            3,796
      15,640      Maryland State, State & Local Facilities Loan,
                    Third Ser., GO, 5.80%, 10/15/08                                    16,769
       6,500      Maryland State, Transportation Authority,
                    Transportation Facilities Project, Rev., 5.80%,
                    07/01/06                                                            7,103
                                                                                   ----------
                                                                                       31,255

                  Massachusetts -- 4.2%
       5,000      Chelsea, Massachusetts, School Project Loan Act of
                    1948, GO, ^, 5.90%, 06/15/04                                        5,438
       2,045      Massachusetts Bay, Transportation Authority,
                    General Transportation Systems, Ser. A, Rev.,
                    5.50%, 03/01/14                                                     2,222
       3,000      Massachusetts State, Housing Finance Agency,
                    Residential Development, Ser. C, Rev., 6.45%,
                    05/15/04                                                            3,146
      10,000      Massachusetts State, Turnpike Authority, Ser. A,
                    Rev., ^, 5.00%, 01/01/13                                           10,446
       2,000      Massachusetts State, Water Resources Authority,
                    Ser. A, Rev., 5.50%, 08/01/13                                       2,185
       3,000      Massachusetts State, Water Resources Authority,
                    Ser. C, Rev., 5.25%, 12/01/15                                       3,177
       1,980      Southeastern, Massachusetts, University Building
                    Authority Project, Ser. A, Rev., 5.90%, 05/01/09                    2,138
       1,000      Southeastern, Massachusetts, University Building
                    Authority Project, Ser. A, Rev., 5.90%, 05/01/10                    1,076
                                                                                   ----------
                                                                                       29,828

                  Michigan -- 5.1%
       2,030      Michigan State, Environmental Protection Program,
                    GO, 5.50%, 11/01/04                                                 2,157
      10,750      Michigan State, Trunk Line, Ser. A, Rev., 5.25%,
                    11/01/13                                                           11,458
       4,000      Michigan State, Trunk Line, Ser. A, Rev., 5.25%,
                    11/01/15                                                            4,218
       3,565      Michigan State, Underground Storage Tank, Financial
                    Assurance Authority, Ser. I, Rev., 5.75%, 05/01/10                  3,824
      10,000      Wayne Charter County, Michigan, Airport, Ser. A,
                    Rev., 5.25%, 12/01/06                                              10,536
       3,780      Wayne Charter County, Michigan, Airport, Ser. A,
                    Rev., 5.50%, 12/01/07                                               4,046
                                                                                   ----------
                                                                                       36,239

                  Minnesota -- 0.5%
       3,000      University of Minnesota, Ser. A, Rev., 5.75%,
                    07/01/15                                                            3,316

                  Mississippi -- 0.9%
       4,000      Mississippi State, Capital Improvements Issue, Ser. I,
                    GO, 5.50%, 11/01/06                                                 4,312
       2,000      Mississippi State, GO, 5.75%, 12/01/12                                2,229
                                                                                   ----------
                                                                                        6,541

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Missouri -- 0.2%
    $  1,105      Missouri State, Environmental Improvement &
                    Energy Resources Authority, Water Pollution
                    Control & Drinking Water, State Revolving Funds
                    Program, Ser. B, Rev., 5.50%, 07/01/12                         $    1,209

                  Nebraska -- 0.4%
       2,635      American Public Energy Agency, Nebraska, Gas
                    Supply, Public Gas Agency Project, Ser. A, Rev.,
                    5.25%, 06/01/11                                                     2,637

                  Nevada -- 2.7%
       2,415      Henderson, Nevada, Water & Sewer, Ser. A, GO, 5.50%,
                    09/01/08                                                            2,614
       1,000      Nevada State, GO, 6.75%, 07/01/03                                     1,010
       1,000      Nevada State, Municipal Bond Bank, GO, ^, 7.20%,
                    11/01/04                                                            1,023
       1,000      Nevada State, Municipal Bond Bank,
                    Project No. 20-23A, GO, ^, 7.20%, 07/01/02                          1,008
       5,390      Nevada State, Ser. A, GO, 5.00%, 07/01/10                             5,629
       5,000      Nevada State, Ser. A, GO, 5.60%, 07/15/06                             5,299
       2,000      Nevada State, Ser. C, GO, 6.50%, 05/01/05                             2,197
                                                                                   ----------
                                                                                       18,780

                  New Jersey -- 8.8%
       3,245      Elizabeth, New Jersey, GO, 6.25%, 08/15/08                            3,576
      10,000      New Jersey Building Authority, State Building, Rev.,
                    5.75%, 06/15/09                                                    11,016
         955      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/08                                                            1,029
       8,800      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/09                                                            9,482
       7,000      New Jersey State, Transportation Trust Fund Authority,
                    Ser. B, Rev., 5.50%, 06/15/09                                       7,485
       3,660      New Jersey State, Transportation Trust Fund Authority,
                    Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15               4,069
       4,190      New Jersey State, Turnpike Authority, Rev., ^, 5.70%,
                    05/01/13                                                            4,536
         400      New Jersey State, Turnpike Authority, Rev., ^, 10.38%,
                    01/01/03                                                              436
       3,895      New Jersey State, Turnpike Authority, Ser. G, Rev., ^,
                    5.75%, 01/01/09                                                     4,214
       2,545      New Jersey Wastewater Treatment Trust, Ser. A, Rev.,
                    7.00%, 05/15/06                                                     2,910
       2,910      New Jersey Wastewater Treatment Trust, Ser. A, Rev.,
                    7.00%, 05/15/08                                                     3,428
       3,120      New Jersey Wastewater Treatment Trust, Ser. A, Rev.,
                    7.00%, 05/15/09                                                     3,724
       5,520      New Jersey Wastewater Treatment Trust, Ser. C, Rev.,
                    6.88%, 06/15/07                                                     6,382
                                                                                   ----------
                                                                                       62,287

                       See notes to financial statements.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Mexico -- 0.3%
    $  2,075      Gallup, New Mexico, PCR, Plains Electric Generation,
                    Rev., 6.40%, 08/15/05                                          $    2,181

                  New York -- 10.0%
       1,500      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., 5.50%, 12/01/13                              1,647
         155      New York State, Dorm Authority, Pooled Capital
                    Program, Rev., ^, 7.80%, 12/01/05                                     158
         770      New York State, Dorm Authority, St. John's University,
                    Rev., 6.70%, 07/01/04                                                 793
       2,800      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/06               2,994
       4,025      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/13               4,404
       1,500      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/13               1,643
       1,200      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, Ser. D, Rev., 6.55%,
                    03/15/08                                                            1,227
       4,915      New York State, Housing Finance Agency, Housing
                    Project Mortgage, Ser. A, Rev., 5.40%, 11/01/05                     5,201
          75      New York State, Medical Care Facilities, Finance
                    Agency, Rev., ^, 7.38%, 08/15/03                                       75
       6,000      New York State, Ser. B, GO, 5.60%, 08/15/07                           6,426
       5,000      New York State, Ser. B, GO, 5.70%, 08/15/10                           5,314
       4,000      New York State, Thruway Authority, Highway &
                    Bridge Trust Fund, Ser. A, Rev., ^, 5.60%, 04/01/04                 4,301
       5,700      New York State, Thruway Authority, Highway & Bridge
                    Trust Fund, Ser. B, Rev., ^, 6.00%, 04/01/04                        6,195
       5,000      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Rev., 5.10%, 04/01/08                       5,258
      10,000      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Rev., 5.20%, 04/01/09                      10,574
       7,500      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Rev., 5.25%, 04/01/03                       7,735
       3,910      Port Authority of New York & New Jersey,
                    Consolidated Bonds 112th Ser., Rev., 5.00%, 12/01/05                4,073
       1,500      Suffolk County, New York, IDA, IDR, Nissequogue
                    Cogen Partners Facility, Rev., 4.88%, 01/01/08                      1,457
         990      Westchester County, New York, IDA, Resource
                    Recovery, Resco Co. Project, Ser. A, Rev., 5.60%,
                    07/01/07                                                            1,045
                                                                                   ----------
                                                                                       70,520

                  Ohio -- 3.0%
       4,000      Montgomery County, Ohio, Solid Waste, Rev., 5.50%,
                    11/01/10                                                            4,267
       1,420      Ohio State, Building Authority, State Facilities,
                    Administration Building Fund, Ser. A, Rev., 6.00%,
                    10/01/06                                                            1,564
       3,360      Ohio State, Building Authority, State Facilities, Adult
                    Correctional, Ser. A, Rev., 5.75%, 10/01/08                         3,571
       5,000      Ohio State, Infrastructure Improvement, Ser. B, GO,
                    5.25%, 02/01/14                                                     5,309

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Ohio -- Continued
    $  6,000      Ohio State, Turnpike Commission, Ser. A, Rev., 5.40%,
                    02/15/09                                                       $    6,412
                                                                                   ----------
                                                                                       21,123

                  Oregon -- 1.3%
       5,300      Oregon State, State Board of Higher Education, Ser. A,
                    GO, ^, 6.00%, 08/01/06                                              5,925
       3,000      Washington County, Oregon, School District No. 3,
                    Hillsboro, GO, ^, 6.00%, 11/01/05                                   3,285
                                                                                   ----------
                                                                                        9,210

                  Pennsylvania -- 0.7%
       3,000      Carbon County, Pennsylvania, IDA, Panther Creek
                    Partners Project, Rev., 6.65%, 05/01/10                             3,074
       2,000      Pennsylvania State, Second Ser., GO, 5.00%, 08/01/09                  2,108
                                                                                   ----------
                                                                                        5,182

                  Puerto Rico -- 2.6%
      10,000      Puerto Rico Commonwealth, GO, 5.50%, 07/01/08                        10,998
       5,500      Puerto Rico Commonwealth, GO, 5.50%, 07/01/09                         6,072
       1,140      Puerto Rico Industrial, Medical & Environmental
                    PCFFA, Renasa Inc., Squibb Corp. Project, Rev.,
                    6.50%, 07/01/04                                                     1,143
                                                                                   ----------
                                                                                       18,213

                  Tennessee -- 0.9%
       5,335      Tennergy Corp., Tennessee, Gas, Rev., 5.00%,
                    06/01/09                                                            5,250
       1,000      Tennessee State, Ser. A, GO, 5.00%, 05/01/13                          1,044
                                                                                   ----------
                                                                                        6,294

                  Texas -- 12.1%
       2,000      Austin, Texas, Independent School District, Public
                    Property Finance, Contractual Obligation, GO, 5.25%,
                    02/01/08                                                            2,126
       5,255      Austin, Texas, Utility Systems, Rev., 5.80%,
                    11/15/06                                                            5,736
       3,000      Austin, Texas, Utility Systems, Rev., ^, 6.25%,
                    05/15/04                                                            3,235
       6,200      Dallas, Texas, Civic Center, Improvement, Rev., 5.25%,
                    08/15/07                                                            6,605
       4,845      Dallas, Texas, GO, 5.00%, 02/15/09                                    5,105
       6,220      Harris County, Texas, GO, 5.88%, 10/01/07                             6,856
       4,940      Houston, Texas, Ser. A, GO, 5.50%, 03/01/04                           5,172
       8,675      Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                           9,337
       4,975      Houston, Texas, Water & Sewer Systems, Ser. B, Rev.,
                    6.40%, 12/01/09                                                     5,297
       1,520      Katy, Texas, Independent School District, Ser. A, GO,
                    5.00%, 02/15/11                                                     1,585
       5,300      North East Independent School District, Texas, GO,
                    6.50%, 10/01/09                                                     6,126
       5,650      Texas State, Ser. A, GO, 6.00%, 10/01/05                              6,147
       7,500      Texas State, Ser. A, GO, 6.00%, 10/01/09                              8,431

                       See notes to financial statements.

JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Texas -- Continued
    $  1,320      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Rev., 6.20%, 07/15/05                       $    1,385
       4,700      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07                    4,946
       3,000      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09                    3,186
       1,000      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11                    1,084
       3,175      Texas Water Development Board, State Revolving
                    Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08                    3,391
                                                                                   ----------
                                                                                       85,750

                  Utah -- 1.7%
       3,800      Intermountain Power Agency, Utah, Power Supply,
                    Ser. B, Rev., 6.50%, 07/01/10                                       4,402
       2,850      Salt Lake City, Utah, GO, 5.50%, 06/15/11                             3,101
       3,915      Utah State, Building Ownership Authority, State
                    Facilities Master Lease Program, Ser. C, Rev., 5.50%,
                    05/15/08                                                            4,226
                                                                                   ----------
                                                                                       11,729

                  Vermont -- 1.8%
       4,100      Burlington, Vermont, Electric, Ser. A, Rev., 6.38%,
                    07/01/09                                                            4,702
       3,510      Vermont State, Ser. A, GO, ^, 6.40%, 01/15/05                         3,897
       3,510      Vermont State, Ser. A, GO, ^, 6.50%, 01/15/05                         3,909
                                                                                   ----------
                                                                                       12,508

                  Virgin Islands -- 1.6%
       2,500      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.63%, 10/01/10                     2,633
       5,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06                      5,172
       3,070      Virgin Islands Water & Power Authority, Electric
                    Systems, Rev., 5.25%, 07/01/07                                      3,151
                                                                                   ----------
                                                                                       10,956

                  Virginia -- 1.3%
       5,515      Chesapeake Bay Bridge & Tunnel Commission,
                    Virginia, General Resolution, Rev., 5.75%, 07/01/08                 5,968
       3,135      Virginia Commonwealth, Transportation Board,
                    Federal Highway Reimbursement Anticipation
                    Notes, Rev., 5.50%, 10/01/06                                        3,388
                                                                                   ----------
                                                                                        9,356

                  Washington -- 1.4%
       4,340      Grant County, Washington, Public Utilities District
                    No. 2, Electric, Ser. G, Rev., 5.25%, 01/01/08                      4,603
       5,000      Washington State, Ser. B, GO, 5.00%, 01/01/07                         5,237
                                                                                   ----------
                                                                                        9,840

                  Wisconsin -- 7.6%
       3,025      Milwaukee County, Wisconsin, Corporate Purpose,
                    Ser. A, GO, 5.38%, 09/01/05                                         3,210
       2,350      Milwaukee County, Wisconsin, Corporate Purpose,
                    Ser. A, GO, 5.63%, 09/01/10                                         2,558

                       See notes to financial statements.

                                      JPMorgan Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                             Value
---------------------------------------------------------------------------------------------
       Long-Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Wisconsin -- Continued
    $  5,000      Wisconsin State, Clean Water, Ser. 2, Rev., 5.50%,
                    06/01/11                                                       $    5,437
       6,545      Wisconsin State, Clean Water, Ser. 2, Rev., 5.50%,
                    06/01/14                                                            7,090
       3,585      Wisconsin State, Clean Water, Ser. 2, Rev., 6.13%,
                    06/01/06                                                            3,941
       6,000      Wisconsin State, GO, GO, 6.20%, 05/01/06                              6,618
       1,000      Wisconsin State, GO, 6.25%, 05/01/12                                  1,154
       2,775      Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                          2,928
       6,275      Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                          6,852
       5,000      Wisconsin State, Ser. 2, GO, 5.00%, 05/01/04                          5,184
       4,450      Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                          4,750
       4,040      Wisconsin State, Transportation, Ser. A, Rev., 5.00%,
                    07/01/05                                                            4,212
                                                                                   ----------
                                                                                       53,934
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                                690,598
                  (Cost $658,561)
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 1.2%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 0.1%
                  ----------------------------
                  California -- 0.1%
         100      California PCFA, Resource Recovery, OMS Equity
                    Stanislaus Project, Rev., FRDO, 1.50%, 03/01/01                       100
         500      Irvine Ranch, California, Water District, Capital
                    Improvement Project, COP, FRDO, 1.40%, 03/01/01                       500
         100      Irvine Ranch, California, Water District, District No. 105,
                    140, 240 & 250, GO, FRDO, 1.40%, 03/01/01                             100
         100      Irvine Ranch, California, Water District, District No. 182,
                    Ser. A, GO, FRDO, 1.40%, 03/01/01                                     100
         100      Los Angeles, California, Regional Airports
                    Improvement Corp., Terminal Facility, Los Angeles
                    International Airport, Rev., FRDO, 3.30%, 03/01/01                    100
                                                                                   ----------
                                                                                          900

                  New York -- 0.0%
         100      Port Authority of New York & New Jersey, Special
                    Obligation, Versatile Structure Obligation, Ser. 6,
                    Rev., FRDO, 3.00%, 03/01/01                                           100
---------------------------------------------------------------------------------------------
                  Total Municipal Securities                                            1,000
                  (Cost $1,000)
---------------------------------------------------------------------------------------------
       Shares
---------------------------------------------------------------------------------------------
                  Money Market Funds -- 1.1%
                  --------------------------
       3,654      Provident Municipal Cash Money Market Fund                            3,654
       3,876      Provident Municipal Money Market Fund                                 3,876
                  ---------------------------------------------------------------------------
                  Total Money Market Funds                                              7,530
                  (Cost $7,530)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          8,530
                  (Cost $8,530)
---------------------------------------------------------------------------------------------
                  Total Investments-- 99.0%                                          $699,128
                  (Cost $667,091)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- 86.7%
---------------------------------------------------------------------------------------------
                  New York -- 77.5%
     $ 2,000      Albany County, New York, Airport Authority, Rev.,
                    5.30%, 12/15/15                                                   $ 2,055
       1,120      Allegany County, New York, IDA, Civic Facility,
                    Alfred University, Rev., 5.25%, 08/01/11                            1,192
       1,290      Amherst, New York, IDA, Civic Facility, Faculty
                    Student Housing, Ser. B, Rev., 5.75%, 08/01/15                      1,411
       1,175      Amherst, New York, IDA, Civic Facility, Student
                    Housing Corp., Ser. A, Rev., 5.50%, 08/01/15                        1,251
       1,000      Amherst, New York, IDA, Civic Facility, Student
                    Housing Corp., Ser. B, Rev., 5.50%, 08/01/15                        1,065
         150      Arkport, New York, Central School District, GO,
                    5.20%, 06/15/09                                                       160
          50      Arkport, New York, Central School District, GO,
                    5.20%, 06/15/10                                                        53
         500      Attica, New York, Central School District, GO,
                    5.00%, 06/15/15                                                       507
         420      Barker, New York, Central School District, GO,
                    5.13%, 06/01/04                                                       438
         480      Barker, New York, Central School District, GO,
                    5.15%, 06/01/06                                                       507
       2,000      Battery Park City Authority, New York, Ser. A, Rev.,
                    5.50%, 11/01/26                                                     2,046
       1,040      Beacon, New York, City School District, GO, 5.50%,
                     07/15/11                                                           1,130
         250      Brentwood, New York, Union Free School District, GO,
                    5.63%, 06/15/11                                                       273
         100      Brentwood, New York, Union Free School District, GO,
                    5.63%, 06/15/12                                                       109
         650      Brentwood, New York, Union Free School District, GO,
                    5.63%, 06/15/13                                                       704
         590      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, 5.40%, 07/15/16                                         616
         305      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, 5.50%, 07/15/17                                         320
         375      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, 5.50%, 07/15/18                                         392
         250      Chenango Forks, New York, Central School District, GO,
                    5.63%, 06/15/11                                                       273
         850      Chenango Forks, New York, Central School District, GO,
                    5.70%, 06/15/12                                                       930
       1,655      Cleveland Hill, New York, Union Free School District,
                    Cheektowaga, GO, 5.50%, 10/15/13                                    1,775
       1,730      Cleveland Hill, New York, Union Free School District,
                    Cheektowaga, GO, 5.50%, 10/15/14                                    1,844
         175      Colonie, New York, Public Improvement, Ser. B, GO,
                    5.20%, 04/01/04                                                       182
         375      Colonie, New York, Public Improvement, Ser. B, GO,
                    5.20%, 04/01/05                                                       394
         185      East Meadow, New York, Fire District, GO, 5.30%,
                    04/01/04                                                              193
         250      East Meadow, New York, Fire District, GO, 5.30%,
                    04/01/05                                                              263
         250      East Meadow, New York, Fire District, GO, 5.30%,
                    04/01/06                                                              265

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $   885      Erie County, New York, Public Improvement, GO,
                    6.00%, 01/15/05                                                   $   919
         855      Erie County, New York, Ser. B, GO, 6.00%, 03/15/06                      889
       1,695      Erie County, New York, Water Authority,
                    Improvement & Extension, Rev., ^, 5.75%, 12/01/08                   1,815
       1,050      Goshen, New York, Central School District, GO,
                    5.00%, 06/15/16                                                     1,078
       1,050      Goshen, New York, Central School District, GO,
                    5.00%, 06/15/17                                                     1,071
       1,070      Lindenhurst, New York, Union Free School District, GO,
                    5.25%, 07/15/12                                                     1,132
       1,295      Lindenhurst, New York, Union Free School District, GO,
                    5.25%, 07/15/16                                                     1,341
       1,460      Lindenhurst, New York, Union Free School District, GO,
                    5.25%, 07/15/17                                                     1,500
       5,000      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., 5.50%, 12/01/11                              5,508
         405      Longwood Central School District at Middle Island,
                    New York, GO, 4.80%, 06/15/11                                         418
       1,290      Longwood Central School District at Middle Island,
                    New York, GO, 4.80%, 06/15/13                                       1,311
         525      Mahopac, New York, Central School District, Ser. B, GO,
                    5.60%, 06/15/14                                                       568
         815      Mahopac, New York, Central School District, Ser. B, GO,
                    5.60%, 06/15/15                                                       876
       1,090      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.38%, 06/15/09                                         1,179
       2,180      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.38%, 06/15/12                                         2,341
       2,485      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.40%, 06/15/13                                         2,653
       3,135      Massapequa, New York, Union Free School District,
                    Ser. A, GO, 5.70%, 06/15/16                                         3,374
         500      Metropolitan Transportation Authority, New York,
                    Commuter Facilities, Ser. B, Rev., 6.10%, 07/01/09                    565
       2,000      Metropolitan Transportation Authority, New York,
                    Dedicated Tax Fund, Ser. A, Rev., 5.50%, 04/01/16                   2,085
         200      Metropolitan Transportation Authority, New York,
                    Transportation Facilities, Ser. C, Rev., 4.75%, 07/01/16              197
         510      Metropolitan Transportation Authority, New York,
                    Transportation Facilities, Ser. C, Rev., 5.25%, 07/01/16              545
         550      Monroe County, New York, IDA, Public Improvement,
                    Canal Ponds Park, Ser. A, Rev., 7.00%, 06/15/13                       581
       1,050      Monroe County, New York, Public Improvement, GO,
                    4.50%, 06/01/09                                                     1,073
         775      Monroe County, New York, Public Improvement, GO,
                    4.50%, 06/01/10                                                       788
         100      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/01                                                       100
       1,230      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/12                                                     1,401
       1,000      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/14                                                     1,140

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,000      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/18                                                   $ 1,132
       1,000      Monroe County, New York, Public Improvement, GO,
                    6.00%, 03/01/19                                                     1,129
       1,020      Monticello, New York, Central School District, GO,,
                    5.63%, 06/15/06                                                     1,101
       2,400      Municipal Assistance Corp. for New York City, Ser. E,
                    Rev., 6.00%, 07/01/05                                               2,607
       6,740      Municipal Assistance Corp. for New York City, Ser. E,
                    Rev., 6.00%, 07/01/06                                               7,393
       6,500      Municipal Assistance Corp. for New York City, Ser. G,
                    Rev., 6.00%, 07/01/08                                               7,251
       2,000      Nassau County, New York, General Improvement,
                    Ser. Q, GO, 5.20%, 08/01/12                                         2,099
       1,800      Nassau County, New York, General Improvement,
                    Ser. R, GO, 5.13%, 11/01/03                                         1,870
       2,010      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., 5.00%, 07/01/03                           2,075
       1,705      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., 5.00%, 07/01/06                           1,791
       4,740      Nassau County, New York, IDA, Civic Facility, Hofstra
                    University Project, Rev., 5.25%, 07/01/09                           5,077
       1,000      Nassau County, New York, Ser. E, GO, 7.00%, 03/01/04                  1,077
         450      New York City, New York, IDA, Civic Facility,
                    Mt. St. Vincent College, Rev., 7.00%, 05/01/08                        479
       1,000      New York City, New York, IDA, Civic Facility, New School
                    for Social Research, Ser. A, Rev., 5.75%, 09/01/15                  1,057
       1,430      New York City, New York, IDA, Civic Facility, New York
                    Blood Center Inc. Project, Rev., ^, 7.20%, 05/01/04                 1,577
       1,500      New York City, New York, IDA, Civic Facility, YMCA
                    Greater New York Project, Rev., 5.80%, 08/01/16                     1,471
       3,010      New York City, New York, IDA, IDR, Brooklyn Navy Yard
                    Cogen Partners Project, Rev., 6.20%, 10/01/22                       3,040
       1,380      New York City, New York, Industrial Development
                    Agency, Civic Facility, Polytechnic University Project,
                    Rev., 5.00%, 11/01/04                                               1,404
       1,435      New York City, New York, Industrial Development
                    Agency, Civic Facility, Polytechnic University Project,
                    Rev., 5.13%, 11/01/06                                               1,470
       2,500      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Rev., 5.66%,
                    06/15/33                                                            2,571
       3,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev.,
                    5.75%, 06/15/31                                                     3,157
       1,010      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev.,
                    7.00%, 06/15/09                                                     1,030
         725      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev., ^,
                    7.00%, 06/15/01                                                       740
       2,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. B, Rev.,
                    5.50%, 06/15/27                                                     2,047

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,000      New York City, New York, Ser. A, GO, 6.25%, 08/01/03                $ 1,049
       1,025      New York City, New York, Ser. A, GO, 6.38%, 08/01/05                  1,077
         500      New York City, New York, Ser. A, GO, ^, 6.10%, 08/01/02                 518
         475      New York City, New York, Ser. A, GO, ^, 6.38%, 08/01/02                 501
          60      New York City, New York, Ser. D, GO, ^, 7.65%, 02/01/02                  63
       2,500      New York City, New York, Ser. E, GO, 6.00%, 08/01/07                  2,766
       2,000      New York City, New York, Ser. F, GO, 5.75%, 02/01/12                  2,121
         400      New York City, New York, Ser. F, GO, 8.25%, 11/15/02                    419
       1,250      New York City, New York, Ser. G, GO, 5.75%, 02/01/04                  1,318
          75      New York City, New York, Ser. H, GO, 6.88%, 02/01/02                     77
          40      New York City, New York, Ser. H, GO, 7.00%, 02/01/06                     42
         460      New York City, New York, Ser. H, GO, ^, 7.00%, 02/01/02                 482
         975      New York City, New York, Ser. H, GO, ^, 7.10%, 02/01/02               1,023
          25      New York City, New York, Ser. H, GO, ^, 7.10%, 02/01/12                  26
         315      New York City, New York, Ser. I, GO, 7.75%, 08/15/01                    321
       1,000      New York City, New York, Transit Authority,
                    Metropolitan Transportation Authority, Triborough,
                    Ser. A, COP, 5.63%, 01/01/12                                        1,090
       4,575      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.00%,
                    11/15/09                                                            4,823
       1,700      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.50%,
                    02/15/08                                                            1,836
       1,550      New York City, New York, Trust Cultural Resources,
                    Museum of Modern Art, Ser. A, Rev., 5.40%, 01/01/12                 1,596
       1,000      New York Convention Center, Operating Corp., Yale
                    Building Acquisition Project, COP, 6.50%, 12/01/04                  1,018
         100      New York State, Dorm Authority, Canisius College, Rev.,
                    4.75%, 07/01/12                                                       102
         525      New York State, Dorm Authority, Canisius College, Rev.,
                    4.85%, 07/01/13                                                       537
         295      New York State, Dorm Authority, Canisius College, Rev.,
                    4.95%, 07/01/14                                                       299
         230      New York State, Dorm Authority, Canisius College, Rev.,
                    5.00%, 07/01/15                                                       232
       1,545      New York State, Dorm Authority, City University System,
                    Ser. D, Rev., 5.75%, 07/01/06                                       1,675
       1,000      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 1, Rev., 5.25%, 07/01/08                  1,059
       3,000      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 2, Rev., 5.00%, 07/01/17                  2,954
       2,500      New York State, Dorm Authority, City University System,
                    3rd General Reserve, Ser. 2, Rev., 5.38%, 07/01/13                  2,637
       3,565      New York State, Dorm Authority, City University System,
                    Ser. A, Rev., 5.75%, 07/01/13                                       3,972
       2,000      New York State, Dorm Authority, City University System,
                    Ser. B, Rev., 5.75%, 07/01/07                                       2,188
       2,470      New York State, Dorm Authority, City University System,
                    Ser. D, Rev., 7.00%, 07/01/09                                       2,810
       3,080      New York State, Dorm Authority, City University System,
                    Ser. D, Rev., 7.00%, 07/01/09                                       3,504
         470      New York State, Dorm Authority, Long Island University,
                    Rev., 5.00%, 09/01/12                                                 487

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,020      New York State, Dorm Authority, Long Island University,
                    Rev., 5.13%, 09/01/10                                             $ 1,078
       1,000      New York State, Dorm Authority, Long Island University,
                    Rev., 5.25%, 09/01/11                                               1,065
       1,000      New York State, Dorm Authority, Memorial Sloan
                    Kettering Cancer Center, Ser. C, Rev., 5.50%, 07/01/09              1,081
       1,000      New York State, Dorm Authority, Memorial Sloan
                    Kettering Cancer Center, Ser. C, Rev., 5.50%, 07/01/23              1,063
       1,215      New York State, Dorm Authority, Mental Health
                    Services, Facilities Improvement, Ser. B, Rev., 5.50%,
                    02/15/12                                                            1,300
       1,665      New York State, Dorm Authority, Mental Health
                    Services, Facilities Improvement, Ser. B, Rev., 5.60%,
                    08/15/13                                                            1,787
         170      New York State, Dorm Authority, New York University,
                    Rev., ^, 6.38%, 07/01/01                                              175
       2,580      New York State, Dorm Authority, New York University,
                    Rev., ^, 6.38%, 07/01/07                                            2,651
       2,000      New York State, Dorm Authority, New York University,
                    Ser. A, Rev., 5.75%, 07/01/09                                       2,212
       1,000      New York State, Dorm Authority, New York University,
                    Ser. A, Rev., 5.75%, 07/01/15                                       1,112
       3,500      New York State, Dorm Authority, New York University,
                    Ser. A, Rev., 5.75%, 07/01/16                                       3,878
         500      New York State, Dorm Authority, Nursing Home, Ser. A,
                    Rev., 5.50%, 08/01/20                                                 513
       2,015      New York State, Dorm Authority, Rockefeller University,
                    Rev., 5.00%, 07/01/12                                               2,101
       1,400      New York State, Dorm Authority, Rockefeller University,
                    Rev., 5.00%, 07/01/28                                               1,366
       1,305      New York State, Dorm Authority, Special Act, School
                    Districts Program, Rev., 5.30%, 07/01/11                            1,394
       2,065      New York State, Dorm Authority, State Service Contract,
                    Albany County, Rev., 5.25%, 04/01/12                                2,153
         340      New York State, Dorm Authority, State Service Contract,
                    Albany County, Rev., 5.50%, 04/01/08                                  366
       1,000      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.25%, 05/15/11               1,059
       1,380      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/06               1,480
       6,500      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., 5.50%, 05/15/13               7,111
       2,000      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. C, Rev., ^, 7.38%, 05/15/10            2,353
       2,500      New York State, Energy Research & Development
                    Authority, Electric Facilities, Lilco Project, Ser. B, Rev.,
                    FRDO, 5.30%, 11/01/23                                               2,429
       5,000      New York State, Energy Research & Development
                    Authority, PCR, New York State Electric and Gas Corp.,
                    Ser. E, Rev., 5.90%, 12/01/06                                       5,494
       7,200      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, New York City Municipal
                    Water, Rev., 5.75%, 06/15/12                                        8,050

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,425      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, Ser. A, Rev., 7.25%,
                    06/15/10                                                          $ 1,469
       5,415      New York State, Environmental Facilities Corp., PCR,
                    State Water Revolving Fund, Ser. E, Rev., 6.00%,
                    06/15/12                                                            6,184
       1,000      New York State, GO, 2.75%, 07/01/04                                     972
         345      New York State, GO, 5.25%, 03/01/09                                     366
       1,280      New York State, Housing Finance Agency, Health
                    Facilities, Monroe County, Ser. A, Rev., 7.63%,
                    05/01/05                                                            1,314
         300      New York State, Housing Finance Agency, Multi-Family
                    Housing, Ser. A, Rev., 6.95%, 08/15/12                                314
         530      New York State, Housing Finance Agency, Rev., 8.00%,
                    11/01/08                                                              540
         650      New York State, Housing Finance Agency, Service
                    Contract Obligation, Ser. A, Rev., ^, 7.38%, 03/15/02                 689
       1,550      New York State, Housing Finance Agency, State
                    University Construction, Ser. A, Rev., ^, 8.00%,
                    05/01/11                                                            1,949
         205      New York State, Medical Care Facilities Finance Agency,
                    Mortgage Project, Ser. A, Rev., 5.40%, 08/15/04                       216
          70      New York State, Medical Care Facilities Finance Agency,
                    Rev. ^, 7.70%, 08/15/03                                                72
       3,365      New York State, Mortgage Agency, Ser. 19, Rev., ^,
                    4.45%, 10/01/15                                                     3,366
       1,000      New York State, Municipal Bond Bank Agency, Special
                    Program, Buffalo, Ser. A, Rev., 6.88%, 03/15/06                     1,035
         120      New York State, Thruway Authority, Highway & Bridge
                    Trust Fund, Ser. B, Rev., 5.00%, 04/01/08                             126
       3,000      New York State, Thruway Authority, Ser. D, Rev.,
                    5.25%, 01/01/21                                                     3,015
       3,315      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, 6.00%, 04/01/11                             3,622
       5,000      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Ser. A-2, Rev., 5.00%,
                    04/01/18                                                            4,960
       5,930      New York State, Thruway Authority, Service Contract,
                    Local Highway & Bridge, Ser. A-2, Rev., 5.38%,
                     04/01/10                                                           6,345
       1,490      New York State, Urban Development Corp., Community
                    Enhancement Facilities, Ser. A, Rev., 5.00%, 04/01/03               1,529
         100      New York State, Urban Development Corp.,
                    Correctional Facilities Service Contract, Ser. D, Rev.,
                    5.00%, 01/01/14                                                       102
         250      New York State, Urban Development Corp., Youth
                    Facilities Services Contract, Ser. B, Rev., 5.60%,
                    04/01/11                                                              271
          95      New York State, Urban Development Corp., Youth
                    Facilities Services Contract, Ser. B, Rev., 5.88%,
                    04/01/14                                                              103
       1,035      Niagara, New York, Frontier Transportation Authority,
                    Greater Buffalo International Airport, Ser. B, Rev.,
                    5.75%, 04/01/04                                                     1,090

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,045      Oneida County, New York, GO, 5.50%, 03/15/11                        $ 1,146
       1,000      Oneida-Herkimer, New York, Solid Waste Management
                    Authority, Solid Waste Systems, Rev., 5.50%, 04/01/11               1,085
       3,000      Port Authority of New York & New Jersey, Special
                    Obligation, 3rd Installment, Special Project, Ser. 4, Rev.,
                    7.00%, 10/01/07                                                     3,149
         275      Randolph, New York, Central School District, GO,
                    5.00%, 06/15/06                                                       289
       2,180      Rochester, New York, Ser. A, GO, 5.70%, 08/15/04                      2,332
       1,905      Rome, New York, City School District, GO, 5.50%,
                    06/15/13                                                            2,036
       1,050      Scotia Glenville, New York, Central School District, GO,
                    5.40%, 06/15/12                                                     1,124
       1,050      Scotia Glenville, New York, Central School District, GO,
                    5.50%, 06/15/13                                                     1,125
       1,025      Scotia Glenville, New York, Central School District, GO,
                    5.50%, 06/15/14                                                     1,092
         275      Shenendehowa, New York, Central School District,
                    Clifton Park, GO, 5.50%, 07/15/11                                     302
         500      Stillwater, New York, Central School District, GO,
                    5.20%, 06/15/11                                                       531
       1,000      Suffolk County, New York, IDA, IDR, Nissequogue
                    Cogen Partners Facility, Rev., 5.30%, 01/01/13                        914
       1,780      Suffolk County, New York, Public Improvement, Ser. C,
                    GO, 5.10%, 11/01/02                                                 1,830
       5,000      Suffolk County, New York, Southwest Sewer District,
                    GO, 6.00%, 02/01/05                                                 5,396
       1,065      Sullivan County, New York, Public Improvement, GO,
                    5.00%, 03/15/08                                                     1,100
       7,125      Triborough Bridge & Tunnel Authority, New York,
                    General Purpose, Ser. Y, Rev., 6.00%, 01/01/12                      8,073
       1,000      Utica, New York, IDA, Civic Facility, Munson William
                    Porter Institute, Rev., 5.40%, 07/15/30                             1,007
         440      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/03                                                              454
         465      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/04                                                              486
         700      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/11                                                              750
         675      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/12                                                              718
         295      Utica, New York, Public Improvement, GO, 6.10%,
                    01/15/13                                                              314
         295      Utica, New York, Public Improvement, GO, 6.20%,
                    01/15/14                                                              314
         320      Utica, New York, Public Improvement, GO, 6.25%,
                    01/15/15                                                              339
         565      Warwick Valley, Central School District, New York, GO,
                    5.50%, 01/15/14                                                       602
         600      Watertown, New York, City School District, GO, 5.63%,
                    06/15/16                                                              637
       1,365      Watertown, New York, City School District, GO, 5.63%,
                    06/15/17                                                            1,443

                       See notes to financial statements.

                             JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New York -- Continued
     $ 1,245      Watertown, New York, City School District, GO, 5.63%,
                    06/15/18                                                          $ 1,311
       1,150      Westchester County, New York, GO, ^, 6.70%, 11/01/06                  1,317
         480      Westchester County, New York, IDA, AGR Realty Co.
                    Project, Rev., ^, 5.75%, 01/01/02                                     487
       2,000      Westchester County, New York, IDA, Civic Facility,
                    Children's Village Project, Ser. A, Rev.,
                    5.30%, 03/15/14                                                     2,036
       1,000      Westchester County, New York, IDA, Civic Facility,
                    Rippowam-Cisqua School Project, Rev., 5.75%,
                    06/01/29                                                            1,001
       2,000      Westchester County, New York, IDA, Resource Recovery,
                    Resco Co. Project, Ser. A, Rev., 5.70%, 07/01/08                    2,110
       1,000      Windsor, New York, Central School District, GO,
                    5.50%, 06/15/13                                                     1,075
       1,170      Windsor, New York, Central School District, GO,
                    5.50%, 06/15/14                                                     1,251
         650      Windsor, New York, Central School District, GO,
                    5.50%, 06/15/15                                                       691
                                                                                     --------
                                                                                      298,850

                  Northern Mariana Islands -- 0.1%
         500      Northern Mariana Islands, Public School System
                    Project, Ser. A, GO, 3.70%, 10/01/03                                  503

                  Puerto Rico -- 4.2%
         160      Puerto Rico Commonwealth, Infrastructure
                    Financing Authority, Special Obligation,
                    Ser. A, ^, 4.75%, 10/01/12                                            166
       3,500      Puerto Rico Commonwealth, Public Improvement,
                    GO, 6.00%, 07/01/29                                                 3,674
       4,390      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    5.40%, 07/01/13                                                     4,688
       1,250      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    6.25%, 07/01/10                                                     1,455
       1,300      Puerto Rico Electric Power Authority, Ser. HH, Rev.,
                    5.50%, 07/01/10                                                     1,439
       1,800      Puerto Rico Electric Power Authority, Ser. X, Rev.,
                    6.00%, 07/01/11                                                     1,951
       1,000      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    5.00%, 08/01/02                                                     1,023
       1,500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    6.00%, 08/01/15                                                     1,679
                                                                                   ----------
                                                                                       16,075

                  Virgin Islands -- 4.9%
       1,390      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.00%, 10/01/03                     1,406
       1,090      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.25%, 10/01/01                     1,096
       1,000      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.50%, 10/01/02                     1,017
       4,000      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 6.38%, 10/01/19                     4,275
       1,150      Virgin Islands Public Finance Authority, Matching Fund
                    Lien Notes, Ser. A, Rev., ^, 7.25%, 10/01/02                        1,241

                       See notes to financial statements.

JPMorgan New York Intermediate Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  Virgin Islands -- Continued
     $ 2,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/01                   $  2,007
       3,075      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/02                      3,096
       5,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Ser. A, Rev., 5.50%, 10/01/22                                       4,858
                                                                                     --------
                                                                                       18,996
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                               $334,424
                  (Cost $318,994)
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 13.2%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 10.8%
                  -----------------------------
                  New York -- 10.8%
       4,000      Long Island Power Authority, New York, Electric
                    Systems, Sub. Ser. 2, Rev., FRDO, 2.95%, 03/01/01                   4,000
       4,000      New York City, New York, Housing Development Corp.,
                    Multi-Family Rental Housing, Carnegie Park, Ser. A,
                    Rev., FRDO, 2.95%, 03/02/01                                         4,000
       6,900      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C, Rev., FRDO,
                    2.95%, 03/01/01                                                     6,900
       1,050      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C, Rev., FRDO,
                    2.95%, 03/01/01                                                     1,050
       2,700      New York City, New York, Ser. B, Sub. Ser. B-3, GO,
                    FRDO, 2.95%, 03/01/01                                               2,700
         300      New York City, New York, Ser. B, Sub. Ser. B-4, GO,
                    FRDO, 2.95%, 03/01/01                                                 300
         800      New York City, New York, Sub. Ser. A-5, GO, FRDO,
                    2.95%, 03/01/01                                                       800
      14,000      New York City, New York, Transitional Finance
                    Authority, Floating Rate Trusts Receipts, Ser. L-3,
                    Regulation D, Rev., FRDO, 3.30%, 03/06/01                          13,999
       1,000      New York State, Energy Research & Development
                    Authority, PCR, Rochester Gas & Electric Corp., Ser. C,
                    Rev., FRDO, 2.80%, 03/06/01                                         1,000
       5,000      New York State, Housing Finance Agency, Worth Street
                    Housing, Ser. A, Rev., FRDO, 3.20%, 03/07/01                        5,000
       1,750      Port Authority of New York & New Jersey, Special
                    Obligation, Versatile Structure Obligation, Ser. 6, Rev.,
                    FRDO, 3.00%, 03/01/01                                               1,750
                  ---------------------------------------------------------------------------
                  Total Municipal Securities                                           41,499
                  (Cost $41,499)
                  ---------------------------------------------------------------------------
      Shares

                  Money Market Fund -- 2.4%
                  -------------------------
       9,271      Provident New York Money Market Fund                                  9,271
                  (Cost $9,271)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                         50,770
                  (Cost $50,770)
---------------------------------------------------------------------------------------------
                  Total Investments - 99.9%                                          $385,194
                  (Cost $369,764)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan New Jersey Tax Free Income Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- 96.2%
---------------------------------------------------------------------------------------------
                  New Jersey -- 81.7%
      $  105      Asbury Park, New Jersey, Board of Education, GO,
                    5.50%, 08/01/11                                                 $     115
       1,160      Atlantic City, New Jersey, GO, 5.00%, 12/15/10                        1,226
       1,650      Atlantic City, New Jersey, GO, 5.00%, 12/15/11                        1,732
         395      Bayshore Regional Sewer Authority, New Jersey,
                    Rev., 5.50%, 04/01/12                                                 420
         935      Bloomfield Township, New Jersey, GO, 5.20%,
                    06/15/11                                                              994
         510      Bloomfield Township, New Jersey, GO, 5.20%,
                    06/15/12                                                              539
          70      Brick Township, New Jersey, Improvement, GO,
                    5.40%, 05/01/07                                                        76
         570      Brick Township, New Jersey, Improvement, GO,
                    5.40%, 05/01/09                                                       621
         250      Camden County, New Jersey, IAR, Health Systems,
                    Catholic Health East, Ser. B, Rev., 5.25%, 11/15/12                   265
       1,625      Cherry Hill Township, New Jersey, School District,
                    GO, 4.70%, 02/15/08                                                 1,685
         345      Cinnaminson Township, New Jersey, School
                    District, GO, 5.20%, 08/01/10                                         370
         600      Delaware River & Bay Authority, Delaware & New Jersey,
                    Rev., 5.20%, 01/01/10                                                 633
         555      Delaware River & Bay Authority, Delaware & New Jersey,
                    Ser. A, Rev., 5.50%, 01/01/16                                         587
         500      Delaware River & Bay Authority, Delaware & New Jersey,
                    Ser. A, Rev., 5.70%, 01/01/20                                         532
       1,700      Delaware River Port Authority of Pennsylvania & New
                    Jersey, Port District Project, Ser. B, Rev., 5.70%,
                    01/01/21                                                            1,796
         285      Deptford Township, New Jersey, Municipal Utilities
                    Authority, Rev., 4.88%, 02/01/10                                      298
         315      Deptford Township, New Jersey, Municipal Utilities
                    Authority, Rev., 5.00%, 02/01/12                                      328
         350      Deptford Township, New Jersey, Municipal Utilities
                    Authority, Rev., 5.25%, 02/01/14                                      366
         370      East Orange, New Jersey, Capital Improvement, GO,
                    5.50%, 07/15/10                                                       403
         570      Edison Township, New Jersey, School District, GO,
                    6.50%, 06/01/04                                                       618
       1,000      Ewing Township, New Jersey, School District,
                    School Bonds, GO, 5.30%, 08/01/03                                   1,040
       1,385      Ewing Township, New Jersey, School District,
                    School Bonds, GO, 5.30%, 08/01/09                                   1,486
         160      Gloucester County, New Jersey, Improvement
                    Authority, County Guaranteed, Ser. A, Rev., 5.35%,
                    08/01/09                                                              174
         220      Gloucester County, New Jersey, Improvement
                    Authority, County Guaranteed, Ser. A, Rev., 5.55%,
                    08/01/12                                                              240
         225      Gloucester County, New Jersey, Improvement
                    Authority, County Guaranteed, Ser. A, Rev., 5.70%,
                    08/01/15                                                              243

                       See notes to financial statements.

JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
      $1,140      Hamilton Township, Atlantic County, New Jersey,
                    School District, GO, 5.88%, 12/15/07                            $   1,198
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/08                                                       234
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/09                                                       234
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/10                                                       234
         220      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/12                                                       231
         130      Hawthorne, New Jersey, General Improvement, GO,
                    5.00%, 10/01/13                                                       136
         500      Hunterdon, New Jersey, Central Regional High
                    School District, GO, 5.40%, 05/01/09                                  532
         105      Long Hill Township, New Jersey, GO, 5.15%, 08/15/05                     111
         100      Long Hill Township, New Jersey, GO, 5.15%, 08/15/06                     106
         275      Long Hill Township, New Jersey, GO, 5.15%, 08/15/07                     294
         275      Long Hill Township, New Jersey, GO, 5.15%, 08/15/08                     295
         380      Lopatcong Township, New Jersey, Board of Education,
                    GO, 5.63%, 07/15/13                                                   414
         400      Lopatcong Township, New Jersey, Board of Education,
                    GO, 5.70%, 07/15/16                                                   430
         500      Lopatcong Township, New Jersey, Board of Education,
                    GO, 5.70%, 07/15/23                                                   530
         100      Mainland, New Jersey, Regional High School District,
                    GO, 5.20%, 11/15/06                                                   107
         105      Mainland, New Jersey, Regional High School District,
                    GO, 5.20%, 11/15/07                                                   113
         110      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/08                                                   119
         110      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/09                                                   119
         115      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/10                                                   124
         120      Mainland, New Jersey, Regional High School District,
                    GO, 5.25%, 11/15/11                                                   128
       1,460      Marlboro Township, New Jersey, Board of Education,
                     GO, 5.00%, 07/15/06                                                1,540
         400      Medford Township, New Jersey, GO , 5.30%, 07/15/09                      434
       2,000      Middletown Township, New Jersey, Board of Education,
                    GO, ^, 5.85%, 08/01/07                                              2,215
         350      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 4.95%, 12/01/11                   367
       1,550      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 5.10%, 12/01/13                 1,617
         725      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 5.20%, 12/01/14                   757
       2,065      Monmouth County, New Jersey, Improvement
                    Authority, Governmental Loan, Rev., 5.30%, 12/01/16                 2,141
         300      Montclair Township, New Jersey, GO, 5.40%, 01/15/08                     324
       1,710      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/08                                                            1,842

                       See notes to financial statements.

                                        JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
      $1,200      New Jersey Economic Development Authority, Market
                    Transition Facility, Senior Lien, Ser. A, Rev., 5.80%,
                    07/01/09                                                        $   1,293
       1,105      New Jersey Economic Development Authority,
                    Municipal Loan Pool, Rev., 5.25%, 11/15/11                          1,182
       1,160      New Jersey Economic Development Authority,
                    Municipal Loan Pool, Rev., 5.25%, 11/15/12                          1,232
       1,060      New Jersey Economic Development Authority, New
                    Jersey Performing Arts Center Project, Ser. A, Rev.,
                    6.00%, 06/15/08                                                     1,183
         380      New Jersey Health Care Facilities, Financing Authority,
                    St. Elizabeth Hospital Obligation Group, Rev., 6.00%,
                    07/01/14                                                              342
         670      New Jersey Sports & Exposition Authority, Ser. A,
                    Rev., 6.50%, 03/01/07                                                 702
         720      New Jersey State, Educational Facilities Authority,
                    Capital Improvement Fund, Ser. A, Rev., 5.00%,
                    09/01/08                                                              763
       2,545      New Jersey State, Educational Facilities Authority,
                    Drew University Issue, Ser. C, Rev., 5.25%, 07/01/13                2,666
         435      New Jersey State, Educational Facilities Authority,
                    Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
                    07/01/04                                                              431
       1,000      New Jersey State, Educational Facilities Authority,
                    Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
                    07/01/28                                                              904
       1,000      New Jersey State, Educational Facilities Authority,
                    Princeton University, Ser. E, Rev., 5.25%, 07/01/13                 1,058
         110      New Jersey State, Transportation Trust Fund
                    Authority, Transportation Systems, Ser. A, Rev.,
                    5.00%, 06/15/12                                                       114
       1,000      New Jersey State, Transportation Trust Fund
                    Authority, Transportation Systems, Ser. A, Rev.,
                    5.75%, 06/15/16                                                     1,109
       1,000      New Jersey State, Turnpike Authority, Ser. A, Rev.,
                    5.50%, 01/01/07                                                     1,079
       1,570      North Bergen Township, New Jersey, GO, 5.00%,
                    08/15/11                                                            1,636
         130      North Brunswick Township, New Jersey, GO, 5.25%,
                    04/01/04                                                              136
       1,140      North Jersey District Water Supply, Wanaque South
                    Project, Rev., 5.50%, 07/01/03                                      1,189
       1,140      Northwest Bergen County, New Jersey, Utilities
                    Authority, Utilities System, Rev., 6.00%, 07/15/07                  1,211
         195      Ocean County, New Jersey, General Improvement,
                    GO, 6.38%, 04/15/03                                                   206
       1,435      Port Authority of New York & New Jersey,
                    Consolidated Bonds 114th Ser., Rev., 4.75%,
                    08/01/33                                                            1,339
       1,500      Port Authority of New York & New Jersey,
                    Consolidated Bonds 93rd Ser., Rev., 6.13%,
                    06/01/94                                                            1,697

                       See notes to financial statements.

JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- Continued
---------------------------------------------------------------------------------------------
                  New Jersey -- Continued
      $1,550      Port Authority of New York & New Jersey, Special
                    Obligation, JFK International Airport Terminal 6,
                    Rev., 6.25%, 12/01/08                                           $   1,758
       3,000      Port Authority of New York & New Jersey, Special
                    Obligation, JFK International Airport Terminal 6,
                    Rev., 6.25%, 12/01/09                                               3,431
         305      Rahway, New Jersey, COP, 5.00%, 02/15/06                                321
         430      Rahway, New Jersey, COP, 5.30%, 02/15/11                                466
         435      Summit, New Jersey, GO, 5.70%, 06/01/10                                 481
       1,105      Summit, New Jersey, GO, 5.70%, 06/01/11                               1,219
         435      Union County Improvement Authority, Plainfield
                    Board of Education Project, Rev. , 6.25%, 08/01/07                    489
       1,101      Union County, New Jersey, General Improvement, GO,
                    4.75%, 12/15/15                                                     1,100
       1,100      West Orange, New Jersey, GO, 5.45%, 02/15/15                          1,159
       1,100      West Orange, New Jersey, GO, 5.45%, 02/15/16                          1,151
                                                                                    ---------
                                                                                       66,760

                  Puerto Rico -- 10.7%
       1,200      Puerto Rico Commonwealth, Highway &
                    Transportation Authority, Ser. W, Rev., 5.50%,
                    07/01/15                                                            1,318
       3,000      Puerto Rico Commonwealth, Highway &
                    Transportation Authority, Ser.Y, Rev., 5.00%,
                    07/01/36                                                            2,951
       1,000      Puerto Rico Commonwealth, Infrastructure Financing
                    Authority, Special Obligation, Ser. A, ^, 5.50%,
                    10/01/40                                                            1,036
       1,050      Puerto Rico Electric Power Authority, Capital
                    Appreciation, Ser. N, Rev., 0.00%, 07/01/17                           465
       1,000      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    6.25%, 07/01/10                                                     1,164
         750      Puerto Rico, Public Buildings Authority, Government
                    Facilities, Ser. B, Rev., 5.00%, 07/01/27                             740
       1,000      University of Puerto Rico, Ser. O, Rev., 5.75%, 06/01/17              1,087
                                                                                    ---------
                                                                                        8,761

                  Virgin Islands -- 3.8%
       1,155      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.50%, 10/01/02                     1,175
         500      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 6.38%, 10/01/19                       534
       1,470      Virgin Islands Public Finance Authority, Senior Lien,
                    Ser. A, Rev., @, 5.50%, 10/01/22                                    1,429
                                                                                    ---------
                                                                                        3,138
---------------------------------------------------------------------------------------------
                  Total Long-Term Municipal Securities                                 78,659
                  (Cost $75,131)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                        JPMorgan New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

     Shares       Issuer                                                               Value
---------------------------------------------------------------------------------------------
       Short Term Investments -- 3.2%
---------------------------------------------------------------------------------------------
                  Municipal Security -- 0.4%
                  --------------------------
                  New Jersey -- 0.4%
         300      New Jersey Economic Development Authority, Water
                    Facilities, United Water New Jersey Inc. Project,
                    Ser. B, Rev., FRDO, 3.05%, 03/01/01                                   300
                  (Cost $300)
                  Money Market Fund -- 2.8%
                  -------------------------
       2,308      Provident New Jersey Money Market Fund                            $   2,308
                  (Cost $2,308)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          2,608
                  (Cost $2,608)
---------------------------------------------------------------------------------------------
                  Total Investments-- 99.4%                                         $  81,267
                  (Cost $77,739)
---------------------------------------------------------------------------------------------
   Number                                             Original      Value at      Unrealized
     of                              Expiration       Notional      02/28/01     Appreciation
  Contracts         Description         Date         Value (USD)      (USD)          (USD)
---------------------------------------------------------------------------------------------
Long Futures Outstanding
     10       U.S. Treasury Notes    March, 2001       $1,034       $1,060           $26
     10       U.S. Treasury Notes    June, 2001         1,056        1,059             3

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan California Intermediate Tax Free Fund
Portfolio of Investments

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                              Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- 95.6%
---------------------------------------------------------------------------------------------
                  California -- 84.5%
     $   520      Bay Area Government Association, California, Bay Area
                    Rapid Transit, Capital Grant, Ser. A, GO, 5.00%,
                    06/15/05                                                        $     549
         250      Bell Community Redevelopment Agency, California, Bell
                    Redevelopment Project Area, Ser. B, Tax Allocation,
                    6.30%, 11/01/13                                                       272
         140      California Educational Facilities Authority, Dominican
                    University, Rev., 4.85%, 12/01/06                                     143
         750      California Educational Facilities Authority, Stanford
                    University, Ser. P, Rev., 5.25%, 12/01/13                             821
         600      California State, GO, ^, 6.25%, 10/01/02                                637
         250      California State, Public Works Board, Ser. A, Rev.,
                    6.00%, 09/01/01                                                       254
       1,850      Contra Costa, California, Water District, Ser. G, Rev.,
                    5.75%, 10/01/14                                                     1,966
         105      El Segundo, California, Unified School District, Capital
                    Appreciation, Election of 1997, Ser. C, GO, 0.00%,
                    08/01/15                                                               52
         200      El Segundo, California, Unified School District, Capital
                    Appreciation, Election of 1997, Ser. C, GO, 0.00%,
                    08/01/16                                                               93
       1,000      Fallbrook, California, Unified High School District, San
                    Diego County, GO, @, 5.38%, 09/01/12                                1,102
         750      Foothill/Eastern Corridor Agency, California Toll Road,
                    Rev., 5.00%, 01/15/06                                                 786
         100      Fullerton University Foundation, California, Auxiliary
                    Organization, Ser. A, Rev., 5.50%, 07/01/10                           111
         100      Fullerton University Foundation, California, Auxiliary
                    Organization, Ser. A, Rev., 5.50%, 07/01/11                           111
         570      Golden West Schools Financing Authority, California,
                    Ser. A, Rev., 5.80%, 02/01/16                                         646
         100      Los Angeles, California, Department of Water & Power,
                    Ser. A, Rev., 4.10%, 07/01/11                                          99
         125      Los Angeles, California, Unified School District, Ser. A,
                    GO, 6.00%, 07/01/15                                                   145
         600      Metropolitan Water District, Southern California,
                    Waterworks, Ser. A, Rev., 5.25%, 07/01/10                             655
         600      Metropolitan Water District, Southern California,
                    Waterworks, Ser. A, Rev., 5.38%, 07/01/12                             659
         560      Northern California Power Agency, Public Power, Ser. A,
                    5.80%, 07/01/09                                                       631
         340      Northern California Power Agency, Public Power, Ser. A,
                    ^, 5.80%, 07/01/09                                                    385
         150      Oakland, California, State Building Authority, Elihu M.
                    Harris, Ser. A, Rev., 5.25%, 04/01/09                                 163
         425      Port Oakland, California, Ser. K, Rev., 5.25%,
                    11/01/07                                                              456
         360      Rancho, California, Water District Financing Authority,
                    Ser. A, Rev., 5.50%, 08/01/10                                         401
          35      Richmond, California, Wastewater, Rev., 5.20%,
                    08/01/11                                                               38
         250      Sacramento County, California, Sanitation District,
                    Financing Authority, Ser. A, Rev., 5.25%, 12/01/12                    272

                       See notes to financial statements.

                                  JPMorgan California Intermediate Tax Free Fund
--------------------------------------------------------------------------------
                                            Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                              Value
---------------------------------------------------------------------------------------------
       Long Term Municipal Securities -- (Continued)
---------------------------------------------------------------------------------------------
                  California -- Continued
     $   150      Sacramento County, California, Sanitation District,
                    Financing Authority, Ser. A, Rev., 5.75%, 12/01/10              $     171
          20      Sacramento, California, City Unified School District,
                    Ser. A, GO, 5.00%, 07/01/02                                            20
         900      Sacramento, California, Public Facilities Project, COP,
                    6.00%, 07/01/12                                                       925
         515      San Bruno Park, California, School District, Capital
                    Appreciation, Ser. B., GO, 0.00%, 08/01/14                            272
         550      San Bruno Park, California, School District, Capital
                    Appreciation, Ser. B., GO, 0.00%, 08/01/15                            273
         500      San Francisco, California, City & County Public Utilities
                    Commission, Ser. A, Rev., 6.25%, 11/01/07                             567
         145      San Jose, California, Unified School District, Santa
                    Clara County, Capital Appreciation, Ser. A, GO, 0.00%,
                    08/01/13                                                               81
         110      San Marcos, California, Public Facilities Authority,
                    Custody Receipts, Rev., ^, 0.00%, 07/01/13                             62
         250      San Mateo County, California, Joint Powers Authority,
                    Capital Projects Program, Rev., 6.50%, 07/01/15                       303
         275      Sanger, California, Unified School District, GO, 5.25%,
                    02/01/10                                                              300
       1,000      Santa Clara County, California, Financing Authority,
                    Ser. A, Rev., 5.75%, 11/15/13                                       1,138
         100      Santa Cruz County, California, Redevelopment Agency,
                    Live Oak/Soquel Project, Tax Allocation, 4.25%,
                    09/01/05                                                              103
       1,200      South Orange County, California, Public Financing
                    Authority, Special Tax, Senior Lien, Ser. A, 6.20%,
                    09/01/13                                                            1,295
       1,000      University of California, UC Medical Center, Rev.,
                    10.00%, 07/01/06                                                    1,295
                                                                                    ---------
                                                                                       18,252

                  Puerto Rico -- 9.2%
         235      Children's Trust Fund, Puerto Rico, Tobacco Settlement,
                    Rev., 5.00%, 07/01/06                                                 239
         355      Puerto Rico Commonwealth, GO, 5.30%, 07/01/04                           373
         100      Puerto Rico Commonwealth, GO, 5.50%, 07/01/01                           101
         420      Puerto Rico Commonwealth, Highway & Transportation
                    Authority, Ser. W, Rev., 5.50%, 07/01/15                              461
         115      Puerto Rico Commonwealth, Public Improvement, GO,
                    5.00%, 07/01/07                                                       122
         125      Puerto Rico Electric Power Authority, Ser. Z, Rev.,
                    5.10%, 07/01/06                                                       132
         500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    5.75%, 08/01/13                                                       556
                                                                                    ---------
                                                                                        1,984

                  Virgin Islands -- 1.9%
         400      Virgin Islands Public Finance Authority, Gross Receipts,
                    Taxes Lien Notes, Ser. A, Rev., 5.63%, 10/01/10                       421
---------------------------------------------------------------------------------------------
                        Total Long-Term Municipal Securities                           20,657
                        (Cost $19,572)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan California Intermediate Tax Free Fund
--------------------------------------------------------------------------------
Portfolio of Investments (Continued)

As of February 28, 2001 (unaudited)
(Amounts in Thousands)

    Principal
     Amount       Issuer                                                              Value
---------------------------------------------------------------------------------------------
       Short-Term Investments -- 14.0%
---------------------------------------------------------------------------------------------
                  Municipal Securities -- 11.1%
                  -----------------------------
                  California -- 10.1%
     $   500      Irvine Ranch, California, Water District, Consolidated
                    Bonds, Ser. A, Rev., FRDO, 1.65%, 03/01/01                      $     500
         100      Irvine Ranch, California, Water District, Capital
                    Improvement Project, COP, FRDO, 1.40%, 03/01/01                       100
         300      Irvine Ranch, California, Water District, District No. 284,
                    Ser. A, Rev., FRDO, 1.40%, 03/01/01                                   300
       1,000      Irvine Ranch, California, Water District, No. 102, 103,
                    105 & 106, Rev., FRDO, 1.65%, 03/01/01                              1,000
         500      Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 93-14, Rev., FRDO, 1.40%,
                    03/01/01                                                              500
                  ---------------------------------------------------------------------------
                  Total Municipal Securities                                            2,400
                  (Cost $2,400)
                  ---------------------------------------------------------------------------
     Shares
                  Money Market Fund -- 2.9%
                  -------------------------
         633      Provident California Money Market Fund                                  633
                  (Cost $633)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          3,033
                  (Cost $3,033)
---------------------------------------------------------------------------------------------
                  Total Investments -- 109.6%                                         $23,690
                  (Cost $22,605)
---------------------------------------------------------------------------------------------
   Number                                             Original      Value at      Unrealized
     of                              Expiration       Notional      02/28/01     Appreciation
  Contracts         Description         Date         Value (USD)      (USD)          (USD)
---------------------------------------------------------------------------------------------
Long Futures Outstanding
      5       U.S. Treasury Notes    March, 2001       $522           $530            $8
      5       U.S. Treasury Notes    June, 2001         528            530             2

INDEX:

^        -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
@        -- All or a portion of the security is segregated for futures.
COP      -- Certificates of Participation.
Dorm     -- Dormitory.
FRDO     -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2001.
GO       -- General Obligation.
IDA      -- Industrial Development Authority.
IDR      -- Industrial Development Revenue.
PCFA     -- Pollution Control Financing Authority.
PCFFA    -- Pollution Control Facilities Financing Authority.
PCR      -- Pollution Control Revenue.
Rev.     -- Revenue Bond.
Ser.     -- Series.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                                                          New York
                                                                          Intermediate  Intermediate
                                                               Tax Free     Tax Free      Tax Free
                                                             Income Fund   Income Fund   Income Fund
----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value (Note 1)..............   $ 845,726    $ 699,128    $ 385,194
      Cash..................................................          --           --            1
      Other assets..........................................          13           13            5
      Receivables:
         Investment securities sold.........................          --           --        4,065
         Interest...........................................       9,996        9,514        4,529
         Fund shares sold...................................         294           --          172
--------------------------------------------------------------------------------------------------
             Total Assets...................................     856,029      708,655      393,966
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased....................       5,214           --        6,959
         Fund shares redeemed...............................          87           --           30
         Dividends..........................................       2,805        2,216          997
      Accrued liabilities: (Note 2)
         Investment advisory fees...........................         186          162           72
         Administration fees................................          93           81           29
         Shareholder servicing fees.........................         152          135           57
         Distribution fees..................................           2           --            2
         Custodian fees.....................................          53           27           30
         Other..............................................         242          171          200
--------------------------------------------------------------------------------------------------
             Total Liabilities..............................       8,834        2,792        8,376
--------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital.......................................     814,649      675,926      372,207
      Accumulated undistributed/(distributions
      in excess of) net investment income...................         (71)          40         (135)
      Accumulated net realized loss on
      investments and futures transactions..................      (7,997)      (2,140)      (1,912)
      Net unrealized appreciation of investments
      and futures contracts.................................      40,614       32,037       15,430
--------------------------------------------------------------------------------------------------
             Net Assets.....................................   $ 847,195    $ 705,863    $ 385,590
--------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($.001 par value; unlimited number of
    shares authorized)
      Class A Shares........................................       8,127           --       10,744
      Class B Shares........................................       1,571           --        1,764
      Institutional Class Shares............................     121,914       65,766       40,992
    Net Asset Value:
      Class A Shares (and redemption price).................   $    6.44           --    $    7.21
      Class B Shares *......................................   $    6.44           --    $    7.21
      Institutional Class Shares (and redemption
      price)................................................   $    6.44    $   10.73    $    7.21
    Class A Maximum Public Offering Price Per
    Share  (net asset value per share/95.5%)................   $    6.74           --    $    7.55
    Cost of Investments.....................................   $ 805,112    $ 667,091    $ 369,764
--------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Assets and Liabilities As of February 28, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                                                       California
                                                                         New Jersey   Intermediate
                                                                          Tax Free      Tax Free
                                                                         Income Fund      Fund
-------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value (Note 1)........................   $   81,267    $   23,690
      Other assets....................................................            1            --
      Receivables:
         Investment securities sold...................................        1,067           391
         Interest.....................................................          867           269
         Margin account for futures contracts.........................            5             2
-------------------------------------------------------------------------------------------------
             Total Assets.............................................       83,207        24,352
-------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         To Custodian.................................................            3             1
         Investment securities purchased..............................        1,070         2,643
         Dividends....................................................          262            65
      Accrued liabilities: (Note 2)
         Investment advisory fees.....................................           19             5
         Administration fees..........................................            7             2
         Shareholder servicing fees...................................            6             4
         Distribution fees............................................           --             4
         Custodian fees...............................................            7             9
         Other........................................................           58             7
-------------------------------------------------------------------------------------------------
             Total Liabilities........................................        1,432         2,740
-------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital.................................................       77,848        20,381
      Accumulated undistributed/(distributions
      in excess of) net investment income.............................          (68)          186
      Accumulated net realized gain (loss) on
      investments and futures transactions............................          438           (50)
      Net unrealized appreciation
      of investments and futures contracts............................        3,557         1,095
-------------------------------------------------------------------------------------------------
             Net Assets...............................................   $   81,775    $   21,612
-------------------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares
    authorized)
      Class A Shares..................................................           --         2,113
      Institutional Class Shares......................................        8,102            --
    Net Asset Value:
      Class A Shares (and redemption price)...........................           --    $    10.23
      Institutional Class Shares (and redemption
      price)..........................................................   $    10.09            --
    Class A Maximum Public Offering Price Per
    Share (net asset value per share/95.5%)...........................           --    $    10.71
    Cost of Investments...............................................   $   77,739    $   22,605
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended February 28, 2001 (unaudited)

(Amounts in Thousands)

                                                                                          New York
                                                                          Intermediate  Intermediate
                                                                Tax Free    Tax Free     Tax Free
                                                              Income Fund  Income Fund  Income Fund
----------------------------------------------------------------------------------------------------
    INTEREST INCOME (Note 1C):..............................   $  20,502    $  17,014    $   6,961
--------------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Investment advisory fees..............................       1,146        1,035          420
      Administration fees...................................         573          518          210
      Shareholder servicing fees............................         955          863          350
      Distribution fees.....................................           5           --            7
      Custodian fees........................................          57           54           45
      Printing and postage..................................          11           17            7
      Professional fees.....................................          21           17           12
      Registration expenses.................................           8           14           17
      Transfer agent fees...................................          17           13           16
      Trustees' fees........................................          18           17            7
      Other.................................................          39           18           11
--------------------------------------------------------------------------------------------------
             Total expenses.................................       2,850        2,566        1,102
--------------------------------------------------------------------------------------------------
      Less amounts waived (Note 2F).........................           6           --           48
      Less earnings credits (Note 2E).......................           2            2           --
--------------------------------------------------------------------------------------------------
             Net expenses...................................       2,842        2,564        1,054
--------------------------------------------------------------------------------------------------
                Net investment income.......................      17,660       14,450        5,907
--------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments........................................       2,894        1,244        1,400
         Futures transactions...............................      (1,086)         529           --
      Change in net unrealized appreciation/
        depreciation of:
         Investments........................................      20,894       16,065        6,267
         Futures contracts..................................        (276)         (40)          --
--------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments and futures
      transactions..........................................      22,426       17,798        7,667
--------------------------------------------------------------------------------------------------
      Net increase in net
      assets from operations................................   $  40,086    $  32,248    $  13,574
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Operations For the six months ended February 28, 2001 (unaudited)

(Amounts in Thousands)

                                                                                      California
                                                                        New Jersey   Intermediate
                                                                         Tax Free      Tax Free
                                                                        Income Fund      Fund
-------------------------------------------------------------------------------------------------
    INTEREST INCOME (Note 1C):........................................   $    1,906    $      474
-------------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Investment advisory fees........................................          113            29
      Administration fees.............................................           57            15
      Shareholder servicing fees......................................           95            24
      Distribution fees...............................................           --            24
      Custodian fees..................................................           36            26
      Printing and postage............................................            2             1
      Professional fees...............................................           16             8
      Registration expenses...........................................           21             1
      Transfer agent fees.............................................           11            19
      Trustees' fees..................................................            2            --
      Other...........................................................            3             3
-------------------------------------------------------------------------------------------------
             Total expenses...........................................          356           150
-------------------------------------------------------------------------------------------------
      Less amounts waived (Note 2F)...................................           72            92
-------------------------------------------------------------------------------------------------
             Net expenses.............................................          284            58
-------------------------------------------------------------------------------------------------
                Net investment income.................................        1,622           416
-------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain on:
         Investments..................................................          244            90
         Futures transactions.........................................          238             8
      Change in net unrealized appreciation/
      depreciation of:
         Investments..................................................        2,300           327
         Futures contracts............................................           29             8
-------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments and futures
      transactions....................................................        2,811           433
-------------------------------------------------------------------------------------------------
      Net increase in net
      assets from operations..........................................   $    4,433    $      849
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Statement of Changes in Net Assets For the periods indicated (unaudited)

JPMorgan Funds
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                                                   New York
                                                                                         Intermediate            Intermediate
                                                              Tax Free Income Fund       Tax Free Fund           Tax Free Fund
                                                              --------------------       -------------           -------------
                                                               9/1/2000      Year     9/1/2000       Year     9/1/2000       Year
                                                               Through      Ended      Through      Ended      Through      Ended
                                                              2/28/2001   8/31/2000   2/28/2001   8/31/2000   2/28/2001   8/31/2000
-----------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income.................................  $  17,660   $  36,498   $  14,450   $  31,544   $   5,907   $  12,743
      Net realized gain (loss) on investments and
      futures transactions..................................      1,808      (8,782)      1,773      (3,903)      1,400      (2,145)
      Change in net unrealized appreciation
      of investments and futures contracts..................     20,618      16,318      16,025      10,143       6,266       5,793
-----------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets from operations............     40,086      44,034      32,248      37,784      13,573      16,391
-----------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.................................    (17,662)    (36,500)    (14,459)    (31,525)     (5,909)    (12,793)
      Net realized gain on investment transactions..........         --          --          --      (3,807)         --         (83)
-----------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders...............    (17,662)    (36,500)    (14,459)    (35,332)     (5,909)    (12,876)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share
    transactions (Note 10)..................................     71,966       1,173      (6,100)    (37,025)    101,347     (21,544)
-----------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets...........     94,390       8,707      11,689     (34,573)    109,011     (18,029)
    NET ASSETS:
      Beginning of period...................................    752,805     744,098     694,174     728,747     276,579     294,608
-----------------------------------------------------------------------------------------------------------------------------------
      End of period.........................................  $ 847,195   $ 752,805   $ 705,863   $ 694,174   $ 385,590   $ 276,579
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Statement of Changes in Net Assets For the periods indicated (unaudited)

JPMorgan Funds
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                           New Jersey             California
                                                                                            Tax Free              Intermediate
                                                                                           Income Fund           Tax Free Fund
                                                                                           -----------           -------------
                                                                                       9/1/00       Year       9/1/00       Year
                                                                                       Through      Ended      Through      Ended
                                                                                       2/28/01     8/31/00     2/28/01     8/31/00
-----------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income.........................................................   $  1,622    $  3,144    $    416    $    865
      Net realized gain (loss) on investments and futures transactions..............        482          26          98        (148)
      Change in net unrealized appreciation of investments and futures contracts ...      2,329         950         335         739
-----------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets from operations....................................      4,433       4,120         849       1,456
-----------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................................................     (1,623)     (3,149)       (416)       (868)
      Net realized gain on investment transactions..................................         --          --          --        (217)
-----------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders.......................................     (1,623)     (3,149)       (416)     (1,085)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions (Note 10)...................      6,446       3,901       1,850      (2,031)
-----------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets...................................      9,256       4,872       2,283      (1,660)
    NET ASSETS:
      Beginning of period...........................................................     72,519      67,647      19,329      20,989
-----------------------------------------------------------------------------------------------------------------------------------
      End of period.................................................................   $ 81,775    $ 72,519    $ 21,612    $ 19,329
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Mutual Fund Select Trust and Mutual Fund Trust (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, non-diversified management investment companies.

Effective February 28, 2001, the following five separate portfolios of the Trusts (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trusts:

          New Name                                                         Old Name
------------------------------------------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund ("TFI")                         Chase Vista Select Tax Free Income Fund
JPMorgan Intermediate Tax Free Income Fund ("ITFI")           Chase Vista Select Intermediate Tax Free Income Fund
JPMorgan New York Intermediate Tax Free Income Fund ("NYTF)   Chase Vista Select New York Intermediate Tax Free
                                                              Income Fund
JPMorgan New Jersey Tax Free Income Fund ("NJTFI")            Chase Vista Select New Jersey Tax Free Income Fund
JPMorgan California Intermediate Tax Free Fund ("CITF")       Chase Vista California Intermediate Tax Free Fund

TFI, ITFI, NYTFI and NJTFI are each a series of Mutual Fund Select Trust. CITF is a series of Mutual Fund Trust. The funds offer various classes of shares as follows:

        Fund                                     Classes Offered
--------------------------------------------------------------------------------
TFI                                              Class A, Class B, Institutional
ITFI                                             Institutional
NYTFI                                            Class A, Class B, Institutional
NJTFI                                            Institutional
CITF                                             Class A

Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreement. No sales charges are assessed with respect to the Institutional Class ("Class I").

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

      groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

      B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

      C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts.

      Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

      D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

      The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

      The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings.

      As of February 28, 2001, the Funds had open futures contracts as shown on the Portfolios of Investments.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

      E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

      F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition--"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

      G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other that class specific expenses (e.g., transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

      H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds, except for CITF, have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

      A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

      Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund. The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.F. below.

      Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund, and JPMFAM acted as the sub-investment adviser to each Fund. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

      B. Shareholder servicing fees -- The Trusts have adopted an Administrative Services Plan which, among other things, provides that the Trusts on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

      Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived fees as outlined in
      Note 2.F. below.

      C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trusts, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

      The Trustees have adopted Distribution Plans for Class A Shares of TFI, NYTFI and CITF, and for Class B Shares of TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for Institutional Class Shares. The Distribution Plans provide that each Fund shall pay distribution fees at annual rate not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% of each Fund's average daily net assets for Class B Shares. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

      D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.F. below.

      E. Custodian and accounting fees -- Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

      F. Waivers of fees-- For the six months ended February 28, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

                          Investment                           Shareholder
                           Advisory       Administration        Servicing          Distribution
-----------------------------------------------------------------------------------------------
  TFI................        $ --             $  3                $  3                 $ --
  NYTFI..............          --               39                   4                    5
  NJTFI..............          --               15                  57                   --
  CITF...............          29               15                  24                   24

      G. Other -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

      Deferred organization costs are included in Other assets in the Statement of Assets and Liabilities, and amortization of such costs is included in Other expenses in the Statement of Operations.

      The Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

3. Investment Transactions

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended February 28, 2001, were as follows (amounts in thousands):

                                       TFI         ITFI         NYTFI        NJTFI       CITF
----------------------------------------------------------------------------------------------
  Purchases......................   $ 207,635    $ 103,817    $ 114,101    $ 40,504    $ 5,335
  Sales..........................     201,258      120,982       96,108      35,265      4,051

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 2001, are as follows (amounts in thousands):

                                       TFI         ITFI         NYTFI        NJTFI      CITF
----------------------------------------------------------------------------------------------
    Aggregate cost...............   $ 805,112    $ 667,091    $ 369,764    $ 77,739    $22,605
                                    ---------    ---------    ---------    --------    -------
    Gross unrealized
       appreciation..............   $  42,786    $  32,453    $  15,932    $  3,705    $ 1,095
    Gross unrealized
       depreciation..............      (2,172)        (416)        (502)       (148)        --
                                    ---------    ---------    ---------    --------    -------
    Net unrealized
       appreciation..............   $  40,614    $  32,037    $  15,430    $  3,557    $ 1,095
                                    =========    =========    =========    ========    =======

5. Concentration of Credit Risk

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI, CITF and NJTFI primarily invest in issuers in the States of New York, California and New Jersey, respectively. TFI invested approximately 24.7% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows (in thousands):

                                             Pension            Accrued Pension
                                             Expenses              Liability
--------------------------------------------------------------------------------
    TFI                                         $8                    $71
    ITFI                                         7                     70
    NYTFI                                        3                     23
    NJTFI                                        1                      6
    CITF                                        --                      3

7. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                           Notes to Financial Statements (unaudited) (continued)

be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at February 28, 2001, nor at any time during the year then ended.

8. Reorganizations

On February 16, 2001, TFI and NYTFI (the "acquiring funds") acquired all the net assets of Chase Vista Tax Free Income Fund ("CVTFI") and Chase Vista New York Tax Free Income Fund ("CVNYTFI") (collectively, the "acquired funds"), respectively, pursuant to Reorganization Plans approved by CVTFI and CVNYTFI shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the acquired funds received shares in the acquiring funds with a value equal to their holdings in the acquired funds. Holders of Class A Shares in the acquired funds received Class A Shares in the acquiring funds and holders of Class B Shares in the acquired funds received Class B Shares in the acquiring funds.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization:

                                  Before                 After                 Before                 After
                               Reorganization        Reorganization        Reorganization        Reorganization
                         --------------------------  --------------  --------------------------  --------------
                            CVTFI          TFI            TFI          CVNYTFI         NYTFI          NYTFI
                         ------------  ------------  --------------  ------------  ------------  --------------
Class A
  Shares                    4,211,871                    8,191,841      6,653,356                   10,754,108
  Net Assets             $ 52,784,038                 $ 52,784,038   $ 77,620,280                 $ 77,620,280
  Net Asset Value        $      12.53                 $       6.44   $      11.67                 $       7.22

Class B
  Shares                      832,033                    1,609,355      1,088,287                    1,754,524
  Net Assets             $ 10,370,788                 $ 10,370,788   $ 12,669,055                 $ 12,669,055
  Net Asset
  Value                  $      12.46                 $       6.44   $      11.64                 $       7.22

Class I
  Shares                                122,398,528    122,398,528                   39,361,372     39,361,372
  Net Assets                           $788,020,648   $788,020,648                 $284,240,813   $284,240,813
  Net Asset
  Value                                $       6.44   $       6.44                 $       7.22   $       7.22
Net Unrealized
Appreciation             $  2,198,910  $ 39,531,740   $ 41,730,650   $  2,920,739  $ 13,199,227   $ 16,119,966

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)

9. Subsequent Events

On April 3, 2001, the Board of Trustees of Mutual Fund Select Trust and Mutual Fund Trust approved a Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the acquired fund would transfer all of its assets and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. The costs and expenses associated with the Reorganization will be borne by the Advisor and not by the Funds (or by the shareholders of either fund.) The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Funds.

Acquiring Fund                        Acquired Fund
---------------------------------------------------------------------------------------------
ITFI                                  J.P. Morgan Tax Exempt Bond Fund
ITFI                                  J.P. Morgan Institutional Tax Exempt Bond Fund
NYTFI                                 J.P. Morgan New York Tax Exempt Bond Fund
NYTFI                                 J.P. Morgan Institutional New York Tax Exempt Bond Fund
J.P. Morgan California Bond Fund      CITF

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                       Notes to Financial Statements (continued)

10. Capital Share Transactions

Capital share transactions were as follows for the periods presented (amounts in thousands):

TAX FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------
                                                              Class A               Class B               Class I
----------------------------------------------------------------------------------------------------------------------
                                                         Amount     Shares     Amount     Shares     Amount     Shares
----------------------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended February 28, 2001*
----------------------------------------------------------------------------------------------------------------------
Shares sold                                             $  1,528       241    $     --        --    $ 49,719     7,855
Shares issued in connection with fund merger (Note 8)     52,784     8,192      10,371     1,609          --        --
Shares issued in reinvestment of distributions                --        --          --        --          25         4
Shares redeemed                                           (1,967)     (306)       (248)      (38)    (40,246)   (6,322)
----------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $ 52,345     8,127    $ 10,123     1,571    $  9,498     1,537
======================================================================================================================
                                                                          Year Ended August 31, 2000
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         $ 94,232    15,513
Shares issued in reinvestment of distributions                                                            55         9
Shares redeemed                                                                                      (93,114)  (15,332)
----------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                                             $  1,173       190
======================================================================================================================

* For Class A and B Shares, from commencement of offering on February 16, 2001.

INTERMEDIATE TAX FREE INCOME FUND

---------------------------------------------------------------------------------------
                                                                  Class I
---------------------------------------------------------------------------------------
                                                         Amount               Shares
---------------------------------------------------------------------------------------
                                                     Six Months Ended February 28, 2001
---------------------------------------------------------------------------------------
Shares sold                                             $ 35,052              3,317
Shares issued in reinvestment of distributions                20                  2
Shares redeemed                                          (41,172)            (3,909)
---------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $ (6,100)              (590)
=======================================================================================

                                                         Year Ended August 31, 2000
---------------------------------------------------------------------------------------
Shares sold                                             $ 66,780              6,521
Shares issued in reinvestment of distributions             3,806                372
Shares redeemed                                         (107,611)           (10,502)
---------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $(37,025)            (3,609)
=======================================================================================

JPMorgan Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------
                                                              Class A               Class B               Class I
----------------------------------------------------------------------------------------------------------------------
                                                         Amount     Shares     Amount     Shares     Amount     Shares
----------------------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended February 28, 2001*
----------------------------------------------------------------------------------------------------------------------
Shares sold                                             $    127        18    $    100        14    $ 30,596     4,293
Shares issued in connection with fund merger (Note 8)     77,620    10,754      12,669     1,754          --        --
Shares issued in reinvestment of distributions                --        --          --        --           4         1
Shares redeemed                                             (203)      (28)        (30)       (4)    (19,536)   (2,769)
Net increase in Fund shares outstanding                 $ 77,544    10,744    $ 12,739     1,764    $ 11,064     1,525
======================================================================================================================
                                                                           Year Ended August 31, 2000
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         $ 42,794     6,259
Shares issued in reinvestment of distributions                                                            89        13
Shares redeemed                                                                                      (64,427)   (9,421)
----------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                             $(21,544)   (3,149)
======================================================================================================================

* For Class A and B Shares, from commencement of offering on February 16, 2001.

NEW JERSEY TAX FREE INCOME FUND

---------------------------------------------------------------------------------------
                                                                  Class I
---------------------------------------------------------------------------------------
                                                         Amount               Shares
---------------------------------------------------------------------------------------
                                                     Six Months Ended February 28, 2001
---------------------------------------------------------------------------------------
Shares sold                                             $ 10,563              1,067
Shares issued in reinvestment of distributions                 4                  1
Shares redeemed                                           (4,121)              (417)
---------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  6,446                651
=======================================================================================

                                                        Year Ended August 31, 2000
---------------------------------------------------------------------------------------
Shares sold                                             $ 12,035              1,271
Shares issued in reinvestment of distributions                 6                  1
Shares redeemed                                           (8,140)              (862)
---------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  3,901                410
=======================================================================================

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                       Notes to Financial Statements (continued)

CALIFORNIA INTERMEDIATE TAX FREE FUND

---------------------------------------------------------------------------------------
                                                                  Class A
---------------------------------------------------------------------------------------
                                                         Amount               Shares
---------------------------------------------------------------------------------------
                                                     Six Months Ended February 28, 2001
---------------------------------------------------------------------------------------
Shares sold                                             $  2,747                268
Shares issued in reinvestment of distributions               180                 18
Shares redeemed                                           (1,077)              (107)
---------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  1,850                179
=======================================================================================

                                                         Year Ended August 31, 2000
---------------------------------------------------------------------------------------
Shares sold                                             $    653                 67
Shares issued in reinvestment of distributions               591                 61
Shares redeemed                                           (3,275)              (338)
---------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $ (2,031)              (210)
=======================================================================================

--------------------------------------------------------------------------------
JPMorgan Funds
Financial Highlights (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Tax Free Income Fund @
                                                  --------------------------------------------------------------------------------
                                                  Class A     Class B                       Institutional Class
                                                  --------    --------    --------------------------------------------------------
                                                  2/16/01^    2/16/01^    9/1/00                Year Ended                 1/1/97*
                                                  Through     Through     Through     --------------------------------     Through
                                                  2/28/01     2/28/01     2/28/01     8/31/00     8/31/99      8/31/98     8/31/97
                                                  -------     -------     -------     -------     -------      -------     -------
Per share operating performance:
Net asset value, beginning of period...........   $  6.44     $  6.44     $  6.25     $  6.19     $  6.60      $  6.45     $  6.39
                                                  -------     -------     -------     -------     -------      -------     -------
Income from investment operations:
  Net investment income........................      0.01        0.01        0.14        0.30        0.34         0.35        0.24
  Net gains or losses in securities (both
    realized and unrealized)...................        --          --        0.19        0.06       (0.37)        0.21        0.06
                                                  -------     -------     -------     -------     -------      -------     -------
    Total from investment operations...........      0.01        0.01        0.33        0.36       (0.03)        0.56        0.30
                                                  -------     -------     -------     -------     -------      -------     -------
Less distributions:
  Dividends from net investment income.........      0.01        0.01        0.14        0.30        0.34         0.35        0.24
  Distributions from capital gains.............        --          --          --          --        0.04         0.06          --
                                                  -------     -------     -------     -------     -------      -------     -------
    Total distributions........................      0.01        0.01        0.14        0.30        0.38         0.41        0.24
                                                  -------     -------     -------     -------     -------      -------     -------
Net asset value, end of period.................   $  6.44     $  6.44     $  6.44     $  6.25     $  6.19      $  6.60     $  6.45
                                                  =======     =======     =======     =======     =======      =======     =======
Total return(1)................................      0.11%       0.09%       5.42%       6.11%      (0.63%)       8.99%       4.86%
Ratios/supplemental data:
  Net assets, end of period (millions).........   $    52     $    10     $   785     $   753     $   744      $   761     $   677
Ratios to average net assets:#
  Expenses.....................................      0.52%       1.14%       0.74%       0.57%       0.03%        0.02%       0.02%
  Net investment income........................      4.83%       4.21%       4.61%       4.98%       5.25%        5.39%       5.73%
  Expenses without waivers, reimbursements
    and earnings credits.......................      0.85%       1.19%       0.74%       0.66%       0.50%        0.50%       0.49%
  Net investment income without waivers,
    reimbursements and earnings credits........      4.50%       4.16%       4.61%       4.89%       4.78%        4.91%       5.26%
Portfolio turnover rate........................        26%         26%         26%         35%         39%          47%         48%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Tax Free Income Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                             Intermediate Tax Free Income Fund @
                                                     ----------------------------------------------------
                                                                     Institutional Class
                                                     ----------------------------------------------------
                                                     9/1/00              Year Ended               1/1/97*
                                                     Through    ------------------------------    Through
                                                     2/28/01    8/31/00    8/31/99     8/31/98    8/31/97
                                                     -------    -------    -------     -------    -------
Per share operating performance:
Net asset value, beginning of period..............   $ 10.46    $ 10.42    $ 10.93     $ 10.85    $ 10.75
                                                     -------    -------    -------     -------    -------
Income from investment operations:
  Net investment income...........................      0.22       0.46       0.52        0.56       0.39
  Net gains or losses in securities (both
    realized and unrealized)......................      0.27       0.10      (0.39)       0.29       0.10
                                                     -------    -------    -------     -------    -------
    Total from investment operations..............      0.49       0.56       0.13        0.85       0.49
                                                     -------    -------    -------     -------    -------
Less distributions:
  Dividends from net investment income............      0.22       0.46       0.52        0.56       0.39
  Distributions from capital gains................        --       0.06       0.12        0.21         --
                                                     -------    -------    -------     -------    -------
    Total distributions...........................      0.22       0.52       0.64        0.77       0.39
                                                     -------    -------    -------     -------    -------
Net asset value, end of period....................   $ 10.73    $ 10.46    $ 10.42     $ 10.93    $ 10.85
                                                     =======    =======    =======     =======    =======
Total return......................................      4.72%      5.54%      1.15%       8.08%      4.58%
Ratios/supplemental data:
  Net assets, end of period (millions)............   $   706    $   694    $   729     $   717    $   631
Ratios to average net assets:#
  Expenses........................................      0.74%      0.57%      0.03%       0.02%      0.02%
  Net investment income...........................      4.18%      4.49%      4.81%       5.10%      5.40%
  Expenses without waivers, reimbursements
    and earnings credits..........................      0.74%      0.66%      0.50%       0.50%      0.50%
  Net investment income without waivers,
    reimbursements and earnings credits...........      4.18%      4.40%      4.34%       4.62%      4.92%
Portfolio turnover rate...........................        15%        60%        62%         71%        60%
----------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Intermediate Tax Free Income Fund.
  * Commencement of operations.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                  New York Intermediate Tax Free Income Fund @
                                                  --------------------------------------------------------------------------------
                                                  Class A     Class B                       Institutional Class
                                                  --------    --------    --------------------------------------------------------
                                                  2/16/01^    2/16/01^    9/1/00                Year Ended                 1/1/97*
                                                  Through     Through     Through     --------------------------------     Through
                                                  2/28/01     2/28/01     2/28/01     8/31/00     8/31/99      8/31/98     8/31/97
                                                  -------     -------     -------     -------     -------      -------     -------
Per share operating performance:
Net asset value, beginning of period...........   $  7.22     $  7.22     $  7.01     $  6.91     $  7.29      $  7.15     $  7.09
                                                  -------     -------     -------     -------     -------      -------     -------
Income from investment operations:
  Net investment income........................      0.01        0.01        0.15        0.31        0.35         0.37        0.26
  Net gains or losses in securities (both
    realized and unrealized)...................     (0.01)      (0.01)       0.20        0.10       (0.31)        0.21        0.06
                                                  -------     -------     -------     -------     -------      -------     -------
    Total from investment operations...........        --          --        0.35        0.41        0.04         0.58        0.32
                                                  -------     -------     -------     -------     -------      -------     -------
Less distributions:
  Dividends from net investment income.........      0.01        0.01        0.15        0.31        0.35         0.37        0.26
  Distributions from capital gains.............        --          --          --          --        0.07         0.07          --
                                                  -------     -------     -------     -------     -------      -------     -------
    Total distributions........................      0.01        0.01        0.15        0.31        0.42         0.44        0.26
                                                  -------     -------     -------     -------     -------      -------     -------
Net asset value, end of period.................   $  7.21     $  7.21     $  7.21     $  7.01     $  6.91      $  7.29     $  7.15
                                                  =======     =======     =======     =======     =======      =======     =======
Total return(1)................................     (0.04%)     (0.06)       5.02%       6.13%       0.38%        8.37%       4.62%
Ratios/supplemental data:
  Net assets, end of period (millions).........   $    77     $    13     $   296     $   277     $   295      $   283     $   235
Ratios to average net assets:#
  Expenses.....................................      0.52%       1.14%       0.75%       0.58%       0.04%        0.03%       0.03%
  Net investment income........................      4.44%       3.82%       4.21%       4.48%       4.85%        5.08%       5.52%
  Expenses without waivers, reimbursements
    and earnings credits.......................      1.13%       1.47%       0.77%       0.70%       0.53%        0.53%       0.53%
  Net investment income without waivers,
    reimbursements and earnings credits........      3.83%       3.49%       4.19%       4.36%       4.36%        4.58%       5.02%
Portfolio turnover rate........................        33%         33%         33%         46%         39%          66%         32%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Tax Free Income Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMorgan Funds
--------------------------------------------------------------------------------
                                    Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                              New Jersey Tax Free Income Fund @
                                                     ----------------------------------------------------
                                                                     Institutional Class
                                                     ----------------------------------------------------
                                                     9/1/00              Year Ended               1/1/97*
                                                     Through    ------------------------------    Through
                                                     2/28/01    8/31/00    8/31/99     8/31/98    8/31/97
                                                     -------    -------    -------     -------    -------
Per share operating performance:
Net asset value, beginning of period..............   $  9.73    $  9.61    $ 10.24     $ 10.04    $  9.99
                                                     -------    -------    -------     -------    -------
Income from investment operations:
  Net investment income...........................      0.21       0.44       0.49        0.52       0.37
  Net gains or losses in securities (both
    realized and unrealized)......................      0.36       0.12      (0.45)       0.24       0.05
                                                     -------    -------    -------     -------    -------
    Total from investment operations..............      0.57       0.56       0.04        0.76       0.42
                                                     -------    -------    -------     -------    -------
Less distributions:
  Dividends from net investment income............      0.21       0.44       0.49        0.52       0.37
  Distributions from capital gains................        --         --       0.18        0.04         --
                                                     -------    -------    -------     -------    -------
    Total distributions...........................      0.21       0.44       0.67        0.56       0.37
                                                     -------    -------    -------     -------    -------
Net asset value, end of period....................   $ 10.09    $  9.73    $  9.61     $ 10.24    $ 10.04
                                                     =======    =======    =======     =======    =======
Total return......................................      5.92%      6.08%      0.37%       7.82%      4.20%
Ratios/supplemental data:
  Net assets, end of period (millions)............   $    82    $    73    $    68     $    71    $    64
Ratios to average net assets:#
  Expenses........................................      0.75%      0.59%      0.04%       0.02%      0.02%
  Net investment income...........................      4.28%      4.67%      4.94%       5.16%      5.52%
  Expenses without waivers, reimbursements
    and earnings credits..........................      0.94%      0.82%      0.63%       0.63%      0.57%
  Net investment income without waivers,
    reimbursements and earnings credits...........      4.09%      4.44%      4.35%       4.55%      4.97%
Portfolio turnover rate...........................        48%        48%        24%         60%        14%
---------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select New Jersey Tax Free Income Fund.
  * Commencement of operations.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMorgan Funds
--------------------------------------------------------------------------------
Financial Highlights (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                    California Intermediate Tax Free Fund @
                                                      --------------------------------------------------------------------
                                                                                    Class A
                                                      --------------------------------------------------------------------
                                                      9/1/00                             Year Ended
                                                      Through    ---------------------------------------------------------
                                                      2/28/01     8/31/00     8/31/99      8/31/98     8/31/97     8/31/96
                                                      -------     -------     -------      -------     -------     -------
Per share operating performance:
Net asset value, beginning of period..............   $  10.00    $   9.79    $  10.29     $  10.07    $   9.81    $   9.89
                                                     --------    --------    --------     --------    --------    --------
Income from investment operations:
  Net investment income...........................       0.21        0.42        0.41         0.45        0.46        0.48
  Net gains or losses in securities (both
    realized and unrealized)......................       0.23        0.31       (0.37)        0.32        0.26        0.01
                                                     --------    --------    --------     --------    --------    --------
    Total from investment operations..............       0.44        0.73        0.04         0.77        0.72        0.49
                                                     --------    --------    --------     --------    --------    --------
Less distributions:
  Dividends from net investment income............       0.21        0.42        0.41         0.45        0.33        0.48
  Distributions from capital gains................         --        0.10        0.13         0.10        0.13        0.09
                                                     --------    --------    --------     --------    --------    --------
    Total distributions...........................       0.21        0.52        0.54         0.55        0.46        0.57
                                                     --------    --------    --------     --------    --------    --------
Net asset value, end of period....................   $  10.23    $  10.00    $   9.79     $  10.29    $  10.07    $   9.83
                                                     ========    ========    ========     ========    ========    ========
Total return(1)...................................       4.50%       7.83%       0.28%        7.81%       7.46%       5.00%
Ratios/supplemental data:
  Net assets, end of period (millions)............   $     22    $     19    $     21     $     24    $     26    $     28
Ratios to average net assets:#
  Expenses........................................       0.60%       0.60%       0.60%        0.60%       0.60%       0.60%
  Net investment income...........................       4.29%       4.35%       3.99%        4.38%       4.65%       4.77%
  Expenses without waivers, reimbursements
    and earnings credits..........................       1.55%       1.55%       1.46%        1.44%       1.33%       1.47%
  Net investment income without waivers,
    reimbursements and earnings credits...........       3.34%       3.40%       3.13%        3.54%       3.92%       3.90%
Portfolio turnover rate...........................         22%        116%        111%          44%         66%        188%
---------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista California Intermediate Tax Free Fund.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMorgan Funds
Funds Special Meeting of Shareholders (unaudited)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Select New York Intermediate Tax Free Income Fund and Chase Vista Select Tax Free Income Fund (the "acquiring funds"), both a series of Mutual Fund Select Trust and Chase Vista New York Tax Free Income Fund and Chase Vista Tax Free Income Fund (the "acquired funds"), both a series of Mutual Fund Trust. Under the Reorganization Plan, the acquired funds would transfer all of their asset and liabilities to the acquiring funds in a tax-free reorganization. In exchange, shareholders of the acquired funds would receive shares of the acquiring funds with a value equal to their respective holdings in the acquired funds. A majority of shareholders of Chase Vista New York Tax Free Income Fund and Chase Vista Tax Free Income Fund, respectively, approved the Reorganization Plan by the following votes:

                             Chase Vista New York          Chase Vista Tax Free
                             Tax Free Income Fund               Income Fund
--------------------------------------------------------------------------------
For                               3,823,042                      2,529,246
Against                             346,885                         58,795
Abstain                             149,156                         74,968

--------------------------------------------------------------------------------
JPMorgan Tax Free Funds
Semi-Annual Report

INVESTMENT ADVISER

JPMorgan Fleming Asset Management

ADMINISTRATOR, SHAREHOLDER AND FUND SERVICING AGENT AND CUSTODIAN

The Chase Manhattan Bank

DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT

DST Systems, Inc.

LEGAL COUNSEL

Simpson, Thatcher & Barnett

INDEPENDENT ACCOUNTANTS

PriceWaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceeded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accoutants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

          (c) J.P. Morgan Chase & Co., All Rights Reserved. April 2001

                                                                      ANSTF-2-40